UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-3447

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2003

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

[BACKGROUND GRAPHIC OMITTED]

[SEI INVESTMENTS LOGO OMITTED]


                                          Annual Report as of September 30, 2003


                                                 SEI Institutional Managed Trust


                                                      Tax-Managed Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                      Tax-Managed Small Cap Fund

                                                            Small Cap Value Fund

                                                           Small Cap Growth Fund

                                                                    Mid-Cap Fund

                                                          Core Fixed Income Fund

                                                            High Yield Bond Fund

TABLE OF CONTENTS



-------------------------------------------------------------

Management's Discussion and Analysis of Fund Performance   1
-------------------------------------------------------------
Statements of Net Assets/Schedule of Investments          14
-------------------------------------------------------------
Statement of Assets and Liabilities                       89
-------------------------------------------------------------
Statements of Operations                                  90
-------------------------------------------------------------
Statements of Changes in Net Assets                       92
-------------------------------------------------------------
Financial Highlights                                      96
-------------------------------------------------------------
Notes to Financial Statements                             98
-------------------------------------------------------------
Report of Independent Auditors                           107
-------------------------------------------------------------
Trustees and Officers of the Trust                       108
-------------------------------------------------------------
Notice to Shareholders                                   111
-------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2003


Tax-Managed Large Cap Fund

Objective

The investment objective of the Tax-Managed Large Cap Fund is capital appreciation by investing in the equity securities of large companies. The Fund attempts to minimize the current tax impact on shareholders by buying and holding undervalued large cap U.S. common stocks.

Strategy

With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire U.S. large cap market, seeking to add value through stock selection in a tax-aware framework while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise to the Fund. Goldman Sachs Asset Management, Transamerica Investment Management, Montag & Caldwell Investment Counsel, and Peregrine Capital Management invest in the large cap growth area of the market employing tax-aware trading techniques. Sanford C. Bernstein and LSV Asset Management invest in the large-cap value area of the market employing tax-aware trading techniques. Parametric Portfolio Associates invests in both value and growth large-cap stocks through a quantitative process and aggressively harvests tax losses in the portfolio.

Analysis

The Tax-Managed Large Cap Fund, Class A, advanced 23.84% for the fiscal year ended September 30, 2003, trailing the Russell 1000 Index, which returned 25.14%.

The fiscal year got off to a booming start as stocks posted double-digit gains in October and November. As corporate bankruptcies and scandals subsided, market participants regained some of their appetite for risk and scooped up beaten-down equities. From December through February, the market gave back most of its gains as geopolitical risk and the uncertainty over the global response to the situation in Iraq caused investors to sell equities. Once that uncertainty was eliminated and the war begun, stocks gained steadily throughout the rest of the period as investors focused on the fiscal and monetary incentives that were positively impacting the U.S. economy. Record low interest rates, increased consumer cash flow from mortgage refinance, and U.S. Federal tax cuts all helped to buoy stocks. For the most part, stocks that gained the most in this rally were those that generally suffered the most during the prior sell-off. Small cap stocks outperformed large, while growth issues outperformed value. In general, stocks with weaker fundamentals outperformed those with stronger fundamentals. Technology stocks in particular benefited as these companies are some of the most sensitive to changes in overall economic sentiment.

The Fund's underweight to the telecom and semiconductor sectors detracted from performance, while an overweight to the biotechnology sector at the expense of large pharmaceutical stocks added to relative returns. Holdings in Nokia Oyj ADR and Eastman Kodak detracted from returns, while several positions in Internet-related issues positively impacted relative performance. Aronson+Johnson+Ortiz, LP and Franklin Portfolio Associates were added as sub-advisers during the fiscal year. Both managers employ a quantitative value approach and replaced the low tracking error portion managed by Barclays Global Investors.

Tax-Managed Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN (1)
---------------------------------------------------------------------------
                                  Annualized    Annualized    Annualized
                       One Year       3 Year        5 Year     Inception
                         Return       Return        Return       to Date
---------------------------------------------------------------------------
Tax-Managed Large Cap
Fund, Class A            23.84%      -11.62%        -0.10%        -0.79%
---------------------------------------------------------------------------
Tax-Managed Large Cap
Fund, Class Y            24.26%         N/A           N/A         -7.29%
---------------------------------------------------------------------------

[GRAPHIC OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Large Cap Fund, Class A, versus the Russell 1000 Index

Plot points follow:

                       Tax Managed
                         Large Cap          Russell 1000
                     Fund, Class A                 Index

3/31/98                    100,000               100,000
9/30/98                     91,510                91,940
9/30/99                    121,342               116,736
9/30/00                    131,850               137,527
9/30/01                     92,400                98,442
9/30/02                     73,514                79,236
9/30/03                     91,040                99,156

1 For the period ended 9/30/03. Past performance is no indication of future performance. The performance of Class Y Shares may be different than the performance of Class A Shares because of different distribution fees paid by Class Y shareholders. Class A Shares were offered beginning 3/5/98 and Class Y Shares were offered beginning 4/8/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003           1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2003

Large Cap Value Fund

Objective

The investment objective of the Large Cap Value Fund is long-term growth of capital and income by investing in the equity securities of large companies. The Fund invests primarily in a diversified portfolio of high quality, income producing common stocks, which, in the adviser's opinion, are undervalued in the marketplace at the time of purchase.

Strategy

With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire large cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its four sub-advisers, each of whom has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise or sub-style to the Fund. Aronson+Johnson+Ortiz invests in asset-rich companies selling at relatively low multiples of earnings, which have earnings and price momentum. LSV Asset Management invests in companies trading at deep discounts to their intrinsic value. Franklin Portfolio Associates focuses on companies that are attractively priced that are showing signs of improvement. Sanford C. Bernstein incorporates intensive fundamental research to invest in undervalued stocks where there is a relationship between the current price, its future earnings power and dividend producing capability. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

Analysis

The Large Cap Value Fund, Class A, underperformed its benchmark, the Russell 1000 Value Index, for the fiscal year ended September 30, 2003, returning 22.55% to the Index's 24.37% advance. Although value stocks rallied sharply during the fiscal period, the market was extremely volatile.

The fiscal year got off to a booming start as stocks posted double-digit gains in October and November. As corporate bankruptcies and scandals subsided, market participants regained some of their appetite for risk and scooped up beaten-down equities. From December through February, the market gave back most of its gains as geopolitical risk and the uncertainty over the global response to the situation in Iraq caused investors to sell equities. Once that uncertainty was eliminated and the war begun, stocks gained steadily throughout the rest of the period as investors focused on the fiscal and monetary incentives that were positively impacting the U.S. economy. Record low interest rates, increased consumer cash flow from mortgage refinance, and U.S. Federal tax cuts all helped to buoy stocks. For the most part, stocks that gained the most in this rally were those that generally suffered the most during the prior sell-off. Small cap stocks outperformed large, while growth issues outperformed value. In general, stocks with weaker fundamentals outperformed those with stronger fundamentals. Technology stocks in particular benefited as these companies are some of the most sensitive to changes in overall economic sentiment.

The Fund's underperformance was driven by individual stock positions within the diversified financials, capital goods, healthcare and software & service industries. Specifically, names like Freddie Mac, Northrop, and Tenet Healthcare detracted from the Fund's performance. Franklin Portfolio Associates and Aronson+Johnson+Ortiz, LP replaced Iridian Asset Management, LLC and Barclay's Global Investors as sub-advisers to the Fund during the fiscal year.

Large Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN (1)
---------------------------------------------------------------------------
                                  Annualized    Annualized    Annualized
                       One Year       3 Year        5 Year     Inception
                         Return       Return        Return       to Date
---------------------------------------------------------------------------
Large Cap Value Fund,
Class A                  22.55%       -1.58%         3.13%       10.70%
---------------------------------------------------------------------------
Large Cap Value Fund,
Class I                  22.17%       -1.76%         3.02%       10.63%
---------------------------------------------------------------------------

[GRAPHIC OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Value Fund, Class A and Class I, versus the Russell 1000 Value Index, the S&P 500 Composite Index, and the S&P 500/BARRA Value Index

Plot Points follow:

           Large Cap    Large Cap     Russell      S&P 500       S&P 500/
         Value Fund,   Value Fund        1000    Composite         BARRA
             Class A      Class I Value Index        Index   Value Index

10/31/94     100,000      100,000       100,000     100,000      100,000
9/30/95      124,221      124,221       125,931     126,888      124,980
9/30/96      146,990      146,990       148,535     152,685      148,289
9/30/97      211,842      211,842       211,380     214,446      206,433
9/30/98      208,876      208,876       218,969     233,853      206,041
9/30/99      244,657      244,657       259,960     298,864      250,278
9/30/00      255,593      255,593       283,123     338,554      284,691
9/30/01      242,609      242,609       257,896     248,431      236,606
9/30/02      198,794      198,357       214,183     197,527      183,962
9/30/03      243,622      242,333       266,379     245,704      232,803

1 For the period ended 9/30/03. Past performance is no indication of future performance.The performance indicated above for Class A Shares begins on 10/3/94 at which time Mellon Equity Associates acted as investment adviser to the Fund. Previous periods during which the Fund was advised by another investment adviser are not shown. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/3/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



--------------------------------------------------------------------------------
2           SEI Institutional Managed Trust / Annual Report / September 30, 2003

Large Cap Growth Fund

Objective

The investment objective of the Large Cap Growth Fund is capital appreciation by investing in the equity securities of large companies. The Fund invests in the securities of issuers believed to possess significant growth potential.

Strategy

With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire large cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise or sub-style to the Fund. Goldman Sachs Asset Management invests in companies with strong business franchises that are attractively priced relative to their discounted cash flows. McKinley Capital Management invests in large cap stocks that have accelerating earnings and are exhibiting relative price strength. Montag & Caldwell invests in large cap stocks that exhibit accelerating earnings, are trading at a discount to fair value and are financially stable. Peregrine Capital Management invests in large cap stocks that have sustainable above-average growth over the next five to seven years. Transamerica Investment Management invests in mid-cap and large-cap stocks that are attractively valued from a cash flow basis and have strong prospects for organic growth in the future. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

Analysis

The Large Cap Growth Fund, Class A, advanced 21.66% for the fiscal year ended September 30, 2003, underperforming the Russell 1000 Growth Index, which returned 25.92%. Although growth stocks rallied sharply during the fiscal period, the market was extremely volatile.

The fiscal year got off to a booming start as stocks posted double-digit gains in October and November. As corporate bankruptcies and scandals subsided, market participants regained some of their appetite for risk and scooped up beaten-down equities. From December through February, the market gave back most of its gains as geopolitical risk and the uncertainty over the global response to the situation in Iraq caused investors to sell equities. Once that uncertainty was eliminated and the war begun, stocks gained steadily throughout the rest of the period as investors focused on the fiscal and monetary incentives that were positively impacting the U.S. economy. Record low interest rates, increased consumer cash flow from mortgage refinance, and U.S. Federal tax cuts all helped to buoy stocks. For the most part, stocks that gained the most in this rally were those that generally suffered the most during the prior sell-off. Small cap stocks outperformed large, while growth issues outperformed value. In general, stocks with weaker fundamentals outperformed those with stronger fundamentals. Technology stocks in particular benefited as these companies are some of the most sensitive to changes in overall economic sentiment.

The Fund underperformed primarily due to its underweight to lower-quality stocks and the technology sector, in particular semiconductors. These stocks gained the most from the improved economic sentiment and investors' appetite for risk. SEI's sub-advisers avoided these areas as the valuations for these companies were expensive relative to their expected earnings forecasts. Holdings in Tenet Healthcare and Kohl's detracted from performance, while positions in Internet-related stocks added to relative returns. Goldman Sachs Asset Management was added as a sub-adviser to the Fund during the fiscal year.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003           3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2003


Large Cap Growth Fund (Concluded)

Large Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------
                                  Annualized    Annualized    Annualized
                       One Year       3 Year        5 Year     Inception
                         Return       Return        Return       to Date
--------------------------------------------------------------------------
Large Cap Growth Fund,
Class A                  21.66%      -22.72%        -3.65%         8.28%
--------------------------------------------------------------------------
Large Cap Growth Fund,
Class I                  21.37%      -22.89%        -3.77%         8.21%
---------------------------------------------------------------------------

[GRAPHIC OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Growth Fund, Class A and Class I, versus the Russell 1000 Growth Index, and the S&P 500/BARRA Growth Index

Plot Points follow:

               Large Cap      Large Cap          Russell         S&P 500/
            Growth Fund,    Growth Fund             1000           BARRA
                 Class A        Class I     Growth Index    Growth Index

12/31/94         100,000         100,000        100,000          100,000
9/30/95          127,511         127,511        131,228          130,789
9/30/96          153,765         153,765        159,311          159,642
9/30/97          221,960         221,960        217,141          225,861
9/30/98          240,494         240,494        241,244          266,900
9/30/99          331,256         331,256        325,318          356,018
9/30/00          432,853         432,853        401,540          398,882
9/30/01          211,752         211,665        218,277          256,481
9/30/02          164,171         163,554        169,143          206,827
9/30/03          199,730         198,505        212,985          253,218



1 For the period ended 9/30/03. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


--------------------------------------------------------------------------------
4           SEI Institutional Managed Trust / Annual Report / September 30, 2003

Tax-Managed Small Cap Fund


Objective

The investment objective of the Tax-Managed Small Cap Fund is capital appreciation by investing in the equity securities of small companies. The Fund attempts to minimize the current tax impact on shareholders by buying and holding undervalued small cap U.S. common stocks.

Strategy

With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire small/mid cap universe, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Tax-Managed Small Cap Fund is jointly sub-advised by six investment managers. Assets of the Fund are strategically allocated among the six sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. The Fund is sub-advised by BlackRock Advisors (BlackRock), David J. Greene & Company (DJG), Delaware Investments (Delaware), LSV Asset Management (LSV), Mazama Capital Management (Mazama), and McKinley Capital Management (McKinley). BlackRock focuses on attractively valued companies with a near term business catalyst. DJG looks for undervalued securities that are misunderstood by the marketplace. Delaware focuses on relative growth metrics and identifies companies that trade at attractive relative multiples. LSV's disciplined proprietary screening model ranks stocks based on price to book, price to cash flow, past sales performance, and likelihood of near-term appreciation. Mazama invests primarily in stocks entering extended periods of growth not yet understood by the market. McKinley emphasizes acceleration of the growth rate of companies relative to the market's expectations and companies with positive earnings surprises.

Structure update

Sawgrass Asset Management and Sterling Capital Management were replaced during the year by Mazama, BlackRock, and Delaware. The last three years have been difficult for most small/mid cap growth and value managers. The market has been characterized by volatility, sharp rotations, and a high level of investor emotion both positive and negative. This period has stress tested investment processes and performance of all the Fund's sub-advisers. The Fund has used the period to learn and upgrade its manager lineup.

Analysis

The Tax-Managed Small Cap Fund, Class A, posted a 32.63% return for the fiscal year ended September 30, 2003. The Fund slightly underperformed the Russell 2500 Index, which returned 35.59%.

Equity markets in general have performed very well over the last year. However, growth stocks performed much better than their value counterparts as the market continued to reward long-term growth stocks. Small/Mid cap value stocks, as measured by the Russell 2500 Value Index, have rallied 31% over the past year while their growth counterparts have rallied over 41% over the same time period. The recovery has been led by higher growth areas of the market, namely technology and biotech stocks--the same industries that sold off over the 2000-2002 time periods. Investors have regained confidence and optimism towards equity markets, sparked by a relatively short war campaign in Iraq, which fueled significant advance in the small cap value market (+23%) for the quarter ended June 30, 2003. For the year ended September 2003, areas such as technology and biotech were up 87% and 55% respectively in the benchmark, while financials began to give back some of their strong performance registered over the past three years. In general, stocks that did well over the past year were stocks with long-term growth expectations. Cyclical stocks, companies with a high degree of operating leverage, and speculative issues have faired extremely well.

The Fund's slight underperformance was driven primarily by stock selection, specifically in the commercial services & supplies and semiconductor areas of the market. Favorable industry positioning helped to offset this as the underweights to banks and REITs helped performance for the year. The overweights to semiconductors and software also helped performance.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2003


Tax-Managed Small Cap Fund (Concluded)

The Fund is positioned to capture the opportunities in the small/mid cap area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2500 Index in order to control unnecessary risks and put the focus on stock selection from the specialist sub-advisers.

Tax-Managed Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN (1)
----------------------------------------------------------------
                                                     Annualized
                                       One Year       Inception
                                         Return         to Date
----------------------------------------------------------------
Tax-Managed Small Cap Fund, Class A      32.63%            0.02%
----------------------------------------------------------------

[GRAPHIC OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Small Cap Fund, Class A, versus the Russell 2500 Index

Plot points follow:

                       Tax Managed
                         Small Cap          Russell 2500
                     Fund, Class A                 Index

10/31/00                   100,000               100,000
09/30/01                    81,561                83,511
09/30/02                    75,460                77,290
09/30/03                   100,083               104,797


1 For the period ended 9/30/03. Past performance is no indication of future performance. Fund shares were offered beginning 10/31/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower



--------------------------------------------------------------------------------
6           SEI Institutional Managed Trust / Annual Report / September 30, 2003

Small Cap Value Fund


Objective

The investment objective of the Small Cap Value Fund is capital appreciation by investing in equity securities of smaller companies. The Fund invests in the stocks of companies whose prices appear low relative to certain fundamental characteristics such as earnings, book value or return on capital.

Strategy

With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire small cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Value Fund is jointly sub-advised by seven investment managers. Assets of the Fund are strategically allocated among its seven sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Using a bottom-up process, Artisan Partners seeks to identify companies currently trading below the intrinsic value of the business, that have little or no institutional following. BlackRock Advisors (BlackRock) focuses on attractively valued companies with a near term business catalyst. David J. Greene and Company (DJ Greene) invests in complex multi-segment businesses, often possessing several growth areas, masked by a slower growing parent. Lee Munder Investments (Lee Munder) uses a classic value approach of identifying quality businesses at attractive valuations. LSV Asset Management (LSV) invests in companies trading at deep discounts to their intrinsic value that have exhibited some catalyst to turn around performance. Martingale Asset Management (Martingale) employs a systematic approach focused on valuation, relative performance, and management quality. Wellington Management Company (WMC) utilizes a unique risk / reward relative valuation assessment to identify real estate investments. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

Structure Update

Security Capital Global Capital Management Group, Chartwell Investment Partners, and Sterling Capital Management no longer manage assets in the Fund. Wellington, BlackRock, and Lee Munder were added as sub-advisers during the course of the year. The last three years have been difficult for most small cap value managers. The market has been characterized by volatility, sharp rotations, and a high level of investor emotion both positive and negative. This period has stress tested investment processes and performance of all the Fund's sub-advisers. The Fund has used the period to learn and upgrade its manager lineup.

Analysis

The Small Cap Value Fund, Class A, posted a 29.28% return for the fiscal year ended September 30, 2003. The Fund slightly underperformed the Russell 2000 Value Index, which returned 31.66%.

Equity markets in general have performed very well over the last year. However, growth stocks performed much better than their value counterparts as the market continued to reward long-term growth stocks. Small cap value stocks, as measured by the Russell 2000 Value Index, have rallied 31% over the past year while their growth counterparts have rallied over 41% over the same time period. The recovery has been lead by higher growth areas of the market, namely technology and biotech stocks--the same industries that sold off over the 2000-2002 time periods. Investors have regained confidence and optimism towards equity markets, sparked by a relatively short war campaign in Iraq, which fueled significant advance in the small cap value market (+23%) for the quarter ended June 30, 2003. For the year ended September 2003, areas such as technology and biotech were up 86% and 63% respectively in the benchmark, while financials began to give back some of their strong performance registered over the past three years. In general, stocks that did well over the past year were stocks with long-term growth expectations. Cyclical stocks, companies with a high degree of operating leverage, and speculative issues have faired extremely well.

Performance within the Fund was mild with stock selection slightly detracting from relative performance and industry positioning


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003           7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2003

Small Cap Value Fund (Concluded)


contributing to returns. In particular, small underweight positions to banks and utilities as well as a slight overweight to software helped performance. Stock selection was negatively impacted, particularly within the telecommunication industry, as the Fund's holdings failed to keep pace with the 130% return by the industry in the benchmark. DJ Greene registered solid returns over the past year, assisted by its positioning in technology and communications equipment.

The Fund is positioned to capture the opportunities in the small cap value area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2000 Value Index in order to control unnecessary risks and put the focus on stock selection from the specialist sub-advisers.

Small Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN (1)
------------------------------------------------------------------------
                                  Annualized    Annualized    Annualized
                       One Year       3 Year        5 Year     Inception
                         Return       Return        Return       to Date
------------------------------------------------------------------------
Small Cap Value Fund,
Class A                  29.28%        9.24%         9.53%        12.04%
------------------------------------------------------------------------
Small Cap Value Fund,
Class I                  28.91%        9.11%         9.45%        11.99%
------------------------------------------------------------------------

[GRAPHIC OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Value Fund, Class A and Class I, versus the Russell 2000 Value Index

Plot points follow:

                      Small Cap           Small Cap      Russell 2000
                    Value Fund,         Value Fund,             Value
                        Class A             Class I             Index

12/31/94                100,000             100,000           100,000
9/30/95                 118,889             118,889           122,187
9/30/96                 131,801             131,801           138,658
9/30/97                 193,958             193,958           197,796
9/30/98                 167,425             167,425           172,498
9/30/99                 174,908             174,908           182,554
9/30/00                 202,439             202,439           210,595
9/30/01                 208,755             208,755           222,409
9/30/02                 204,163             203,996           219,162
9/30/03                 263,941             262,971           288,549

1 For the period ended 9/30/03. Past performance is no indication of future performance. Class I Shares performance for the period prior to 2/11/02 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 2/11/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


--------------------------------------------------------------------------------
8           SEI Institutional Managed Trust / Annual Report / September 30, 2003

Small Cap Growth Fund


Objective

The investment objective of the Small Cap Growth Fund is long-term capital appreciation by investing in equity securities of smaller companies. The Fund invests in the stocks of companies that are in an early stage or at a transitional point in their development and have demonstrated or have potential for above average capital growth.

Strategy

With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire small cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Growth Fund is jointly sub-advised by six investment managers. Assets of the Fund are strategically allocated among its six sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Mazama Capital Management (Mazama) invests primarily in stocks entering extended periods of growth not yet understood by the market. RS Investment Management (RSIM) pursues an investment strategy that focuses on emerging growth companies that exhibit very high revenue growth. Wellington Management Co. (WMC) focuses on companies that demonstrate growth at reasonable prices. Delaware Investments (Delaware) focuses on relative growth metrics and identifies companies that trade at attractive relative multiples. Lee Munder Investments (Lee Munder) seeks companies growing faster than the market, while demonstrating skill in their ability to differentiate an attractive stock from a good company. McKinley Capital Management (McKinley) emphasizes acceleration of the growth rate of companies relative to the market's expectations and companies with positive earnings surprises. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

Structure Update

Nicholas-Applegate Capital Management, Sawgrass Asset Management, and Wall Street Associates were replaced during the year by Delaware, McKinley, and Lee Munder. The last three years have been difficult for most small cap growth managers. The market has been characterized by volatility, sharp rotations, and a high level of investor emotion both positive and negative. This period has stress tested investment processes and performance of all the Fund's sub-advisers. The Fund has used the period to learn and upgrade its manager lineup.

Analysis

The Small Cap Growth Fund, Class A, posted a 46.67% return for the fiscal year ended September 30, 2003. The Fund outperformed the Russell 2000 Growth Index, which returned 41.72% as equity markets in general have performed very well over the last year.

The recovery has been lead by higher growth areas of the market, namely technology and biotech stocks--the same industries that sold off over the 2000-2002 time periods. Investors have regained confidence and optimism towards equity markets, sparked by a relatively short war campaign in Iraq, which fueled significant advance in the small cap growth market (+28%) for the quarter ended June 30, 2003. For the year ended September 2003, areas such as technology and biotech were up 93% and 52% respectively in the benchmark, while financials began to give back some of their strong performance registered over the past three years. In general, stocks that did well over the past year were stocks with long-term growth expectations. Cyclical stocks, companies with a high degree of operating leverage, and speculative issues have faired extremely well.

Both stock selection and active industry weights contributed to the Fund's strong performance for the period. In particular, small overweight positions to industries such as biotechnology, semiconductors, technology hardware and software helped performance. Similarly, small underweight positions to regional banks and REITs also bolstered performance. The Fund demonstrated strong stock selection in several areas including commercial services, diversified financials, software, and semiconductors.

The Fund is currently positioned for continued economic growth with slight overweights to consumer discretionary and technology. A pick-up in capital spending will further benefit the Fund as corporations have had the chance to refinance expensive debt during this


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003           9

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2003


Small Cap Growth Fund (Concluded)


historically low interest rate time period, giving investors an extended time horizon and added confidence. The current underweight to regional banks is also rationalized by the excessive valuations these companies have enjoyed over the past few years. Financial institutions more closely tied to capital markets are areas that continue to provide strong performance for the Fund. The Fund is positioned favorably if the current economic trend fully materializes.

Small Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                 Annualized   Annualized  Annualized  Annualized
                       One Year      3 Year       5 Year     10 Year   Inception
                         Return      Return       Return      Return     to Date
--------------------------------------------------------------------------------
Small Cap Growth Fund,
Class A                  46.67%     -13.23%        9.47%       9.30%     11.78%
--------------------------------------------------------------------------------
Small Cap Growth Fund,
Class I                  46.30%     -13.40%        9.35%       9.24%     11.73%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Growth Fund, Class A and Class I, versus the Russell 2000 Growth Index, the S&P 500 Composite Index, and the Wilshire Target Small Growth Index

Plot Points follow:

          Small-Cap      Small-Cap        Russell      S&P 500      Wilshire
       Growth Fund,   Growth Fund,           2000    Composite  Target Small
            Class A        Class I   Growth Index        Index  Growth Index

9/30/93     100,000       100,000         100,000      100,000      100,000
9/30/94     100,230       100,230         100,880      103,680      102,520
9/30/95     141,976       141,976         129,308      134,525      139,140
9/30/96     179,685       179,685         145,614      161,874      155,698
9/30/97     210,644       210,644         179,615      227,352      202,454
9/30/98     154,760       154,760         135,016      247,927      148,743
9/30/99     239,878       239,878         179,072      316,851      173,568
9/30/00     372,483       372,483         232,185      358,928      219,199
9/30/01     212,949       212,949         133,297      263,382      165,627
9/30/02     165,866       165,355         109,091      209,415      168,509
9/30/03     243,275       241,914         154,603      260,491      217,275


1 For the period ended 9/30/03. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 4/20/92 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would been lower.



--------------------------------------------------------------------------------
10          SEI Institutional Managed Trust / Annual Report / September 30, 2003

Mid-Cap Fund


Objective

The investment objective of the Mid-Cap Fund is long-term capital appreciation by investing primarily in equity securities of mid-sized companies.

Strategy

The Fund's fully invested, industry neutral approach to managing domestic equities emphasizes individual stock selection rather than industry or style bets. This philosophy results in a Fund which will tend to have a lower than average price-to-earnings (P/E) ratio and a lower than average price-to-book ratio.

Analysis

The Mid-Cap Fund, Class A, gained 28.92% during the last 12 months, but underperformed its benchmark, the Russell Mid-Cap Index, which advanced 32.63%.

Mid-cap stocks rallied for the fiscal year ended September 30, 2003. The recovery was broad-based with all sectors in the Russell Mid-Cap Index showing positive absolute performance. Technology stocks, led by communication equipment companies, drove the advance. The more conservative consumer staples sector was the weakest performing sector with soft drink companies and brewers trailing the most.

Since the Fund is industry neutral, its investment style and stock selection drove its relative performance. Stock selection in the technology and telecommunications sectors detracted from performance. Our sub-adviser looks for relatively low P/E ratios, companies with higher levels of cash earnings, and sustainable growth. These are not characteristics of the technology and telecommunication companies that registered the highest returns in the last year. These companies typically have little or no earnings and higher valuations.

Going forward, the Fund will continue to be broadly diversified across all sectors and will provide exposure to mid cap stocks in the domestic equity stock market.


Mid-Cap Fund:

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                 Annualized   Annualized  Annualized  Annualized
                       One Year      3 Year       5 Year     10 Year   Inception
                         Return      Return       Return      Return     to Date
--------------------------------------------------------------------------------
Mid-Cap Fund,
Class A                  28.92%       0.07%        8.22%       8.67%     10.11%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the Mid-Cap Fund, Class A, versus the Russell Mid-Cap Index, the S&P 500 Composite Index, and the Wilshire Target Mid-Cap Growth Index

Plot Points follow:

              Mid-Cap          Russell            S&P 500           Wilshire
                Fund,          Mid-Cap          Composite     Target Mid-Cap
              Class A            Index              Index       Growth Index

9/30/93       100,000          100,000            100,000            100,000
9/30/94        91,900          101,650            103,680            105,890
9/30/95       110,078          129,187            134,525            143,703
9/30/96       127,723          149,909            161,874            165,791
9/30/97       182,810          202,467            227,352            208,813
9/30/98       154,639          190,298            247,927            163,751
9/30/99       180,201          227,311            316,851            200,726
9/30/00       229,108          299,187            358,928            254,822
9/30/01       184,226          232,289            263,382            178,605
9/30/02       178,072          211,429            209,415            163,334
9/30/03       229,571          280,419            260,491            213,821


1 For the period ended 9/30/03. Past performance is no indication of future performance. Fund shares were offered beginning 2/16/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          11

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2003


Core Fixed Income Fund


Objective

The investment objective of the Core Fixed Income Fund is current income and preservation of capital by investing in investment grade U.S. fixed income securities.

Strategy

The Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting the Fund's interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the sub-advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for hedging purposes and to implement portfolio strategies more efficiently.

Analysis

For the fiscal year ended September 30, 2003, the Core Fixed Income Fund, Class A, returned 6.63% and outperformed the Lehman Aggregate Bond Index return of 5.40%.

Bond investors finished the fiscal year with positive nominal returns amid significant volatility as geopolitical and economic uncertainty dominated the time period. Short-term interest rates finished lower for the year as the Federal Reserve maintained an accommodative stance with rate cuts in Q4 2002 and Q2 2003, lowering the Fed funds rate to an unprecedented 1.00%. Longer term rates, however, finished higher on a developing, albeit jobless, economic recovery and the Fed's stated desire to counteract a growing deflationary threat. Corporate bonds were easily the top performers for the fiscal year on meaningful earnings improvement and balance sheet repair. For the 12-month period, the sector added 688 basis points (bps) of excess return versus Treasuries. Within credit, lower quality and longer maturity issues were the stellar performers, with long BBB credit issues leading the way by posting a whopping 1,747 bps in excess return versus treasuries. U.S. Agency debt lagged the broad market during the fiscal year, but still managed to post 80 bps of excess return amid headline risk and scrutiny of current Government Sponsored Entities (GSE) regulation. Mortgages suffered throughout the fiscal year due to a record level of refinancing activity. Asset-backed and commercial mortgage-backed issues also performed well and outperformed treasuries by 130 and 214 bps, respectively.

The Fund's performance was primarily driven by the strong rally in the credit sector over the past year. The Fund held an overweight to credit during the entire fiscal year, with a sizeable portion of exposure in lower quality and longer maturity names. The stellar performance of lower quality long issues, therefore, was a major contributor to performance. The Fund remained underweight in mortgages throughout the period and therefore avoided the record wave of refinancing and the resulting underperformance for the sector. Finally, the Fund held significant overweights to the asset-backed and commercial mortgage-backed sectors, which boosted performance as these sectors added significant excess return during the fiscal year. The Fund's sub-advisers benefited from the overall market rally and outperformed the Lehman Aggregate Bond Index. Metropolitan West Asset Management led the way with the highest outperformance, benefiting from their overweight to credit issues and higher exposure to lower quality names. Western Asset Management Company and BlackRock Financial Management followed suit, outperforming the benchmark for the fiscal year.


Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                 Annualized   Annualized  Annualized  Annualized
                       One Year      3 Year       5 Year     10 Year   Inception
                         Return      Return       Return      Return     to Date
--------------------------------------------------------------------------------
Core Fixed Income,
Class A                   6.63%       8.46%        6.21%       6.60%       7.66%
--------------------------------------------------------------------------------
Core Fixed Income,
Class I                   6.37%       8.27%        6.10%       6.55%       7.62%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A and Class I versus the Lehman Aggregate Bond Index

Plot Points follow:

          Core Fixed               Core Fixed                     Lehman
        Income Fund,             Income Fund,                  Aggregate
             Class A                  Class I                 Bond Index

9/30/93      100,000                  100,000                    100,000
9/30/94       94,650                   94,650                     96,780
9/30/95      109,671                  109,671                    110,397
9/30/96      114,617                  114,617                    115,784
9/30/97      125,850                  125,838                    127,062
9/30/98      140,222                  140,209                    141,674
9/30/99      138,875                  138,863                    141,150
9/30/00      148,555                  148,542                    151,016
9/30/01      167,867                  167,971                    170,573
9/30/02      177,755                  177,260                    185,242
9/30/03      189,540                  188,551                    195,245

1 For the period ended 9/30/03. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 5/1/87 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



--------------------------------------------------------------------------------
12          SEI Institutional Managed Trust / Annual Report / September 30, 2003

High Yield Bond Fund


Objective

The investment objective of the High Yield Bond Fund is to maximize total return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The strategy seeks to achieve a high level of total return through sector rotation and security selection.

Strategy

The Fund's investment strategy is to identify high yield market sectors and securities that offer investment opportunities through the analysis of macro-economic, interest rate, industry, and technical factors. Those companies that are best suited to benefit from the identified trends are then selected for investment. Risk is controlled through a high level of diversification, and by performing detailed and ongoing credit analysis on the companies considered and purchased.

Analysis

The High Yield Bond Fund, Class A, returned 19.88% for the fiscal year ended September 30, 2003, underperforming its benchmark, the CS First Boston Global High Yield Index at 28.05%, in what was the best twelve months of performance for the asset class in over ten years.

The strength of the market can be explained by improving credit fundamentals, declining default rates, and record-setting demand for high yield bonds--a dramatic reversal from the dismal high yield environment of the last several years. High yield mutual funds welcomed more cash inflows in the last twelve months than in any other year on record. The lower tier of the high yield market, those rated CCC or below, benefited the most from this demand and returned over 40% during the period. Historically, the lower tier has exhibited the worst risk/return characteristics of any of the credit tiers, but investors' insatiable demand for yield has led to sharp price increases in the prices of the bonds that have been beaten down the most over the last several years. High yield spreads contracted a whopping 448 basis points (bps) over the period, ending September 30, 2003 at 594 bps over U.S. Treasuries, to yield 8.62%.

The Fund's underperformance can be attributed to its modest exposure to the riskiest sectors in the market--specifically the airline, utility, and telecommunications sectors. The airline industry struggled during prior periods due to high cost structures, reduced air traffic since the September 11, 2001 tragedy, and US Air and United bankruptcies. However, positive news regarding the ability of some airlines to renegotiate labor contracts and possibly avert bankruptcy gave the sector a reason to rally nearly 40% during the period. AMR, the parent of American Airlines, led the sector rebound with a 50% return. The wireless communications sector returned an eye-popping 62% during the period. The Fund benefited from its position in certain wireless communication bonds, while our lack of exposure to others, such as Sprint affiliates, detracted from relative performance.

Metals returned a modest 5.6% during the period and was the worst performing sector in high yield. Low steel prices, high energy costs, and stiff demand from foreign competition all weighed on the sector. The Fund's minimal exposure to the sector added to performance.


High Yield Bond Fund:

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                   Annualized      Annualized      Annualized
                       One Year        3 Year          5 Year         10 Year
                         Return        Return          Return         Return
--------------------------------------------------------------------------------
High Yield Bond Fund,
Class A                  19.88%         6.38%           4.48%          7.67%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Comparison of Change in the Value of a $100,000 Investment in the High Yield Bond Fund, Class A, versus the CS First Boston Global High Yield Index

Plot points follow

                        High-Yield       CS First Boston
                        Bond Fund,     Global High Yield
                           Class A                 Index

1/31/95                    100,000               100,000
9/30/95                    112,538               112,918
9/30/96                    129,937               125,080
9/30/97                    149,817               144,742
9/30/98                    153,188               143,990
9/30/99                    158,565               149,677
9/30/00                    158,422               152,551
9/30/01                    150,881               145,030
9/30/02                    159,104               149,164
9/30/03                    190,734               191,004

1 For the period ended 9/30/03. Past performance is no indication of future performance. Fund shares were offered beginning 1/11/95. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          13

STATEMENT OF NET ASSETS



Tax-Managed Large Cap Fund
September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 97.8%
CONSUMER DISCRETIONARY -- 14.3%
   99 Cents Only Stores*               1,700      $       55
   Abercrombie & Fitch, Cl A*          4,600             127
   Amazon.com*                         7,700             372
   American Eagle Outfitters*          2,100              31
   AOL Time Warner (B)*              840,660          12,702
   Autoliv                           112,600           3,397
   Autonation (B)*                   102,700           1,801
   Autozone*                           3,200             287
   Barnes & Noble*                    56,100           1,426
   Bed Bath & Beyond*                 11,400             435
   Belo, Cl A                          1,100              27
   Best Buy*                          10,250             487
   Big Lots*                           6,400             101
   Black & Decker                     15,100             612
   Blockbuster, Cl A                  34,300             720
   BorgWarner                         10,300             699
   Brinker International*              4,100             137
   Brunswick                          22,300             573
   Cablevision Systems, Cl A*         19,800             358
   Carmax*                             4,080             133
   CBRL Group                         43,500           1,543
   CEC Entertainment*                  2,000              78
   Centex                             22,500           1,752
   Cheesecake Factory (B)*             1,500              54
   Claire's Stores                     8,500             284
   Clear Channel Communications      110,220           4,221
   Coach*                              1,800              98
   Comcast, Cl A*                    189,283           5,845
   Comcast, Special Cl A*              9,400             278
   COX Communications, Cl A (B)*     281,980           8,916
   Cumulus Media, Cl A*                4,800              82
   Dana                                8,100             125
   Darden Restaurants                 17,600             334
   Delphi                            107,800             976
   Dillard's, Cl A                     4,800              67
   Dollar General                      6,800             136
   Dollar Tree Stores*                29,100             975
   Dow Jones                             900              43
   DR Horton                          65,350           2,137
   Eastman Kodak (B)                  63,800           1,336
   eBay (B)*                         274,484          14,688
   Extended Stay America*              2,800              42
   Family Dollar Stores              128,620           5,131
   Federated Department Stores        89,700           3,758
   Foot Locker                        10,700             173
   Ford Motor (B)                    242,200           2,609
   Fortune Brands                      4,100             233
   Fox Entertainment Group, Cl A*     70,600           1,976
   Furniture Brands International*     1,800              43

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   GameStop*                           2,900      $       46
   Gannett                           108,550           8,419
   Gap (B)                            25,900             443
   General Motors (B)                141,500           5,792
   General Motors, Cl H*              36,400             521
   Gentex*                             4,500             157
   Genuine Parts                      29,900             956
   Goodyear Tire & Rubber (B)          9,800              64
   Harley-Davidson                    12,500             603
   Harrah's Entertainment             58,760           2,474
   Hasbro                             87,600           1,636
   Hearst-Argyle Television*           1,400              34
   Hilton Hotels                      16,500             268
   Home Depot                        267,000           8,504
   InterActive (B)*                  161,542           5,339
   International Game Technology      12,400             349
   Interpublic Group                  20,600             291
   JC Penney (B)                     101,600           2,171
   Johnson Controls                   23,700           2,242
   Jones Apparel Group                 4,900             147
   KB Home                            28,000           1,670
   Knight-Ridder                      19,500           1,301
   Kohl's*                           218,600          11,695
   Krispy Kreme Doughnuts*             1,600              62
   Lamar Advertising*                 36,900           1,083
   Lear*                              14,200             748
   Leggett & Platt                     9,500             205
   Lennar, Cl A (B)                   20,900           1,626
   Lennar, Cl B                          260              20
   Liberty Media, Cl A*            1,015,550          10,125
   Limited                           135,900           2,049
   Liz Claiborne                       3,400             116
   Lowe's (B)                        181,480           9,419
   Magna International, Cl A           2,200             159
   Mandalay Resort Group              18,200             721
   Marriott International, Cl A      243,588          10,482
   Mattel                             19,400             368
   May Department Stores (B)          57,300           1,411
   Maytag                              1,200              30
   McClatchy, Cl A                     1,900             113
   McDonald's                        139,900           3,293
   McGraw-Hill                        70,090           4,355
   Media General, Cl A                26,300           1,607
   Meredith                           17,100             790
   Metro-Goldwyn-Mayer (B)*           61,000             936
   MGM Mirage*                         4,000             146
   Mohawk Industries*                  1,900             136
   MSC Industrial Direct, Cl A         4,000              83
   Neiman-Marcus Group, Cl A*          1,800              75
   New York Times, Cl A                7,700             335
   Newell Rubbermaid                  11,300             245


--------------------------------------------------------------------------------
14          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Nike, Cl B                          5,200      $      316
   Nordstrom                          21,600             536
   NVR (B)*                            2,600           1,213
   O'Reilly Automotive*                1,800              66
   Office Depot*                      18,100             254
   Omnicom Group                      55,300           3,973
   Outback Steakhouse                  2,800             106
   Park Place Entertainment (B)*      35,700             322
   Petsmart*                           3,400              77
   Pulte Homes                         1,400              95
   Radio One, Cl D*                    9,300             134
   RadioShack                          3,100              88
   Reebok International                2,100              70
   Ross Stores                         2,600             121
   Ruby Tuesday                        2,600              63
   Saks*                              12,000             138
   Sears Roebuck (B)                  29,800           1,303
   Sherwin-Williams                   54,100           1,591
   Six Flags*                          8,600              45
   Snap-On                             3,900             108
   Stanley Works                      34,900           1,030
   Staples*                          345,700           8,210
   Starbucks (B)*                     16,700             481
   Starwood Hotels & Resorts
     Worldwide (B)                    35,860           1,248
   Talbots                             1,200              42
   Target                             28,400           1,069
   Tiffany                             2,600              97
   TJX                               199,000           3,865
   Toys "R" Us*                       15,900             191
   Tribune                            45,000           2,066
   Univision Communications,
      Cl A (B)*                      146,510           4,678
   VF                                 35,900           1,397
   Viacom, Cl B                      362,806          13,895
   Visteon                            58,500             386
   Walt Disney (B)                   384,774           7,761
   Washington Post, Cl B                 200             133
   Westwood One*                       3,500             106
   Whirlpool (B)                      13,000             881
   Williams-Sonoma*                    4,000             108
   XM Satellite Radio Holdings,
      Cl A (B)*                      300,000           4,659
   Yum! Brands*                        9,600             284
   Zale*                              20,300             902
                                                  ----------
                                                     252,381
                                                  ----------
CONSUMER STAPLES -- 9.0%
   Albertson's                        48,900           1,006
   Altria Group                      335,700          14,704
   Anheuser-Busch                     34,200           1,687
   Avon Products                      39,580           2,555
   BJ's Wholesale Club*                9,000             174
   Brown-Forman, Cl B                  1,200              95


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Campbell Soup (B)                  55,300      $    1,465
   Clorox (B)                          7,900             362
   Coca-Cola                         255,259          10,966
   Coca-Cola Enterprises             106,600           2,032
   Colgate-Palmolive (B)             186,044          10,398
   ConAgra Foods                      41,400             879
   Constellation Brands, Cl A*        50,700           1,546
   Costco Wholesale*                  11,400             354
   CVS                                14,900             463
   Dean Foods*                        50,650           1,572
   Energizer Holdings*               107,680           3,959
   General Mills (B)                  46,100           2,170
   Gillette                          440,707          14,094
   Hershey Foods                      13,000             945
   HJ Heinz                            5,800             199
   Hormel Foods                        4,000              92
   Kellogg                            12,500             417
   Kimberly-Clark                     48,900           2,509
   Kraft Foods, Cl A                   6,700             198
   Kroger*                           159,700           2,854
   Loews -- Carolina Group            17,900             412
   McCormick                           4,200             115
   Pepsi Bottling Group                4,400              90
   PepsiAmericas                      45,000             652
   PepsiCo                           322,259          14,769
   Procter & Gamble                  222,238          20,628
   RJ Reynolds Tobacco Holdings       46,900           1,854
   Safeway (B)*                      155,800           3,574
   Sara Lee                           34,800             639
   Smithfield Foods*                   2,700              52
   Supervalu                          79,700           1,902
   Sysco                              26,900             880
   Tyson Foods, Cl A                 106,645           1,507
   UST (B)                            10,000             352
   Wal-Mart Stores                   433,560          24,214
   Walgreen                          147,900           4,532
   Whole Foods Market*                 2,500             138
   Wm. Wrigley Jr.                    67,210           3,717
                                                  ----------
                                                     157,722
                                                  ----------
ENERGY -- 5.9%
   Amerada Hess                       41,300           2,069
   Anadarko Petroleum (B)             25,200           1,052
   Apache                              3,171             220
   Ashland                            17,700             581
   Baker Hughes                       85,100           2,518
   BJ Services*                        3,100             106
   Burlington Resources               46,600           2,246
   ChevronTexaco                     225,931          16,143
   Cimarex Energy*                     2,285              45
   ConocoPhillips                    136,600           7,479
   Cross Timbers Royalty Trust           105               2
   Devon Energy                       23,145           1,115


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          15

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   ENSCO International                 6,000      $      161
   Exxon Mobil                     1,193,282          43,674
   Forest Oil*                         2,300              55
   Grant Prideco*                      9,100              93
   Halliburton (B)                    35,400             859
   Helmerich & Payne                   4,300             112
   Kerr-McGee                         28,700           1,281
   Marathon Oil                      145,100           4,135
   Murphy Oil                          7,800             458
   National-Oilwell*                   6,500             118
   Newfield Exploration*               5,100             197
   Noble Energy                        5,500             211
   Occidental Petroleum              140,200           4,939
   Patterson-UTI Energy*               7,000             190
   Pioneer Natural Resources*          9,900             252
   Pogo Producing                     22,200           1,005
   Precision Drilling*                21,300             802
   Premcor*                            1,800              42
   Rowan*                             11,200             275
   Schlumberger (B)                  142,351           6,890
   Smith International*                7,200             259
   Sunoco (B)                         21,000             845
   Tidewater                           1,900              54
   Unocal                             88,300           2,783
   Valero Energy                       4,124             158
   Varco International*                4,700              80
   XTO Energy                         14,266             299
                                                  ----------
                                                     103,803
                                                  ----------
FINANCIALS -- 23.2%
   21st Century Insurance Group        9,000             124
   ACE                                14,200             470
   Affiliated Managers Group*            900              57
   Aflac                              77,500           2,503
   Allied Capital (B)                  2,400              59
   Allmerica Financial*               15,400             367
   Allstate                          163,800           5,984
   AMB Property+                       3,400             105
   AMBAC Financial Group              27,250           1,744
   American Express                   68,000           3,064
   American International Group      450,998          26,023
   AmerUs Group (B)                    1,200              41
   AmSouth Bancorp                    94,900           2,014
   AON                               115,500           2,408
   Apartment Investment & Management,
     Cl A+                               900              35
   Archstone-Smith Trust+             68,700           1,812
   Arden Realty+                       1,400              39
   Arthur J Gallagher                  1,900              54
   Astoria Financial                  54,700           1,690
   Bank of America                   323,000          25,207
   Bank of Hawaii                     12,700             426


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Bank of New York                   41,000      $    1,194
   Bank One                          162,000           6,261
   Banknorth Group                     4,600             130
   BB&T                               55,200           1,982
   Bear Stearns                       63,500           4,750
   Boston Properties+                 19,200             835
   Capital One Financial              39,400           2,247
   CarrAmerica Realty+                 3,400             102
   Catellus Development*               2,700              66
   Charles Schwab                  1,053,420          12,546
   Charter One Financial               8,930             273
   Chubb                              21,800           1,414
   Cincinnati Financial                5,900             236
   Citigroup (B)                   1,051,170          47,839
   Citizens Banking                    1,800              48
   Comerica                           16,100             750
   Commerce Bancorp                   23,800           1,140
   Compass Bancshares                  4,000             138
   Countrywide Credit Industry (B)    29,600           2,317
   Crescent Real Estate Equity+        2,000              29
   Doral Financial                    16,700             785
   Duke Realty+                       11,100             324
   Eaton Vance                         1,300              44
   Equity Office Properties Trust+   156,700           4,314
   Equity Residential+                73,100           2,140
   Erie Indemnity, Cl A                1,700              66
   Fannie Mae                        127,920           8,980
   Federated Investors, Cl B           3,500              97
   Fidelity National Financial        53,676           1,614
   Fifth Third Bancorp                19,470           1,080
   First American                    100,900           2,512
   First Tennessee National           95,600           4,059
   FirstMerit                          5,200             129
   Flagstar Bancorp                   30,300             695
   FleetBoston Financial             206,800           6,235
   Franklin Resources                 24,400           1,079
   Freddie Mac                       150,820           7,895
   GATX (B)                            3,200              68
   Golden West Financial              23,400           2,095
   Goldman Sachs Group               159,600          13,390
   Greater Bay Bancorp                 3,700              77
   Greenpoint Financial               58,650           1,751
   Hartford Financial Services
      Group (B)                       14,700             774
   HCC Insurance Holdings              2,000              58
   Hibernia, Cl A                     38,300             776
   Highwoods Properties+               1,500              36
   Host Marriott*+                    19,800             212
   Huntington Bancshares             116,300           2,302
   Independence Community Bank        29,000           1,013
   IndyMac Bancorp                    51,700           1,198
   Investment Technology Group*        2,400              46
   iStar Financial+                    4,600             179


--------------------------------------------------------------------------------
16          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Janus Capital Group                21,900      $      306
   Jefferson-Pilot                    48,100           2,135
   John Hancock Financial Services   101,300           3,424
   JP Morgan Chase                   457,700          15,713
   Keycorp                            90,900           2,324
   Kimco Realty+                      38,600           1,581
   LaBranche                           1,600              23
   Legg Mason                          3,600             260
   Lehman Brothers Holdings           91,300           6,307
   Liberty Property Trust+             3,300             122
   Lincoln National                   55,800           1,974
   Loews                              18,100             731
   M&T Bank                            3,500             306
   Mack-Cali Realty+                  23,900             937
   Markel*                             4,400           1,175
   Marsh & McLennan                  104,154           4,959
   Marshall & Ilsley                   9,200             290
   MBIA                               84,300           4,634
   MBNA                              308,260           7,028
   Mellon Financial                   25,100             757
   Mercantile Bankshares               1,300              52
   Merrill Lynch (B)                 110,900           5,936
   Metlife                            66,500           1,865
   MGIC Investment                     5,400             281
   MI Developments, Cl A               1,100              25
   Mony Group (B)                      6,100             199
   Moody's                           183,740          10,100
   Morgan Stanley                    185,900           9,381
   National City                     180,500           5,318
   Nationwide Financial Services,
      Cl A                            16,000             501
   Neuberger Berman                    3,100             130
   New York Community Bancorp         16,100             507
   North Fork Bancorporation
     (NY Shares) (B)                  17,300             601
   Northern Trust                    165,700           7,032
   Nuveen Investments, Cl A            2,400              66
   Old Republic International         42,900           1,420
   PartnerRe Holdings                  9,500             481
   Peoples Bank Bridgeport             2,000              60
   Phoenix (B)                        22,400             259
   Plum Creek Timber+                 38,000             967
   PNC Financial Services Group       65,100           3,097
   Popular                            74,000           2,945
   Principal Financial Group          71,400           2,213
   Progressive (B)                     7,800             539
   Prologis+                          12,100             366
   Protective Life                     4,000             119
   Providian Financial*               15,500             183
   Prudential Financial (B)           33,800           1,263
   Public Storage+                     4,100             161
   Radian Group                        9,500             422
   Raymond James Financial             1,800              65
   Regency Centers+                    1,000              37


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Regions Financial                  81,700      $    2,798
   Roslyn Bancorp                      3,000              70
   Safeco                             22,700             800
   Silicon Valley Bancshares*          3,100              86
   Simon Property Group+               7,100             309
   SLM                                21,900             853
   SouthTrust                         35,100           1,032
   Sovereign Bancorp                  15,600             289
   St. Paul                           67,000           2,481
   State Street                      173,140           7,791
   SunTrust Banks                     70,600           4,262
   Synovus Financial (B)               1,800              45
   T Rowe Price Group                  5,000             206
   TCF Financial                       2,200             106
   Torchmark                          45,000           1,829
   Travelers Property Casualty,
      Cl B                           119,841           1,903
   Union Planters                     59,950           1,897
   UnionBanCal                           100               5
   Unitrin                             1,100              34
   UnumProvident                       8,900             131
   US Bancorp                        364,261           8,739
   Vornado Realty Trust+               3,000             144
   Wachovia                          285,000          11,739
   Waddell & Reed Financial            7,800             184
   Washington Mutual                 258,368          10,172
   Webster Financial                  29,300           1,169
   Wells Fargo                       237,600          12,236
   Whitney Holding                     1,600              54
   Xl Capital, Cl A (B)                5,900             457
   Zions Bancorporation               16,300             910
                                                  ----------
                                                     408,854
                                                  ----------
HEALTH CARE -- 11.0%
   Abbott Laboratories                88,200           3,753
   Advanced Medical Optics*            2,444              44
   AdvancePCS*                         2,400             109
   Aetna (B)                           6,500             397
   Affymetrix*                         2,100              44
   Alcon Inc                           6,400             359
   Allergan                          105,400           8,298
   AmerisourceBergen                   3,387             183
   Amgen (B)*                        315,395          20,365
   Amylin Pharmaceuticals*             3,500              99
   Anthem*                             5,374             383
   Applied Biosystems Group           54,300           1,211
   Barr Laboratories*                    500              34
   Bausch & Lomb (B)                  17,100             755
   Baxter International               22,100             642
   Beckman Coulter                    11,600             528
   Becton Dickinson                   19,900             719
   Biogen*                             5,600             214
   Biomet                             10,050             338


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          17

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Boston Scientific*                 17,200      $    1,097
   Bristol-Myers Squibb              297,770           7,641
   Cardinal Health                    76,000           4,438
   Caremark Rx*                        7,300             165
   Celgene*                            2,000              87
   Chiron*                             3,700             191
   Cigna                              24,400           1,089
   Coventry Health Care*               1,000              53
   CR Bard                             1,900             135
   Cytyc*                              6,000              90
   DaVita*                            23,100             735
   Eli Lilly                         154,793           9,195
   Express Scripts*                    2,300             141
   First Health Group*                 4,500             118
   Fisher Scientific International*    2,000              79
   Forest Laboratories*               13,600             700
   Genentech (B)*                    123,800           9,921
   Genzyme (B)*                        8,700             402
   Gilead Sciences*                    7,500             420
   Guidant                            13,700             642
   HCA                                40,200           1,482
   Health Management Associates,
     Cl A (B)                         14,000             305
   Health Net*                        34,200           1,083
   Hillenbrand Industries              2,900             164
   Humana*                            49,400             892
   ICN Pharmaceuticals                38,100             654
   ICOS (B)*                           2,300              88
   Idec Pharmaceuticals*               2,900              96
   ImClone Systems*                    1,100              43
   IMS Health                         69,544           1,467
   IVAX*                               1,800              35
   Johnson & Johnson                 315,047          15,601
   King Pharmaceuticals*              51,800             785
   Laboratory of America Holdings*     5,300             152
   Lincare Holdings*                   3,500             128
   Manor Care                         28,800             864
   McKesson (B)                       39,300           1,308
   Medco Health Solutions*            18,052             468
   Medicis Pharmaceutical, Cl A        1,000              59
   Medimmune (B)*                      8,300             274
   Medtronic                         490,373          23,008
   Merck                             272,000          13,769
   Mettler Toledo International*       2,300              83
   Mid Atlantic Medical Services*      1,700              87
   Millennium Pharmaceuticals*         4,400              68
   Millipore (B)*                      1,400              65
   Mylan Laboratories                 13,200             510
   Neurocrine Biosciences*               600              30
   Omnicare                            1,500              54
   Oxford Health Plans*                3,700             153
   Patterson Dental*                   1,400              81
   Pfizer                          1,109,348          33,702


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Pharmaceutical Product
     Development*                      4,300      $      103
   Quest Diagnostics*                  2,400             146
   Renal Care Group*                   2,900              99
   Schering-Plough                    83,260           1,269
   SICOR*                              1,700              33
   St. Jude Medical*                   7,900             425
   Steris*                             5,400             124
   Stryker                             6,100             459
   UnitedHealth Group (B)             24,200           1,218
   Universal Health Services, Cl B*    1,600              79
   Watson Pharmaceuticals (B)*        10,600             442
   WellPoint Health Networks*         95,200           7,338
   Wyeth                             191,180           8,813
   Zimmer Holdings (B)*                9,300             512
                                                  ----------
                                                     194,432
                                                  ----------
INDUSTRIALS -- 7.7%
   3M                                127,530           8,808
   Accenture, Cl A*                   60,600           1,354
   AGCO*                               1,800              31
   Allied Waste Industries*            9,600             104
   American Power Conversion           7,400             127
   American Standard*                  2,400             202
   AMN Healthcare Services*            7,200             117
   Apollo Group, Cl A*                35,550           2,347
   Avery Dennison                      2,400             121
   Boeing (B)                         18,200             625
   Burlington Northern Santa Fe       95,300           2,751
   Caterpillar                       135,318           9,315
   Cavco Industries*                     130               3
   Cendant (B)*                      419,960           7,849
   CH Robinson Worldwide               3,200             119
   ChoicePoint*                        2,600              87
   Cintas                            113,300           4,174
   Continental Airlines, Cl B (B)*     4,900              81
   Cooper, Cl A                        7,400             355
   Crane                               1,700              40
   CSX                                40,300           1,179
   Cummins                            25,900           1,151
   D&B*                                1,600              66
   Danaher                            30,400           2,245
   Deere                              13,800             736
   Delta Air Lines                    50,600             673
   Dover                               6,100             216
   Eaton                              37,700           3,341
   Emerson Electric                   41,300           2,174
   Equifax                             7,600             169
   Expeditors International
      Washington                     223,400           7,687
   Fastenal (B)                       67,000           2,533
   FedEx                              40,600           2,616
   Flowserve*                         12,000             244
   Fluor                               1,500              56


--------------------------------------------------------------------------------
18          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   General Dynamics                    5,600      $      437
   General Electric                  378,920          11,296
   Goodrich                           27,000             654
   Graco                              19,600             736
   H&R Block (B)                      29,500           1,273
   Harsco                              2,300              88
   Herman Miller                       1,900              43
   HON Industries                     24,100             891
   Honeywell International            82,300           2,169
   Hubbell, Cl B                      15,800             577
   Hudson Highland Group*                750              14
   IKON Office Solutions              59,800             437
   Illinois Tool Works                 8,100             537
   Iron Mountain*                      4,200             151
   ITT Industries                      4,000             239
   Jacobs Engineering Group*             800              36
   JetBlue Airways*                    4,400             268
   Lafarge North America               3,100             108
   Lockheed Martin                    36,100           1,666
   Manpower                            2,200              82
   Masco                             188,647           4,618
   MKS Instruments*                    3,500              76
   Monster Worldwide*                 10,000             252
   Navistar International*             1,400              52
   Norfolk Southern                   69,700           1,289
   Northrop Grumman                    5,417             467
   Northwest Airlines (B)*            26,000             252
   Paccar                             16,450           1,229
   Pall                                9,500             213
   Parker Hannifin                     7,800             349
   Pentair                             2,400              96
   Pitney Bowes                       15,700             602
   Precision Castparts                20,700             727
   Raytheon                          112,100           3,139
   Republic Services                   6,400             145
   Robert Half International*          5,800             113
   Rockwell Automation                37,400             982
   Rockwell Collins                   35,000             884
   RR Donnelley & Sons                48,100           1,196
   Ryder System                       27,400             803
   ServiceMaster                      14,400             148
   Shaw Group (B)*                     7,600              80
   Skywest                             8,800             152
   Southwest Airlines                 64,100           1,135
   SPX (B)*                           18,500             838
   St. Joe                             2,900              93
   Steelcase, Cl A                     3,900              46
   Swift Transportation*              30,400             690
   Teekay Shipping                    16,400             694
   Textron                            53,800           2,122
   Thomas & Betts*                    23,700             376
   Tyco International                 25,600             523


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Union Pacific                      41,400      $    2,408
   United Parcel Service, Cl B       210,046          13,401
   United Rentals*                     9,100             146
   United Technologies                61,172           4,727
   Valassis Communications*           44,840           1,184
   Viad                               15,500             370
   W.W. Grainger                       4,800             228
   Waste Management                   21,300             557
   Weight Watchers International*     70,000           2,912
   York International                  1,400              48
                                                  ----------
                                                     135,760
                                                  ----------
INFORMATION TECHNOLOGY -- 17.3%
   Acxiom*                             2,400              38
   Adaptec*                            5,300              40
   Adobe Systems                       9,900             389
   Advanced Fibre Communication*       3,900              82
   Advanced Micro Devices*             7,200              80
   Advent Software*                    2,800              45
   Affiliated Computer Services,
     Cl A (B)*                        25,500           1,242
   Agilent Technologies (B)*          14,100             312
   Altera (B)*                        12,800             242
   Amphenol, Cl A*                     1,100              57
   Analog Devices*                    22,100             840
   Andrew*                            18,500             227
   Apple Computer*                     5,300             109
   Applied Materials*                 54,600             990
   Arrow Electronics*                 53,900             991
   Autodesk                            4,100              70
   Automatic Data Processing          65,800           2,359
   Avaya*                             54,000             589
   Avnet*                             68,200           1,127
   AVX                                 9,900             136
   BEA Systems*                       19,700             237
   BISYS Group*                        2,900              38
   BMC Software*                       8,900             124
   Broadcom, Cl A*                     7,000             186
   Cadence Design Systems (B)*        14,800             198
   CDW                                 3,590             207
   Certegy                             1,400              45
   Checkfree (B)*                     35,000             700
   Cisco Systems (B)*              1,059,320          20,699
   Citrix Systems*                    28,500             629
   Cognizant Technology Solutions*       978              36
   Computer Associates
      International                   24,600             642
   Computer Sciences (B)*              4,000             150
   Comverse Technology (B)*          135,000           2,020
   Concord EFS*                       19,000             260
   Convergys*                         89,100           1,634
   Corning (B)*                       79,500             749
   CSG Systems International*          8,100             120
   Cypress Semiconductor (B)*         58,100           1,027


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          19

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Dell*                             406,230      $   13,564
   Diebold                             5,800             294
   DST Systems (B)*                   33,200           1,248
   EchoStar Communications,
      Cl A (B)*                      331,090          12,671
   Electronic Arts*                   28,406           2,620
   Electronic Data Systems (B)        68,600           1,386
   EMC*                              569,210           7,189
   Emulex (B)*                         1,700              43
   Fair Isaac                          2,700             159
   Fairchild Semiconductor
      International*                   3,400              56
   First Data                        805,680          32,195
   Fiserv*                           154,150           5,585
   Flextronics International*         42,300             600
   Global Payments                     2,000              72
   Harris                              3,000             107
   Hewlett-Packard                   392,127           7,592
   Imation                            11,900             389
   Ingram Micro, Cl A*                62,600             817
   Integrated Device Technology*       9,200             114
   Intel (B)                       1,157,050          31,830
   International Business Machines   174,900          15,449
   International Rectifier*            1,900              71
   Intersil, Cl A*                     5,500             131
   Intuit*                            44,810           2,162
   Jabil Circuit*                      5,300             138
   Juniper Networks*                  14,300             213
   Kemet*                             12,000             153
   Kla-Tencor*                         6,100             314
   Lam Research*                       2,600              58
   Lexmark International*              4,000             252
   Linear Technology (B)              10,900             390
   Lucent Technologies (B)*          429,100             927
   Macromedia*                         7,400             183
   Maxim Integrated Products           9,800             387
   Maxtor*                            28,800             350
   Mercury Interactive*                1,000              45
   Microchip Technology                7,300             175
   Micron Technology*                  8,800             118
   Microsoft                       1,676,740          46,597
   Molex (B)                           1,400              40
   Motorola                          225,600           2,700
   National Semiconductor (B)*        79,700           2,574
   NCR*                               53,800           1,705
   Network Appliance (B)*             10,900             224
   Network Associates*                 8,800             121
   Novellus Systems*                  10,600             358
   Nvidia*                            15,700             250
   Oracle*                           522,700           5,865
   Paychex                           436,000          14,793
   Peoplesoft*                        12,700             231
   PerkinElmer                       155,100           2,375
   Perot Systems, Cl A*               13,400             134
   PMC - Sierra*                       6,600              87
   Polycom*                           11,200             186


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   QLogic*                             4,300      $      202
   Qualcomm                          520,142          21,659
   Rambus*                             2,000              34
   Reynolds & Reynolds, Cl A           3,400              94
   RF Micro Devices (B)*              18,400             171
   Sabre Holdings                     86,300           1,855
   Sandisk*                              800              51
   Sanmina-SCI*                      135,400           1,313
   Scientific-Atlanta                 31,800             991
   Semtech*                           11,500             212
   Siebel Systems*                    22,800             222
   Storage Technology*                30,900             746
   Sun Microsystems*                 591,500           1,958
   Sungard Data Systems*             103,300           2,718
   Sybase*                             2,400              41
   Symantec (B)*                       6,000             378
   Symbol Technologies                 7,600              91
   Synopsys*                           1,400              43
   Tech Data*                          8,886             274
   Tektronix*                          3,200              79
   Tellabs*                           55,300             375
   Teradyne*                          18,800             350
   Texas Instruments                 199,520           4,549
   Thermo Electron*                    7,000             152
   Titan*                              3,800              79
   Unisys*                            61,900             837
   Utstarcom*                          4,100             130
   VeriSign*                          14,900             201
   Veritas Software (B)*              90,500           2,842
   Waters*                             5,800             159
   WebMD*                             95,000             847
   Western Digital*                    2,800              36
   Xerox (B)*                        196,900           2,020
   Xilinx*                            22,000             627
   Yahoo! (B)*                        16,800             594
   Zebra Technologies, Cl A*             600              31
                                                  ----------
                                                     304,914
                                                  ----------
MATERIALS -- 2.5%
   Air Products & Chemicals            9,900             446
   Alcan                              24,900             953
   Alcoa                              94,800           2,480
   Ball                                  700              38
   Bemis                              23,800           1,054
   Boise Cascade                      12,800             353
   Bowater                             1,600              67
   Consol Energy (B)                   2,800              52
   Cytec Industries*                  27,600           1,007
   Dow Chemical                       64,100           2,086
   E.I. Du Pont de Nemours           137,300           5,493
   Eastman Chemical                   41,300           1,384
   Ecolab                             11,200             283
   Engelhard                           7,700             213


--------------------------------------------------------------------------------
20          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Florida Rock Industries               800      $       40
   Freeport-McMoRan Copper & Gold,
     Cl B                             36,800           1,218
   Georgia-Pacific                    54,200           1,314
   Hercules*                           6,500              74
   International Flavors &
     Fragrances                        6,200             205
   International Paper                34,000           1,327
   Lubrizol                           55,000           1,785
   Lyondell Chemical                  50,200             642
   Martin Marietta Materials          14,200             518
   MeadWestvaco                        4,900             125
   Monsanto                          182,338           4,365
   Newmont Mining (B)                 14,100             551
   Nucor                               2,300             105
   OM Group*                          20,900             306
   Pactiv*                             8,000             162
   Peabody Energy                     56,900           1,785
   Potash of Saskatchewan             10,300             727
   PPG Industries                     42,200           2,204
   Praxair                           124,300           7,700
   RPM International                   3,000              39
   Sealed Air*                        23,100           1,091
   Sigma-Aldrich                       2,700             140
   Smurfit-Stone Container*            6,260              94
   Sonoco Products                    18,600             408
   Temple-Inland (B)                   4,700             228
   United States Steel                 2,600              48
   Vulcan Materials                    4,100             164
   Weyerhaeuser (B)                    9,400             549
                                                  ----------
                                                      43,823
                                                  ----------
TELECOMMUNICATION SERVICES -- 3.7%
   Alltel                             47,200           2,187
   AT&T                              158,280           3,411
   AT&T Wireless Services (B)*       166,700           1,364
   BellSouth                         487,200          11,537
   CenturyTel                         55,000           1,864
   Citizens Communications*           22,700             254
   Crown Castle International (B)*   117,810           1,109
   Nextel Communications, Cl A (B)*   43,100             849
   Nokia Oyj ADR                     348,500           5,437
   SBC Communications                654,355          14,559
   Sprint-FON Group                  234,000           3,533
   Sprint-PCS Group (B)*              96,900             555
   Telephone & Data Systems            5,200             294
   US Cellular*                       11,000             320
   Verizon Communications            527,000          17,096
   West*                               2,600              62
                                                  ----------
                                                      64,431
                                                  ----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
UTILITIES -- 3.2%
   Allegheny Energy*                  12,800      $      117
   Alliant Energy                      3,200              70
   Ameren (B)                          5,600             240
   American Electric Power            94,500           2,835
   Centerpoint Energy                  9,800              90
   Cinergy                             4,800             176
   Consolidated Edison                 9,400             383
   Constellation Energy Group         90,700           3,245
   Dominion Resources                 18,800           1,164
   DTE Energy                         54,340           2,005
   Duke Energy                        59,300           1,056
   Edison International*             222,100           4,242
   El Paso                           119,200             870
   Energy East                         2,500              56
   Entergy                           117,800           6,379
   Equitable Resources                   900              37
   Exelon                             61,900           3,931
   FirstEnergy                        66,100           2,109
   FPL Group                           9,300             588
   Great Plains Energy                 7,100             215
   Idacorp                             2,900              74
   KeySpan                             2,000              70
   Kinder Morgan                       4,500             243
   MDU Resources Group                 2,200              74
   National Fuel Gas                  13,700             313
   Nicor                              38,900           1,367
   NiSource                           78,200           1,562
   Northeast Utilities               143,000           2,563
   NSTAR                              32,100           1,525
   OGE Energy                          7,500             169
   Oneok                             128,900           2,600
   Peoples Energy                     15,300             633
   Pepco Holdings                      1,600              28
   PG&E (B)*                          21,100             504
   Pinnacle West Capital              46,600           1,654
   PPL                                41,800           1,712
   Progress Energy                     5,500             245
   Public Service Enterprise Group    21,700             911
   Puget Energy                        5,000             112
   Questar                            25,600             789
   Reliant Resources*                  5,362              28
   Sempra Energy                     101,200           2,971
   Southern (B)                       69,200           2,029
   TECO Energy (B)                     9,800             135
   Texas Genco Holdings                1,800              43
   TXU                                20,000             471
   WGL Holdings                       33,300             918
   Wisconsin Energy                   56,100           1,715
   Xcel Energy                        40,300             624
                                                  ----------
                                                      55,890
                                                  ----------
Total Common Stock
   (Cost $1,673,695) ($ Thousands)                 1,722,010
                                                  ----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          21

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
CORPORATE Obligations (C) (F) -- 3.3%
FINANCIALS -- 2.9%
   American Express Credit
        1.170%, 12/17/03              $3,599      $    3,599
        1.110%, 01/13/04               1,200           1,200
   American Honda Finance
        1.340%, 11/10/03                 960             960
        1.305%, 03/15/04               2,999           3,002
   CCN Bluegrass
        1.190%, 08/18/04               3,599           3,599
   CIT Group
        2.360%, 01/09/04                 768             769
        1.888%, 05/03/04                 480             480
        1.860%, 04/08/04               2,831           2,832
        1.346%, 12/05/03               1,871           1,869
   Citigroup
        1.444%, 05/04/04               1,123           1,125
        1.350%, 03/09/04               2,399           2,402
   Concord Minutemen Capital, Ser B
        1.370%, 10/09/03               3,263           3,263
   Countrywide Home Loans
        1.390%, 12/10/03               1,584           1,584
        1.360%, 01/13/04               1,982           1,982
        1.280%, 05/14/04               1,200           1,199
        1.265%, 09/24/04               1,680           1,680
   Goldman Sachs Group
        1.340%, 05/04/04               2,399           2,399
        1.160%, 12/17/03               2,399           2,399
   HBOS Treasury Services
        1.150%, 07/19/04                 624             624
   Harwood
        1.180%, 06/20/06               1,200           1,200
   Household Finance
        2.390%, 03/11/04               2,243           2,256
        1.860%, 04/23/04                 240             241
   International Lease Finance
        1.985%, 10/03/03                 480             480
   Liberty Light US Capital
        1.095%, 01/21/04               2,399           2,399
        1.090%, 05/17/04               1,440           1,439
   Merrill Lynch
        1.080%, 04/13/04               2,399           2,399
   Tango
        1.380%, 08/13/04               2,399           2,399
   USA Education
        1.290%, 01/23/04                 854             855
   Volkswagen Credit
        1.290%, 01/22/04                 480             480
                                                  ----------
                                                      51,115
                                                  ----------


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
INDUSTRIALS -- 0.4%
   Caterpillar
        1.306%, 03/05/04              $1,104      $    1,105
        1.290%, 05/28/04               1,200           1,201
        1.260%, 04/08/04               1,440           1,441
        1.2%, 07/09/04                 2,399           2,399
   General Electric
        1.120%, 01/28/04               1,200           1,200
                                                  ----------
                                                       7,346
                                                  ----------
Total Corporate Obligations
   (Cost $58,461) ($ Thousands)                       58,461
                                                  ----------
Commercial Paper (C) (E) -- 2.1%
FINANCIALS -- 2.0%
   Amstel Funding
        1.136%, 03/15/04               2,399           2,387
        1.111%, 11/05/03               2,399           2,397
   Concord Minutemen Capital
        1.084%, 01/21/04               2,399           2,391
        1.060%, 10/02/03               2,247           2,247
   Crown Point Capital
        1.061%, 11/03/03               1,725           1,723
   JP Morgan Chase
        1.099%, 01/23/04               4,799           4,782
   Lexington Parker Capital
        1.114%, 01/26/04               2,399           2,390
   Mitten
        1.142%, 11/24/03               1,632           1,629
        1.140%, 10/14/03               1,919           1,919
        1.120%, 10/15/03               2,399           2,398
   Park Granada
        1.102%, 12/11/03               3,371           3,364
   Scaldis Capital
        1.104%, 02/06/04                 965             962
   Tannehill Capital
        1.165%, 02/23/04               3,599           3,582
        1.074%, 01/23/04               1,207           1,203
   White Pine Finance
        1.165%, 02/09/04                 483             481
        1.165%, 02/17/04               1,447           1,441
                                                  ----------
                                                      35,296
                                                  ----------
HEALTH CARE -- 0.1%
   Abbott Laboratories
        1.121%, 10/21/03               1,680           1,678
                                                  ----------
Total Commercial Paper
   (Cost $36,974) ($ Thousands)                       36,974
                                                  ----------

--------------------------------------------------------------------------------
22          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Cash Equivalents -- 0.3%
   First Union Cash Management
     Program                       4,364,430      $    4,364
   AIMInvesco Treasurer's
     Money Market Reserve Fund (C) 1,199,656           1,200
                                                  ----------
Total Cash Equivalents
   (Cost $5,564) ($ Thousands)                         5,564
                                                  ----------

U.S. Treasury Obligations -- 0.1%
   U.S. Treasury Bills (A)
        1.030%, 02/26/04             $ 2,000           1,992
        0.990%, 03/25/04                 200             199
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $2,191) ($ Thousands)                         2,191
                                                  ----------

U.S. Government Agency Obligation -- 0.1%
   FNMA (C) (E)
        2.449%, 11/19/03               2,399           2,396
                                                  ----------
Total U.S. Government Agency Obligation
   (Cost $2,396) ($ Thousands)                         2,396
                                                  ----------

Repurchase Agreements -- 3.2%
   ABN Amro (D)
     1.090%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $22,596,505
     (collateralized by FNMA
     obligations, total market
     value: $23,048,541)              22,596          22,596
   Barclays (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $4,817,772
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $4,914,027)   4,818           4,818
   Deutsche Bank (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $16,315,816
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $16,573,088) 16,315          16,315


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Lehman Brothers (C)
     1.080%, dated 09/30/03,
     to be repurchased on 10/01/03,
     repurchase price $2,639,323
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $2,692,150)$  2,639      $    2,639
   Morgan Stanley (D) 1.050%,
     dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $8,996,036
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $9,179,016)   8,996           8,996
                                                  ----------
Total Repurchase Agreements
   (Cost $55,364) ($ Thousands)                       55,364
                                                  ----------
Total Investments -- 106.9%
   (Cost $1,834,645) ($ Thousands)                 1,882,960
                                                  ----------

OTHER ASSETS AND LIABILITIES -- (6.9)%
Payable Upon Return on Securities Loaned            (122,803)
Investment Advisory Fees Payable                        (434)
Administration Fees Payable                             (517)
Shareholder Servicing Fees Payable                      (283)
Other Assets and Liabilities, Net                      2,203
                                                  ----------
Total Other Assets & Liabilities                    (121,834)
                                                  ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 191,065,947 outstanding shares
   of beneficial interest                          2,364,871
Paid-in-Capital -- Class Y
   (unlimited authorization -- no par value)
   based on 416,372 outstanding shares of
   beneficial interest                                 4,144
Undistributed net investment income                    3,155
Accumulated net realized loss
   on investments                                   (658,855)
Net unrealized appreciation
   on investments                                     48,315
Net unrealized depreciation
   on futures contracts                                 (504)
                                                  ----------
Total Net Assets -- 100.0%                        $1,761,126
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,757,292,105 / 191,065,947 shares)               $9.20
                                                       =====

Net Asset Value, Offering and Redemption
   Price Per Share -- Class Y
   ($3,833,850 / 416,372 shares)                       $9.21
                                                       =====


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          23

STATEMENT OF NET ASSETS

Tax-Managed Large Cap Fund (Concluded)
September 30, 2003
--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
* Non-income producing security.
+ Real Estate Investment Trust
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2003 (see Note 8). The total value of securities on loan at September 30, 2003 was $117,288,074.
(C) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of September 30, 2003 was $122,803,117.
(D) Tri-Party Repurchase Agreement.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2003.
ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
NY -- New York
Ser -- Series



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24          SEI Institutional Managed Trust / Annual Report / September 30, 2003

Large Cap Value Fund
September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                          Shares     ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 99.0%
CONSUMER DISCRETIONARY -- 11.2%
   AOL Time Warner*                2,761,800      $   41,731
   Autoliv (B)                       524,500          15,824
   Autonation*                       440,300           7,723
   Barnes & Noble*                   276,000           7,013
   Black & Decker                     69,800           2,830
   Blockbuster, Cl A (B)             176,400           3,704
   BorgWarner                         52,400           3,555
   Brunswick                          99,900           2,565
   CBRL Group                        196,200           6,961
   Centex                            101,800           7,928
   Claire's Stores                    42,800           1,432
   Clear Channel Communications       98,300           3,765
   Comcast, Cl A (B)*                568,600          17,558
   Delphi                            442,400           4,004
   DR Horton                         313,400          10,248
   Eastman Kodak (B)                 258,100           5,405
   Federated Department Stores (B)   413,300          17,317
   Ford Motor (B)                    978,700          10,541
   Fox Entertainment Group, Cl A*    313,500           8,775
   Gannett                            69,400           5,383
   General Motors (B)                651,100          26,649
   Genuine Parts                      98,800           3,160
   Hasbro                            403,300           7,534
   JC Penney (B)                     248,800           5,317
   Johnson Controls                  119,500          11,305
   KB Home                           142,200           8,484
   Knight-Ridder                      87,100           5,810
   Lennar, Cl A (B)                   93,300           7,258
   Liberty Media, Cl A*               87,700             874
   Limited                           594,600           8,967
   Magna International, Cl A           9,700             700
   May Department Stores (B)         184,700           4,549
   McDonald's                        436,900          10,285
   McGraw-Hill                        70,400           4,374
   McLeodUSA, Cl A (B) (D)*          251,800              --
   Media General, Cl A               130,800           7,992
   Meredith                           85,000           3,924
   Nordstrom                          80,400           1,995
   NVR (B)*                           13,100           6,111
   Park Place Entertainment (B)*     150,400           1,355
   Sears Roebuck (B)                  62,100           2,716
   Sherwin-Williams                  242,400           7,129
   Stanley Works (B)                 170,800           5,042
   Tribune                           175,400           8,051
   VF                                166,300           6,471
   Viacom, Cl B (B)                  836,200          32,026
   Visteon                           281,900           1,860
   Walt Disney (B)                   738,000          14,885
   Whirlpool (B)                      56,700           3,843
   Zale*                             103,500           4,596
                                                  ----------
                                                     397,524
                                                  ----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
CONSUMER STAPLES -- 6.6%
   Albertson's                       249,100      $    5,124
   Altria Group                    1,321,800          57,895
   Avon Products                      71,700           4,629
   Campbell Soup (B)                 330,200           8,750
   Coca-Cola Enterprises             496,400           9,461
   Colgate-Palmolive                 129,000           7,210
   ConAgra Foods                      43,000             913
   Constellation Brands, Cl A*       236,900           7,223
   Dean Foods*                       320,200           9,936
   Energizer Holdings*               384,500          14,138
   General Mills (B)                 176,400           8,303
   Hershey Foods                      40,700           2,958
   Kimberly-Clark                    148,300           7,611
   Kroger (B)*                       622,300          11,121
   Loews-- Carolina Group             61,400           1,412
   PepsiAmericas                     231,900           3,360
   PepsiCo                            88,300           4,047
   Procter & Gamble                  391,300          36,321
   RJ Reynolds Tobacco Holdings      194,900           7,706
   Safeway (B)*                      593,927          13,625
   Supervalu                         349,900           8,349
   Tyson Foods, Cl A                 298,400           4,216
                                                  ----------
                                                     234,308
                                                  ----------
ENERGY -- 10.7%
   Amerada Hess                      178,300           8,933
   Anadarko Petroleum (B)             97,200           4,059
   Apache                             79,000           5,478
   Ashland                            59,700           1,961
   Burlington Resources              196,800           9,486
   ChevronTexaco                     937,200          66,963
   ConocoPhillips                    552,600          30,255
   Devon Energy                       81,300           3,918
   Exxon Mobil                     4,762,900         174,322
   Halliburton (B)                    31,000             751
   Kerr-McGee                        111,000           4,955
   Marathon Oil                      728,800          20,771
   Noble Energy                       25,600             980
   Occidental Petroleum (B)          577,800          20,356
   Pogo Producing                     78,700           3,563
   Precision Drilling*               127,400           4,798
   Sunoco (B)                         94,500           3,801
   Unocal                            450,700          14,206
                                                  ----------
                                                     379,556
                                                  ----------
FINANCIALS -- 35.7%
   ACE                                69,800           2,309
   Aflac                             296,800           9,587
   Allstate                          660,900          24,143
   American Express                   89,200           4,019
   American International Group      626,400          36,143
   AmSouth Bancorp                   387,600           8,225


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          25

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   AON                               519,300      $   10,827
   Archstone-Smith Trust+            300,000           7,914
   Astoria Financial                 242,300           7,487
   Bank of America                 1,289,000         100,594
   Bank of Hawaii                     64,700           2,173
   Bank of New York                   58,500           1,703
   Bank One                          557,200          21,536
   BB&T (B)                          163,000           5,853
   Bear Stearns                      299,700          22,418
   Boston Properties+                 81,900           3,560
   Capital One Financial             161,500           9,212
   Chubb (B)                          75,200           4,879
   Citigroup                       3,872,700         176,247
   Comerica                           53,700           2,502
   Commerce Bancorp                  107,000           5,126
   Countrywide Credit Industry (B)   132,400          10,364
   Doral Financial                    76,800           3,610
   Equity Office Properties Trust+   703,300          19,362
   Equity Residential (B)+           285,000           8,345
   Everest Re Group                   52,700           3,961
   Fannie Mae                         43,600           3,061
   Fidelity National Financial       229,600           6,902
   First American                    477,729          11,895
   First Tennessee National          417,700          17,736
   Flagstar Bancorp                  155,600           3,571
   FleetBoston Financial             834,500          25,160
   Franklin Resources                 81,818           3,617
   Freddie Mac                        86,600           4,533
   Golden West Financial              43,000           3,849
   Goldman Sachs Group (B)           292,500          24,541
   Greenpoint Financial (B)          274,200           8,188
   Hartford Financial Services
      Group (B)                       38,200           2,010
   Hibernia, Cl A                    186,000           3,768
   Huntington Bancshares             503,200           9,958
   Independence Community Bank       141,100           4,929
   IndyMac Bancorp                   264,000           6,117
   Jefferson-Pilot                   222,400           9,870
   John Hancock Financial Services   501,200          16,941
   JP Morgan Chase                 1,853,600          63,634
   Keycorp                           343,800           8,791
   Kimco Realty+                     149,537           6,126
   Lehman Brothers Holdings          418,300          28,896
   Lincoln National                  244,900           8,665
   Loews                              21,700             876
   Mack-Cali Realty+                  98,000           3,842
   Markel*                            21,900           5,847
   MBIA                              427,800          23,516
   MBNA                              834,400          19,024
   Merrill Lynch (B)                 484,700          25,946
   Metlife                           265,600           7,450
   Morgan Stanley                    764,700          38,587
   National City                     733,496          21,609


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Nationwide Financial Services,
      Cl A                             6,100      $    2,072
   New York Community Bancorp         82,500           2,600
   Old Republic International        189,200           6,261
   PartnerRe Holdings                 46,700           2,366
   Plum Creek Timber (B)+            179,800           4,574
   PNC Financial Services Group      284,500          13,536
   Popular                           354,200          14,097
   Principal Financial Group         301,600           9,347
   Prudential Financial (B)           64,700           2,417
   Radian Group                       62,700           2,784
   Regions Financial                 364,300          12,477
   Safeco                             95,200           3,357
   SouthTrust                         96,100           2,824
   St. Paul                          230,500           8,535
   SunTrust Banks                    304,700          18,395
   Torchmark                         204,400           8,307
   Travelers Property Casualty,
      Cl B                           474,800           7,540
   Union Planters                    258,100           8,166
   US Bancorp                      1,453,400          34,867
   Wachovia                        1,125,412          46,356
   Washington Mutual (B)           1,051,200          41,386
   Webster Financial                 149,400           5,958
   Wells Fargo                     1,075,600          55,393
   Xl Capital, Cl A (B)               28,700           2,222
   Zions Bancorporation               75,200           4,200
                                                  ----------
                                                   1,261,591
                                                  ----------
HEALTH CARE -- 4.1%
   Abbott Laboratories                92,600           3,940
   Alcon                              30,700           1,724
   Applied Biosystems Group (B)      157,600           3,516
   Bausch & Lomb (B)                  82,400           3,638
   Beckman Coulter (B)               149,400           6,804
   Becton Dickinson                   59,900           2,164
   Bristol-Myers Squibb            1,045,700          26,833
   Cigna                              91,500           4,085
   DaVita*                           104,500           3,326
   HCA                                64,400           2,374
   Health Net (B)*                   158,700           5,026
   Humana*                           416,300           7,514
   ICN Pharmaceuticals               133,500           2,291
   Johnson & Johnson                  71,200           3,526
   King Pharmaceuticals*             228,000           3,454
   Manor Care (B)                    127,500           3,825
   McKesson (B)                      134,700           4,484
   Medco Health Solutions*            37,699             977
   Merck                             623,100          31,541
   Schering-Plough                   477,600           7,279
   WellPoint Health Networks*         81,600           6,290
   Wyeth                             184,900           8,524
                                                  ----------
                                                     143,135
                                                  ----------


--------------------------------------------------------------------------------
26          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
INDUSTRIALS -- 7.5%
   3M                                133,600      $    9,228
   Accenture, Cl A (B)*              309,200           6,908
   Allied Waste Industries*           62,500             675
   Burlington Northern Santa Fe      418,600          12,085
   Caterpillar                       370,500          25,505
   Cendant (B)*                      891,400          16,660
   Cooper, Cl A                       35,600           1,710
   CSX                               114,900           3,361
   Cummins                           125,600           5,580
   Danaher                           129,000           9,528
   Deere                              15,500             826
   Delta Air Lines                   247,100           3,286
   Eaton                             176,000          15,597
   Emerson Electric                  153,000           8,055
   FedEx                             137,800           8,878
   General Electric                   83,700           2,495
   Goodrich                           92,700           2,247
   H&R Block (B)                     115,400           4,980
   HON Industries                     77,200           2,853
   Honeywell International           242,600           6,393
   Hubbell, Cl B                      60,900           2,222
   IKON Office Solutions             279,700           2,045
   Lockheed Martin                   102,100           4,712
   Masco (B)                         290,900           7,121
   Norfolk Southern                  255,100           4,719
   Paccar (B)                         53,700           4,011
   Parker Hannifin                    18,500             827
   Pitney Bowes                       31,800           1,219
   Precision Castparts               106,200           3,728
   Raytheon                          517,400          14,487
   Rockwell Automation               160,800           4,221
   Rockwell Collins                  139,100           3,512
   RR Donnelley & Sons               240,900           5,991
   Ryder System                      139,700           4,096
   Southwest Airlines                127,800           2,262
   SPX (B)*                           84,200           3,813
   Swift Transportation*             142,800           3,240
   Teekay Shipping                    83,800           3,545
   Textron                           341,600          13,476
   Thomas & Betts*                   164,200           2,603
   Union Pacific                     161,900           9,418
   United Technologies (B)           192,700          14,892
   Viad                               57,200           1,366
                                                  ----------
                                                     264,376
                                                  ----------
INFORMATION TECHNOLOGY -- 6.5%
   Affiliated Computer Services,
     Cl A (B)*                       105,000           5,112
   Arrow Electronics*                 92,100           1,694
   Avaya*                            184,800           2,014
   Avnet*                            369,500           6,104
   Checkfree*                        162,500           3,250


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Cisco Systems*                    242,800      $    4,744
   Comverse Technology*              574,300           8,592
   Convergys*                        456,500           8,372
   Corning (B)*                      205,000           1,931
   Cypress Semiconductor (B)*        233,700           4,132
   Electronic Data Systems (B)       270,600           5,466
   Flextronics International*        206,800           2,932
   Hewlett-Packard                 1,443,700          27,950
   Imation                            60,600           1,979
   Ingram Micro, Cl A*               224,600           2,931
   International Business Machines   631,600          55,789
   Intersil, Cl A*                    38,900             926
   Lucent Technologies (B)*        2,136,400           4,615
   Maxtor*                           146,600           1,784
   Motorola                          795,100           9,517
   National Semiconductor*           323,400          10,443
   NCR (B)*                          244,133           7,737
   PerkinElmer                       550,561           8,429
   Qualcomm                           41,900           1,745
   Reynolds & Reynolds, Cl A         130,400           3,593
   Sanmina-SCI*                      389,400           3,777
   Scientific-Atlanta                137,200           4,274
   Solectron*                         62,400             365
   Storage Technology*               127,400           3,075
   Sun Microsystems (B)*           2,603,000           8,616
   Tech Data*                         28,701             885
   Unisys*                           252,900           3,422
   Vishay Intertechnology*            65,000           1,139
   WebMD*                            380,400           3,393
   Xerox (B)*                        835,600           8,573
                                                  ----------
                                                     229,300
                                                  ----------
MATERIALS -- 3.9%
   Alcan                             127,000           4,859
   Alcoa                             320,200           8,376
   Bemis                              79,900           3,540
   Boise Cascade                      78,102           2,156
   Cytec Industries*                 141,300           5,157
   Dow Chemical                      196,600           6,397
   E.I. Du Pont de Nemours           495,700          19,833
   Eastman Chemical                  243,500           8,157
   Freeport-McMoRan Copper & Gold,
     Cl B (B)                        166,300           5,505
   Georgia-Pacific                   203,900           4,943
   International Paper                78,500           3,063
   Lubrizol                          271,000           8,794
   Lyondell Chemical (B)             250,000           3,195
   Martin Marietta Materials          63,800           2,325
   Monsanto                          858,000          20,541
   Peabody Energy                    279,600           8,771
   Potash of Saskatchewan             51,000           3,598
   PPG Industries (B)                162,300           8,475
   Praxair                            55,600           3,444


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          27

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Sealed Air*                        64,400      $    3,042
   Sonoco Products                    52,200           1,146
   Temple-Inland (B)                  16,200             786
   Weyerhaeuser (B)                   13,200             772
                                                  ----------
                                                     136,875
                                                  ----------
TELECOMMUNICATION SERVICES -- 6.6%
   Alltel                            165,100           7,651
   AT&T                              457,500           9,859
   AT&T Wireless Services (B)*       188,200           1,539
   BellSouth                       2,161,200          51,177
   CenturyTel                        245,700           8,327
   Qwest Communications
      International*                 357,500           1,216
   SBC Communications              2,910,700          64,763
   Sprint-FON Group                  820,200          12,385
   Sprint-PCS Group (B)*             377,500           2,163
   Verizon Communications          2,305,400          74,787
                                                  ----------
                                                     233,867
                                                  ----------
UTILITIES -- 6.2%
   American Electric Power           317,500           9,525
   Constellation Energy Group        397,900          14,237
   Dominion Resources                 35,700           2,210
   DTE Energy                         97,700           3,604
   Duke Energy (B)                   117,400           2,091
   Edison International*           1,040,500          19,873
   El Paso (B)                       390,500           2,851
   Entergy                           554,900          30,048
   Exelon (B)                        241,100          15,310
   FirstEnergy                       302,700           9,656
   FPL Group                          11,000             695
   National Fuel Gas                  68,100           1,556
   Nicor                             174,800           6,142
   NiSource                          353,500           7,063
   Northeast Utilities               687,054          12,312
   NSTAR                             163,800           7,780
   Oneok                             655,400          13,219
   Peoples Energy                     77,800           3,219
   Pinnacle West Capital             209,700           7,444
   PPL                               185,600           7,600
   Progress Energy                   107,781           4,792
   Public Service Enterprise Group    84,300           3,541
   Questar                           109,300           3,368
   Sempra Energy                     436,700          12,821
   Southern (B)                      212,400           6,228
   WGL Holdings                      170,000           4,689
   Wisconsin Energy                  264,100           8,074
                                                  ----------
                                                     219,948
                                                  ----------
Total Common Stock
   (Cost $3,516,188) ($ Thousands)                 3,500,480
                                                  ----------


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Corporate Obligations (C) (G) -- 3.0%
FINANCIALS -- 2.6%
   American Express Credit
        1.170%, 12/17/03              $6,595      $    6,596
        1.110%, 01/13/04               2,199           2,199
   American Honda Finance
        1.340%, 11/10/03               1,759           1,759
        1.305%, 03/15/04               5,496           5,503
   CCN Bluegrass
        1.190%, 08/18/04               6,595           6,595
   CIT Group
        2.360%, 01/09/04               1,407           1,410
        1.888%, 05/03/04                 879             879
        1.860%, 04/08/04               5,188           5,190
        1.346%, 12/05/03               3,430           3,425
   Citigroup
        1.444%, 05/04/04               2,058           2,062
        1.350%, 03/09/04               4,397           4,402
   Concord Minutemen Capital, Ser B
        1.370%, 10/09/03               5,980           5,980
   Countrywide Home Loans
        1.390%, 12/10/03               2,902           2,902
        1.360%, 01/13/04               3,632           3,632
        1.280%, 05/14/04               2,198           2,198
        1.265%, 09/24/04               3,078           3,078
   Goldman Sachs Group
        1.340%, 05/04/04               4,397           4,397
        1.160%, 12/17/03               4,397           4,397
   HBOS Treasury Services
        1.150%, 07/19/04               1,143           1,144
   Harwood
        1.180%, 06/20/06               2,199           2,199
   Household Finance
        2.390%, 03/11/04               4,111           4,134
        1.860%, 04/23/04                 440             441
   International Lease Finance
        1.985%, 10/03/03                 879             879
   Liberty Light US Capital
        1.095%, 01/21/04               4,397           4,397
        1.090%, 05/17/04               2,638           2,638
   Merrill Lynch
        1.080%, 04/13/04               4,397           4,397
   Tango
        1.380%, 08/13/04               4,397           4,397
   USA Education
        1.290%, 01/23/04               1,565           1,566
   Volkswagen Credit
        1.290%, 01/22/04                 879             880
                                                  ----------
                                                      93,676
                                                  ----------

--------------------------------------------------------------------------------
28          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
INDUSTRIALS -- 0.4%
   Caterpillar
        1.306%, 03/05/04              $2,023      $    2,024
        1.290%, 05/28/04               2,198           2,200
        1.260%, 04/08/04               2,638           2,641
        1.210%, 07/09/04               4,397           4,397
   General Electric
        1.120%, 01/28/04               2,198           2,199
                                                  ----------
                                                      13,461
                                                  ----------
Total Corporate Obligations
   (Cost $107,137) ($ Thousands)                     107,137
                                                  ----------

Commercial Paper (C) (F) -- 1.9%
FINANCIALS -- 1.8%
   Amstel Funding
        1.136%, 03/15/04               4,397           4,374
        1.111%, 11/05/03               4,397           4,392
   Concord Minutemen Capital
        1.084%, 01/21/04               4,397           4,382
        1.060%, 10/02/03               4,119           4,118
   Crown Point Capital
        1.061%, 11/03/03               3,162           3,159
   JP Morgan Chase
        1.099%, 01/23/04               8,794           8,764
   Lexington Parker Capital
        1.114%, 01/26/04               4,397           4,381
   Mitten
        1.142%, 11/24/03               2,990           2,985
        1.140%, 10/14/03               3,518           3,516
        1.120%, 10/15/03               4,397           4,395
   Park Granada
        1.102%, 12/11/03               6,178           6,164
   Scaldis Capital
        1.104%, 02/06/04               1,769           1,762
   Tannehill Capital
        1.165%, 02/23/04               6,595           6,565
        1.074%, 01/23/04               2,211           2,204
   White Pine Finance
        1.165%, 02/09/04                 885             881
        1.165%, 02/17/04               2,653           2,641
                                                  ----------
                                                      64,683
                                                  ----------
HEALTH CARE -- 0.1%
   Abbott Laboratories
        1.121%, 10/21/03               3,078           3,076
                                                  ----------
Total Commercial Paper
   (Cost $67,759) ($ Thousands)                       67,759
                                                  ----------

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Cash Equivalents -- 0.6%
   First Union Cash Management
     Program                      16,285,716      $   16,286
   AIMInvesco Treasurer's
     Money Market Reserve Fund (C) 2,198,499           2,198
                                                  ----------
Total Cash Equivalents
   (Cost $18,484) ($ Thousands)                       18,484
                                                  ----------

U.S. Government Agency Obligation -- 0.1%
   FNMA (C) (F)
        2.449%, 11/19/03              $4,397           4,390
                                                  ----------
Total U.S. Government Agency Obligation
   (Cost $4,390) ($ Thousands)                         4,390
                                                  ----------

U.S. Treasury Obligation -- 0.1%
   U.S. Treasury Bills (A)
        1.030%, 02/26/04               5,000           4,979
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $4,979) ($ Thousands)                         4,979
                                                  ----------

Repurchase Agreements -- 1.6%
   ABN Amro (E)
     1.090%, dated 09/30/03, matures
     10/01/03, repurchase price
     $13,713,153 (collateralized by
     FNMA obligations, total market
     value: $13,987,597)              13,713          13,713
   Barclays (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $8,829,085
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $9,005,482)   8,829           8,829
   Deutsche Bank (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase
     price $29,900,485 (collateralized by
     U.S. Treasury obligations, total
     market value: $30,371,964)       29,900          29,900
   Lehman Brothers (C) 1.080%,
     dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $4,836,843
    (collateralized by U.S.
     Government Agency
     obligations, total market
     value: $4,933,654)                4,837           4,837
                                                  ----------
Total Repurchase Agreements
   (Cost $57,279) ($ Thousands)                       57,279
                                                  ----------
Total Investments -- 106.3%
   (Cost $3,776,216) ($ Thousands)                 3,760,508
                                                  ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          29

STATEMENT OF NET ASSETS

Large Cap Value Fund (Concluded)
September 30, 2003
--------------------------------------------------------------
                                                        Value
Description                                      ($ Thousands)
--------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (6.3)%
Payable Upon Return on Securities Loaned          $ (225,050)
Investment Advisory Fees Payable                        (837)
Administration Fees Payable                           (1,052)
Shareholder Servicing Fees Payable                      (623)
Administration Servicing Fees Payable                     (2)
Other Assets and Liabilities, Net                      3,828
                                                  ----------
Total Other Assets & Liabilities                    (223,736)
                                                  ----------

NET ASSETS:
Paid-in-Capital -- Class A (unlimited
   authorization -- no par value) based on
   209,864,745 outstanding shares
   of beneficial interest                          3,731,980
Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   540,815 outstanding shares of
   beneficial interest                                 9,473
Undistributed net investment income                   13,769
Accumulated net realized loss
   on investments                                   (202,214)
Net unrealized depreciation on investments           (15,708)
Net unrealized depreciation on futures contracts        (528)
                                                  ----------
Total Net Assets -- 100.0%                        $3,536,772
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,527,685,506 / 209,864,745 shares)              $16.81
                                                      ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($9,086,449 / 540,815 shares)                      $16.80
                                                      ======

* Non-income producing security.
+ Real Estate Investment Trust
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2003 (see Note 8). The total value of securities on loan at September 30, 2003 was $214,680,275.
(C) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of September 30, 2003 was $225,049,902.
(D) Securities considered illiquid. The total value of such securities as of September 30, 2003 was $0.
(E) Tri-Party Repurchase Agreement.
(F) The rate reported is the effective yield at time of purchase.
(G) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2003.
Cl -- Class
FNMA -- Federal National Mortgage Association
Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30          SEI Institutional Managed Trust / Annual Report / September 30, 2003

Large Cap Growth Fund
September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                         Shares      ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 97.2%
CONSUMER DISCRETIONARY -- 17.9%
   Advance Auto Parts (B)*           155,260      $   11,008
   AOL Time Warner (B)*              760,010          11,484
   Clear Channel Communications      412,640          15,804
   COX Communications, Cl A (B)*   1,301,930          41,167
   Dollar Tree Stores*               103,420           3,465
   eBay (B)*                       1,340,050          71,706
   Family Dollar Stores              562,780          22,449
   Gannett                           363,280          28,176
   Harrah's Entertainment            239,480          10,084
   Home Depot                        897,900          28,598
   InterActive (B)*                  775,500          25,630
   Kohl's (B)*                       990,200          52,976
   Lamar Advertising*                156,940           4,605
   Liberty Media, Cl A*            4,504,730          44,912
   Lowe's (B)                        708,620          36,777
   Mandalay Resort Group             238,000           9,427
   Marriott International, Cl A    1,151,102          49,532
   McGraw-Hill                       237,060          14,729
   Metro-Goldwyn-Mayer (B)*          225,630           3,461
   Omnicom Group                     196,200          14,097
   Staples*                        1,600,000          38,000
   Starwood Hotels & Resorts
     Worldwide (B)                   134,150           4,668
   TJX (B)                           850,000          16,507
   Univision Communications,
      Cl A (B)*                      631,370          20,160
   Viacom, Cl B                      601,800          23,049
   Walt Disney (B)                   676,492          13,645
   XM Satellite Radio Holdings,
      Cl A (B)*                    1,500,000          23,295
                                                  ----------
                                                     639,411
                                                  ----------
CONSUMER STAPLES -- 10.2%
   Avon Products                      64,000           4,132
   Coca-Cola                         743,359          31,935
   Colgate-Palmolive                 628,679          35,137
   Dean Foods*                       240,000           7,447
   Energizer Holdings*               105,560           3,881
   Gillette (B)                    1,846,935          59,065
   PepsiCo                         1,229,041          56,327
   Procter & Gamble                  412,472          38,286
   Wal-Mart Stores                 1,657,640          92,579
   Walgreen                          700,000          21,448
   Wm. Wrigley Jr.                   260,370          14,398
                                                  ----------
                                                     364,635
                                                  ----------
ENERGY -- 1.1%
   Baker Hughes                      350,400          10,369
   Schlumberger (B)                  618,931          29,956
                                                  ----------
                                                      40,325
                                                  ----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
FINANCIALS -- 12.0%
   AMBAC Financial Group             105,850     $     6,774
   American Express                  200,755           9,046
   American International Group    1,120,983          64,681
   Capital One Financial (B)         152,435           8,695
   Charles Schwab (B)              4,626,140          55,097
   Citigroup                         700,491          31,879
   Fannie Mae (B)                    377,950          26,532
   Freddie Mac                       473,800          24,804
   Golden West Financial              44,140           3,951
   Goldman Sachs Group (B)           504,100          42,294
   JP Morgan Chase                   226,335           7,770
   Marsh & McLennan                  368,910          17,564
   MBNA                              440,190          10,036
   Moody's                           856,190          47,065
   Northern Trust                    800,000          33,952
   State Street                      885,400          39,843
                                                  ----------
                                                     429,983
                                                  ----------
HEALTH CARE -- 17.2%
   Aetna (B)                         116,000           7,079
   Allergan                          490,000          38,578
   Amgen (B)*                      1,370,754          88,510
   Bristol-Myers Squibb              106,540           2,734
   Cardinal Health                   275,100          16,063
   Celgene*                          203,000           8,796
   Eli Lilly                         595,320          35,362
   Genentech (B)*                    534,900          42,867
   Gilead Sciences (B)*              136,400           7,629
   Guidant                           177,000           8,292
   IMS Health                        303,500           6,404
   Johnson & Johnson                 860,992          42,636
   Medtronic                       2,023,334          94,935
   Pfizer                          4,344,727         131,993
   Schering-Plough                   117,410           1,789
   Teva Pharmaceutical
      Industries ADR                 143,530           8,203
   Watson Pharmaceuticals (B)*       144,860           6,039
   WellPoint Health Networks*        400,000          30,832
   Wyeth (B)                         778,000          35,866
                                                  ----------
                                                     614,607
                                                  ----------
INDUSTRIALS -- 7.5%
   3M                                290,848          20,089
   Apollo Group, Cl A*               136,600           9,019
   Career Education*                 220,000           9,966
   Caterpillar                       333,838          22,981
   Cendant (B)*                      932,580          17,430
   Cintas (B)                        529,100          19,492
   Expeditors International
      Washington                   1,100,000          37,851
   Fastenal (B)                      302,000          11,415
   General Electric                  613,180          18,279
   JetBlue Airways (B)*              168,000          10,243


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          31

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Masco (B)                         478,746      $   11,720
   United Parcel Service, Cl B (B)   922,754          58,872
   Valassis Communications*          203,360           5,369
   Weight Watchers
      International (B)*             350,000          14,560
                                                  ----------
                                                     267,286
                                                  ----------
INFORMATION TECHNOLOGY -- 29.0%
   Amkor Technology (B)*             476,260           6,768
   Automatic Data Processing         186,000           6,668
   Cisco Systems*                  4,039,220          78,926
   Computer Associates
     International (B)               338,920           8,849
   Dell*                           1,612,100          53,828
   DST Systems (B)*                  148,100           5,569
   EchoStar Communications,
      Cl A (B)*                    1,856,975          71,066
   Electronic Arts (B)*              189,528          17,480
   EMC (B)*                        2,269,840          28,668
   First Data                      3,664,020         146,414
   Fiserv*                           703,200          25,477
   Foundry Networks (B)*             309,000           6,647
   Intel                           4,974,000         136,835
   Intuit (B)*                       171,710           8,283
   Marvell Technology Group (B)*      79,000           2,982
   Microsoft                       6,620,945         183,996
   Oracle*                         1,561,800          17,523
   Paychex                         2,035,800          69,075
   Qualcomm                        2,220,450          92,459
   Research In Motion*               209,000           7,984
   Sabre Holdings                    346,940           7,456
   Seagate Technology*               338,560           9,209
   Sungard Data Systems*             416,100          10,948
   Synopsys (B)*                     263,570           8,110
   Texas Instruments                 638,300          14,553
   Veritas Software*                 362,800          11,392
                                                  ----------
                                                   1,037,165
                                                  ----------
MATERIALS -- 0.9%
   Praxair                           525,000          32,524
                                                  ----------
TELECOMMUNICATION SERVICES -- 1.4%
   Amdocs*                           437,000           8,216
   Crown Castle International (B)*   533,880           5,024
   Nextel Communications, Cl A (B)*  612,320          12,056
   Nokia Oyj ADR                   1,634,400          25,497
                                                  ----------
                                                      50,793
                                                  ----------
Total Common Stock
   (Cost $3,572,007) ($ Thousands)                 3,476,729
                                                  ----------

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
CORPORATE OBLIGATIONS (C) (F) -- 5.3%
FINANCIALS -- 4.6%
   American Express Credit
        1.170%, 12/17/03             $11,621      $   11,623
        1.110%, 01/13/04               3,874           3,874
   American Honda Finance
        1.340%, 11/10/03               3,099           3,100
        1.305%, 03/15/04               9,685           9,694
   CCN Bluegrass
        1.190%, 08/18/04              11,621          11,621
   CIT Group
        2.360%, 01/09/04               2,479           2,484
        1.888%, 05/03/04               1,549           1,549
        1.860%, 04/08/04               9,142           9,144
        1.346%, 12/05/03               6,043           6,034
   Citigroup
        1.444%, 05/04/04               3,626           3,634
        1.350%, 03/09/04               7,748           7,757
   Concord Minutemen Capital, Ser B
        1.370%, 10/09/03              10,537          10,537
   Countrywide Home Loans
        1.390%, 12/10/03               5,113           5,114
        1.360%, 01/13/04               6,399           6,399
        1.280%, 05/14/04               3,874           3,873
        1.265%, 09/24/04               5,423           5,423
   Goldman Sachs Group
        1.340%, 05/04/04               7,748           7,748
        1.160%, 12/17/03               7,748           7,748
   HBOS Treasury Services
        1.150%, 07/19/04               2,014           2,015
   Harwood
        1.180%, 06/20/06               3,874           3,874
   Household Finance
        2.390%, 03/11/04               7,244           7,284
        1.860%, 04/23/04                 775             778
   International Lease Finance
        1.985%, 10/03/03               1,550           1,550
   Liberty Light US Capital
        1.095%, 01/21/04               7,748           7,747
        1.090%, 05/17/04               4,649           4,648
   Merrill Lynch
        1.080%, 04/13/04               7,748           7,748
   Tango
        1.380%, 08/13/04               7,748           7,748
   USA Education
        1.290%, 01/23/04               2,758           2,760
   Volkswagen Credit
        1.290%, 01/22/04               1,550           1,550
                                                  ----------
                                                     165,058
                                                  ==========


--------------------------------------------------------------------------------
32          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
INDUSTRIALS -- 0.7%
   Caterpillar
        1.306%, 03/05/04             $ 3,564      $    3,567
        1.290%, 05/28/04               3,874           3,877
        1.260%, 04/08/04               4,649           4,654
        1.210%, 07/09/04               7,748           7,748
   General Electric
        1.120%, 01/28/04               3,874           3,874
                                                  ----------
                                                      23,720
                                                  ----------
Total Corporate Obligations
   (Cost $188,778) ($ Thousands)                     188,778
                                                  ----------

Commercial Paper (C) (E) -- 3.3%
FINANCIALS -- 3.2%
   Amstel Funding
        1.136%, 03/15/04               7,748           7,707
        1.111%, 11/05/03               7,748           7,739
   Concord Minutemen Capital
        1.084%, 01/21/04               7,748           7,722
        1.060%, 10/02/03               7,257           7,257
   Crown Point Capital
        1.061%, 11/03/03               5,571           5,566
   JP Morgan Chase
        1.099%, 01/23/04              15,495          15,442
   Lexington Parker Capital
        1.114%, 01/26/04               7,748           7,720
   Mitten
        1.142%, 11/24/03               5,268           5,259
        1.140%, 10/14/03               6,198           6,196
        1.120%, 10/15/03               7,748           7,744
   Park Granada
        1.102%, 12/11/03              10,886          10,862
   Scaldis Capital
        1.104%, 02/06/04               3,117           3,105
   Tannehill Capital
        1.165%, 02/23/04              11,621          11,567
        1.074%, 01/23/04               3,896           3,883
   White Pine Finance
        1.165%, 02/09/04               1,559           1,552
        1.165%, 02/17/04               4,674           4,653
                                                  ----------
                                                     113,974
                                                  ----------
HEALTH CARE -- 0.1%
   Abbott Laboratories
        1.121%, 10/21/03               5,423           5,420
                                                  ----------
Total Commercial Paper
   (Cost $119,394) ($ Thousands)                     119,394
                                                  ----------


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Cash Equivalents -- 0.3%
   First Union Cash Management
     Program                       7,608,307      $    7,608
   AIMInvesco Treasurer's
     Money Market Reserve Fund (C) 3,873,830           3,874
                                                  ----------
Total Cash Equivalents
   (Cost $11,482) ($ Thousands)                       11,482
                                                  ----------

U.S. Government Agency Obligation -- 0.2%
   FNMA (C) (E)
        2.449%, 11/19/03              $7,748           7,737
                                                  ----------
Total U.S. Government Agency Obligation
   (Cost $7,737) ($ Thousands)                         7,737
                                                  ----------

U.S. Treasury Obligation -- 0.2%
   U.S. Treasury Bills (A)
        1.030%, 02/26/04               6,000           5,975
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $5,975) ($ Thousands)                         5,975
                                                  ----------

Repurchase Agreements -- 4.8%
   Barclays (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $15,557,150
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $15,867,965) 15,557          15,557
   Deutsche Bank (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $52,685,673
     (collateralized by U.S.
     Treasury obligations,
     total market value: $53,516,435) 52,684          52,684
   Lehman Brothers (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $8,522,682
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $8,693,266)   8,522           8,522
   Morgan Stanley (D)
     0.940%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $93,391,435
     (collateralized by U.S.
     Treasury obligations,
     total market value: $95,495,071) 93,389          93,389
                                                  ----------
Total Repurchase Agreements
   (Cost $170,152) ($ Thousands)                     170,152
                                                  ----------
Total Investments -- 111.3%
   (Cost $4,075,525) ($ Thousands)                 3,980,247
                                                  ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          33

STATEMENT OF NET ASSETS

Large Cap Growth Fund (Concluded)
September 30, 2003
-------------------------------------------------------------
                                                       Value
Description                                     ($ Thousands)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (11.3)%
Payable Upon Return on Securities Loaned          $ (396,546)
Investment Advisory Fees Payable                      (1,060)
Administration Fees Payable                           (1,073)
Shareholder Servicing Fees Payable                      (422)
Administration Servicing Fees Payable                     (2)
Other Assets and Liabilities, Net                     (4,334)
                                                  ----------
Total Other Assets & Liabilities                    (403,437)
                                                  ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 226,078,632 outstanding shares
   of beneficial interest                          5,423,950
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 785,698 outstanding shares of
   beneficial interest                                13,464
Accumulated net realized loss
   on investments                                 (1,764,210)
Net unrealized depreciation
   on investments                                    (95,278)
Net unrealized depreciation
   on futures contracts                               (1,116)
                                                  ----------
Total Net Assets -- 100.0%                        $3,576,810
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,564,486,722 / 226,078,632 shares)              $15.77
                                                      ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($12,323,498 / 785,698 shares)                     $15.68
                                                      ======

* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2003 (see Note 8). The total value of securities on loan at September 30, 2003 was $379,370,563.
(C) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of September 30, 2003 was $396,545,600.
(D) Tri-Party Repurchase Agreement.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2003.
ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
34          SEI Institutional Managed Trust / Annual Report / September 30, 2003

Tax-Managed Small Cap Fund
September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 95.9%
CONSUMER DISCRETIONARY -- 20.5%
   99 Cents Only Stores*              10,100       $     327
   Abercrombie & Fitch, Cl A*         34,400             953
   American Greetings, Cl A*          19,200             373
   AnnTaylor Stores*                  14,900             479
   Autonation*                        13,100             230
   Aztar*                             17,300             306
   Bandag                              5,600             189
   Barnes & Noble*                    23,000             584
   Black & Decker                      6,700             272
   Bob Evans Farms                    12,000             320
   BorgWarner                          7,400             502
   Brunswick                          39,800           1,022
   Callaway Golf                      24,900             355
   Centex Construction Products        4,400             197
   Cheesecake Factory (B)*            19,100             691
   Chico's FAS*                        6,600             202
   Coach*                             19,700           1,076
   Columbia Sportswear*                7,200             380
   Cooper Tire & Rubber               12,900             205
   Cost Plus*                          9,400             347
   Cumulus Media, Cl A*               16,700             285
   Dillard's, Cl A                     9,000             126
   Dollar Tree Stores*                21,800             730
   DR Horton                          16,000             523
   Ethan Allen Interiors               6,100             220
   Extended Stay America*             26,600             397
   Foot Locker                        35,700             578
   Four Seasons Hotels                 4,500             224
   Fred's                             20,527             677
   Gentex*                            13,600             474
   Getty Images*                       8,900             313
   Gray Television                    27,600             322
   Group 1 Automotive*                11,900             411
   GTECH Holdings                     15,600             668
   Guitar Center*                     21,760             700
   Handleman                          42,400             716
   Harman International Industries     5,600             551
   Hilton Hotels                      19,000             308
   Hollinger International            18,500             228
   HOT Topic*                         25,180             568
   JC Penney                          15,500             331
   Johnson Controls                    5,500             520
   Journal Communications*            22,100             366
   KB Home                             3,500             209
   Kerzner Interational*               4,400             157
   Krispy Kreme Doughnuts*             9,300             358
   Lamar Advertising*                 13,100             384
   Leapfrog Enterprises (B)*           5,800             220
   Lear*                              11,700             616


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Mandalay Resort Group               3,400       $     135
   Mattel                             14,000             265
   Mediacom Communications*           22,100             148
   MSC Industrial Direct, Cl A         9,700             202
   Nordstrom                          12,000             298
   NVR (B)*                            1,600             746
   Outback Steakhouse                  5,000             189
   Park Place Entertainment*          29,200             263
   Petsmart*                          12,500             284
   PF Chang's China Bistro*            6,100             277
   Pier 1 Imports                      6,300             121
   Polo Ralph Lauren                  52,600           1,411
   Pulte Homes                         9,100             619
   Reebok International               11,000             368
   Regal Entertainment Group, Cl A     8,600             160
   Regis                               8,400             270
   Royal Caribbean Cruises            11,000             309
   Ryland Group (B)                   11,600             848
   Scholastic*                        18,300             527
   Select Comfort*                    25,690             681
   Sharper Image (B)*                 27,100             625
   ShopKo Stores (B)*                 26,000             390
   Shuffle Master (B)*                22,860             621
   Sinclair Broadcast Group*          20,300             206
   Sonic*                              7,400             187
   Sonic Automotive                   14,900             358
   Stage Stores*                      20,900             533
   Station Casinos (B)                22,285             682
   Stride Rite                        38,900             420
   Tiffany                             6,500             243
   Tommy Hilfiger*                    18,400             219
   Tuesday Morning*                   26,105             726
   Unifi*                             15,800              76
   WCI Communities*                    7,200             119
   Westwood One*                      11,200             338
   Whirlpool (B)                       8,500             576
   Williams-Sonoma*                   36,800             993
   WMS Industries*                    20,800             471
   Wynn Resorts*                      10,700             195
                                                   ---------
                                                      37,289
                                                   ---------
CONSUMER STAPLES -- 3.5%
   Adolph Coors, Cl B                  8,100             436
   BJ's Wholesale Club*                7,800             151
   Constellation Brands, Cl A*         4,700             143
   Cott                               19,900             466
   Dial                               17,400             375
   Duane Reade*                       13,000             207
   Flowers Foods                      18,000             410
   Interstate Bakeries                29,600             444
   Loews -- Carolina Group            10,200             235
   NBTY*                              18,200             425


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          35

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Pathmark Stores*                   54,100       $     377
   Peet's Coffee & Tea*               21,145             413
   PepsiAmericas                      25,600             371
   Playtex Products*                  32,200             192
   Stake Technology*                  53,995             500
   Supervalu                          20,900             499
   Tyson Foods, Cl A                  24,100             341
   Universal                           6,300             265
   Winn-Dixie Stores                  13,600             131
                                                   ---------
                                                       6,381
                                                   ---------
ENERGY -- 2.6%
   Amerada Hess                        8,600             431
   Chesapeake Energy                   7,200              78
   Forest Oil*                        12,300             295
   Kerr-McGee                          6,300             281
   Key Energy Services*               12,300             119
   Magnum Hunter Resources*           43,400             347
   Maverick Tube*                      8,400             130
   National-Oilwell*                  15,300             277
   Nuevo Energy*                       9,200             167
   Patina Oil & Gas                   21,950             795
   Patterson-UTI Energy*              11,900             322
   Pioneer Natural Resources*          2,900              74
   Pride International*               11,400             193
   Remington Oil & Gas*                4,000              73
   Rowan*                              8,700             214
   Stone Energy*                      12,100             427
   Talisman Energy                     7,600             360
   Tetra Technologies*                 3,350              69
                                                   ---------
                                                       4,652
                                                   ---------
FINANCIALS -- 15.0%
   Allmerica Financial*               22,600             538
   American Financial Realty Trust+    7,700             109
   Ameritrade Holding*                59,200             666
   AmerUs Group (B)                   10,400             354
   Arch Capital Group*                22,225             734
   Astoria Financial                  16,200             501
   Bancorpsouth                       23,200             508
   BankAtlantic Bancorp, Cl A         29,000             413
   Banknorth Group                     8,400             237
   Bear Stearns                        7,000             524
   Capital Source*                     7,800             136
   Cash America International          4,500              74
   Century Bancorp, Cl A               7,500             251
   CIT Group                          11,300             325
   City National                       9,300             474
   Colonial BancGroup                 34,200             494
   Commerce Bancorp                    4,000             192
   Commerce Bancshares                11,917             521


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Countrywide Credit Industry         1,700       $     133
   Cullen/Frost Bankers                9,100             339
   Delphi Financial Group, Cl A        2,700             126
   Doral Financial                    13,300             625
   Downey Financial                   10,100             472
   E*TRADE Group*                    143,000           1,324
   Everest Re Group                    5,700             428
   Federated Investors, Cl B          14,700             407
   First American                     18,100             451
   First Niagara Financial Group       5,800              88
   FirstFed Financial*                15,000             592
   Friedman Billings Ramsey Group,
     Cl A                             46,100             795
   GATX (B)                            8,800             186
   Greenpoint Financial               19,200             573
   HCC Insurance Holdings              6,400             186
   Hibernia, Cl A                     28,600             579
   Hilb Rogal & Hamilton               2,500              78
   Host Marriott*+                    23,800             255
   Hub International                  16,100             264
   Hudson United Bancorp              11,700             411
   Huntington Bancshares              30,500             604
   IndyMac Bancorp                     6,000             139
   IPC Holdings                        2,800              98
   Landamerica Financial Group        10,800             495
   Old Republic International         24,400             807
   PartnerRe Holdings                  9,500             481
   Penn-America Group                 11,200             168
   PMI Group                          10,600             358
   Popular                             9,500             378
   ProAssurance*                      28,665             740
   Provident Bankshares               14,700             415
   Providian Financial (B)*           49,000             578
   Radian Group                       13,624             605
   Reckson Associates Realty (B)+      6,600             153
   RenaissanceRe Holdings             14,100             643
   Safeco                             16,100             568
   Southwest Bancorp of Texas          1,350              49
   Sovereign Bancorp                  57,700           1,070
   Stancorp Financial Group            4,400             253
   Sterling Financial*                 5,000             141
   TCF Financial                       2,800             134
   UCBH Holdings                      29,525             893
   UnionBanCal                        14,300             709
   UnumProvident                      32,000             473
   W Holding                          11,200             200
   Webster Financial                   7,100             283
   WR Berkley                         12,800             439
                                                   ---------
                                                      27,237
                                                   ---------


--------------------------------------------------------------------------------
36          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
HEALTH CARE -- 15.1%
   Abgenix*                           35,100        $    509
   Accredo Health*                    14,500             406
   Advanced Neuromodulation
     Systems*                         23,295             929
   AdvancePCS*                         2,600             119
   Align Technology*                  46,355             580
   Alpharma, Cl A                     31,600             588
   American Healthways (B)*           11,285             474
   American Medical Security Group*   16,400             333
   AMERIGROUP*                         8,700             388
   Amylin Pharmaceuticals*             4,100             116
   Antigenics*                        20,100             245
   Barr Laboratories*                 10,350             706
   Bausch & Lomb                       8,500             375
   Beckman Coulter                     3,500             159
   Biolase Technology (B)*            30,445             347
   Cambrex                             4,900             111
   Celera Genomics Group*             43,800             512
   Celgene*                            2,100              91
   Cell Therapeutics (B)*              2,500              28
   Cephalon (B)*                      28,300           1,300
   Community Health Systems*          10,500             228
   Cooper                             17,310             705
   Covance*                           11,600             260
   Coventry Health Care*               3,700             195
   Cubist Pharmaceuticals*            57,700             623
   CV Therapeutics (B)*               11,000             242
   Cytyc*                             12,200             184
   Digene*                            20,870             853
   Fisher Scientific International*   23,000             913
   Genencor International*            19,700             309
   Genta (B)*                         50,800             644
   Health Net*                        19,600             621
   Healthsouth (B)*                   76,100             225
   Henry Schein*                       3,500             198
   Human Genome Sciences*              8,200             112
   Humana*                            17,800             321
   ICN Pharmaceuticals                25,700             441
   ImClone Systems*                    9,900             383
   Inspire Pharmaceuticals*           10,400             179
   InterMune*                         15,800             301
   Invitrogen (B)*                     4,800             278
   LifePoint Hospitals*                3,300              79
   Ligand Pharmaceuticals, Cl B*      31,000             400
   Lincare Holdings*                   5,900             216
   Martek Biosciences*                14,510             764
   Medicis Pharmaceutical, Cl A        3,800             223
   Mid Atlantic Medical Services*      6,300             324
   Millipore (B)*                     16,800             774
   Myriad Genetics*                    4,300              49
   Nektar Therapeutics*               34,000             435


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Neurocrine Biosciences*             6,300        $    312
   Noven Pharmaceuticals*              4,100              47
   Ocular Sciences*                   11,000             245
   Omnicare                            7,600             274
   Oxford Health Plans*                9,300             384
   Pacificare Health Systems*         15,200             742
   Parexel International*             17,000             260
   Pharmaceutical Product
      Development*                     2,950              71
   Pharmaceutical Resources*          11,485             784
   Pharmacopeia*                      48,800             620
   Priority Healthcare, Cl B*          3,100              64
   Protein Design Labs (B)*           21,600             299
   Respironics*                          800              33
   Select Medical*                    19,100             550
   Sola International*                18,700             299
   SurModics (B)*                      3,200              86
   Sybron Dental Specialties*         15,466             388
   Triad Hospitals*                   10,900             330
   Trimeris (B)*                      18,400             463
   US Oncology*                       40,400             295
   Varian Medical Systems*            11,250             647
   VitalWorks*                        42,800             225
   Watson Pharmaceuticals*             6,200             258
                                                    --------
                                                      27,471
                                                    --------
INDUSTRIALS -- 12.1%
   Advisory Board*                     2,800             127
   AGCO*                              20,300             348
   Allete                             15,500             424
   Alliant Techsystems*                1,850              89
   Allied Waste Industries*           21,300             230
   Arbitron*                           8,100             286
   Atlantic Coast Airlines
      Holdings*                       13,100             112
   Autobytel*                         36,860             351
   Banta                              24,000             864
   BearingPoint*                      14,100             113
   Briggs & Stratton                   7,400             435
   Bright Horizons Family
      Solutions*                       6,400             256
   Brink's                            19,200             333
   Calgon Carbon                      66,500             374
   Chicago Bridge & Iron
      (NY Shares)                      8,200             223
   CNF                                 7,900             253
   CNH Global                         26,040             334
   Corporate Executive Board*          4,800             225
   Cummins                            15,000             666
   Deluxe                              7,600             305
   EDO                                11,900             241
   Education Management*               8,800             508
   EMCOR Group*                          300              13
   Esterline Technologies*             9,700             187
   Fluor                               8,300             310
   Frontier Airlines*                 34,250             564


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          37

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Goodrich                           18,500        $    448
   Harsco                             12,500             481
   Herman Miller                       8,000             182
   Intrado*                           21,150             482
   JB Hunt Transport Services*         7,200             187
   John H. Harland                     7,400             196
   Kansas City Southern*              10,400             115
   Knight Transportation*             15,170             380
   Kroll*                             15,400             286
   KVH Industries (B)*                 8,970             226
   Lafarge North America               6,200             216
   Manitowoc                           3,100              67
   Navistar International*            11,600             432
   On Assignment*                     29,300             155
   Orbital Sciences (B)*              64,800             601
   Pall                               12,000             269
   Power-One*                         13,500             139
   Precision Castparts                 7,700             270
   Quanta Services*                   33,300             275
   Roadway (B)                        11,200             546
   RR Donnelley & Sons                16,800             418
   Ryder System                       36,000           1,056
   Service International*             58,600             268
   Shaw Group (B)*                    20,900             220
   Stratasys (B)*                     12,705             542
   Swift Transportation*               4,100              93
   Tecumseh Products, Cl A             6,100             228
   Teledyne Technologies*             40,200             585
   Tetra Tech*                         6,600             131
   Timken                              8,700             133
   United Industrial                   7,400             118
   Universal Forest Products          15,600             379
   University of Phoenix Online*       6,060             404
   UNOVA*                             22,800             334
   UTI Worldwide                       6,300             192
   Valassis Communications*            9,100             240
   Viad                               22,800             544
   Vitran, Cl A*                       6,100              64
   Wabtec                             31,900             506
   Washington Group International*    13,100             353
   Yellow (B)*                         5,100             152
   York International                 26,200             906
                                                    --------
                                                      21,990
                                                    --------
INFORMATION TECHNOLOGY -- 20.2%
   3Com*                              13,600              80
   Activision*                        16,200             194
   Advanced Micro Devices (B)*        45,600             507
   Andrew*                            44,107             542
   Anteon International*               3,000              92
   Applied Micro Circuits*            13,400              65
   Arris Group (B)*                  126,800             729


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Ascential Software*                13,750        $    255
   Ask Jeeves (B)*                    35,800             623
   Ati Technologies*                   7,500             111
   Avaya*                             57,500             627
   Avocent*                           10,400             315
   Brocade Communications Systems*    30,000             157
   Brooks Automation*                  6,100             127
   Certegy                            18,200             584
   Checkfree (B)*                     43,400             868
   Checkpoint Systems*                21,300             337
   Ciena*                             20,700             122
   Cognex                             26,020             684
   Comtech Telecommunications*        28,378             678
   Convergys*                         13,000             238
   Cree (B)*                          47,200             874
   CSG Systems International*         29,500             436
   Cymer*                              7,000             288
   Digex*                            118,400              94
   Digital River (B)*                 29,210             799
   DoubleClick*                       48,300             520
   E.piphany*                         92,700             463
   Earthlink*                         68,300             562
   Ecollege.com*                      26,665             537
   Emulex (B)*                         8,900             227
   eResearch Technology*              10,705             373
   F5 Networks*                       17,200             331
   Fair Isaac                            400              24
   Fairchild Semiconductor
      International*                  34,000             564
   Flir Systems*                       8,800             225
   Foundry Networks*                   1,000              21
   Harris                             35,300           1,263
   Hyperion Solutions*                10,900             315
   InFocus*                           15,900              77
   Ingram Micro, Cl A*                28,700             374
   Integrated Circuit Systems*         7,900             237
   Intergraph*                         9,500             221
   Internet Security Systems*         36,300             454
   Intersil, Cl A*                       700              17
   j2 Global Communications (B)*      19,145             724
   Jack Henry & Associates (B)        19,300             336
   Keynote Systems*                   19,900             232
   Lam Research*                       4,100              91
   Lattice Semiconductor*            165,700           1,178
   Lexar Media*                       36,790             627
   Macromedia*                         1,700              42
   Macrovision*                       32,400             598
   Magma Design Automation (B)*       31,350             615
   Maxtor*                            99,300           1,208
   Mentor Graphics (B)*               16,400             287
   Methode Electronics, Cl A          33,500             396
   Micrel*                            16,600             202
   MPS Group*                         20,900             188
   Mykrolis*                          11,310             137


--------------------------------------------------------------------------------
38          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   NCR*                               13,400        $    425
   NetFlix (B)*                        3,500             118
   NetIQ*                              8,800             105
   NetScreen Technologies*               700              16
   Network Associates*                21,000             289
   O2Micro International*              4,000              58
   Omnivision Technologies (B)*       14,100             596
   Optimal Robotics, Cl A*             8,700              74
   Pericom Semiconductor*              7,700              77
   PerkinElmer                        20,100             308
   Photronics*                         4,600              98
   Pixar*                              7,400             493
   Pixelworks (B)*                   172,800           1,490
   Plantronics*                       13,200             315
   Polycom*                           70,900           1,178
   Quantum*                          126,400             389
   RADWARE*                           39,085             709
   Red Hat*                          105,900           1,070
   RF Micro Devices (B)*              46,900             436
   Sandisk*                            6,425             409
   Sensytech*                         15,340             241
   Storage Technology*                25,700             620
   SYKES Enterprises*                 29,600             196
   Tekelec*                           15,500             242
   Teradyne*                          14,100             262
   TIBCO Software*                    49,400             264
   TradeStation Group (B)*            29,555             221
   Ultratech*                          3,600             102
   Unisys*                            53,800             728
   Varian*                            10,300             323
   Wavecom ADR*                       17,200             319
   Western Digital*                   27,400             353
   Wind River Systems*                20,100             114
                                                    --------
                                                      36,730
                                                    --------
MATERIALS -- 2.5%
   Albemarle                          17,200             472
   Constar International*             12,800              73
   Crown Holdings*                    47,500             321
   Cytec Industries*                  29,900           1,091
   FMC*                                5,500             139
   Hercules*                          34,800             394
   IMC Global                         33,000             211
   Jacuzzi Brands*                    80,900             502
   Lubrizol                           14,300             464
   Massey Energy                      25,700             342
   Olin                                8,000             126
   Owens-Illinois*                    18,500             211
   Quanex                              8,500             286
                                                    --------
                                                       4,632
                                                    --------

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.6%
   CenturyTel                          6,600        $    224
   Cincinnati Bell*                   34,500             175
   General Communication, Cl A*       21,600             180
   Telephone & Data Systems            6,100             345
   West*                               7,600             181
                                                    --------
                                                       1,105
                                                    --------
UTILITIES -- 3.8%
   Constellation Energy Group          7,700             276
   Edison International*              36,100             690
   El Paso Electric*                  14,400             166
   Energy East                        13,200             296
   MDU Resources Group                25,900             875
   Nicor                              14,900             524
   NiSource                           10,400             208
   Northeast Utilities                28,300             507
   Pinnacle West Capital              10,200             362
   PPL                                12,100             495
   Puget Energy                        8,800             197
   SCANA                               7,100             243
   Sempra Energy                      20,400             599
   UGI                                17,250             499
   Wisconsin Energy                   29,500             902
                                                    --------
                                                       6,839
                                                    --------
Total Common Stock
   (Cost $152,667) ($ Thousands)                     174,326
                                                    --------

Warrants -- 0.0%
   Washington Mutual (D)*            115,700              19
                                                    --------
Total Warrants
   (Cost $31) ($ Thousands)                               19
                                                    --------

Rights -- 0.0%
   Bank United*                        7,000              --
                                                    --------
Total Rights
   (Cost $2) ($ Thousands)                                --
                                                    --------

Corporate Obligations (C) (G) -- 4.9%
FINANCIALS -- 4.3%
   American Express Credit
        1.170%, 12/17/03                $545             545
        1.110%, 01/13/04                 182             182
   American Honda Finance
        1.340%, 11/10/03                 145             145
        1.305%, 03/15/04                 454             455
   CCN Bluegrass
        1.190%, 08/18/04                 545             545


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          39

STATEMENT OF NET ASSETS

Tax-Managed Small Cap Fund (Concluded)
September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   CIT Group
        2.360%, 01/09/04                $116        $    116
        1.888%, 05/03/04                  73              73
        1.860%, 04/08/04                 429             429
        1.346%, 12/05/03                 284             283
   Citigroup
        1.444%, 05/04/04                 170             170
        1.350%, 03/09/04                 364             364
   Concord Minutemen Capital, Ser B
        1.370%, 10/09/03                 494             494
   Countrywide Home Loans
        1.390%, 12/10/03                 240             240
        1.360%, 01/13/04                 300             300
        1.280%, 05/14/04                 182             182
        1.265%, 09/24/04                 254             254
   Goldman Sachs Group
        1.340%, 05/04/04                 364             363
        1.160%, 12/17/03                 364             364
   HBOS Treasury Services
        1.150%, 07/19/04                  95              95
   Harwood
        1.180%, 06/20/06                 182             182
   Household Finance
        2.390%, 03/11/04                 340             342
        1.860%, 04/23/04                  36              36
   International Lease Finance
        1.985%, 10/03/03                  73              73
   Liberty Light US Capital
        1.095%, 01/21/04                 364             364
        1.090%, 05/17/04                 218             218
   Merrill Lynch
        1.080%, 04/13/04                 364             364
   Tango
        1.380%, 08/13/04                 364             364
   USA Education
        1.290%, 01/23/04                 129             130
   Volkswagen Credit
        1.290%, 01/22/04                  73              73
                                                    --------
                                                       7,745
                                                    --------
INDUSTRIALS -- 0.6%
   Caterpillar
        1.306%, 03/05/04                 167             167
        1.290%, 05/28/04                 182             182
        1.260%, 04/08/04                 218             218
        1.210%, 07/09/04                 364             364
   General Electric
        1.120%, 01/28/04                 182             182
                                                    --------
                                                       1,113
                                                    --------
Total Corporate Obligations
   (Cost $8,858) ($ Thousands)                         8,858
                                                    --------

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Commercial Paper (C) (F) -- 3.1%
FINANCIALS -- 2.9%
   Amstel Funding
        1.136%, 03/15/04                $364        $    362
        1.111%, 11/05/03                 364             363
   Concord Minutemen Capital
        1.084%, 01/21/04                 364             362
        1.060%, 10/02/03                 341             341
   Crown Point Capital
        1.061%, 11/03/03                 261             261
   JP Morgan Chase
        1.099%, 01/23/04                 727             725
   Lexington Parker Capital
        1.114%, 01/26/04                 364             362
   Mitten
        1.142%, 11/24/03                 247             247
        1.140%, 10/14/03                 291             291
        1.120%, 10/15/03                 364             363
   Park Granada
        1.102%, 12/11/03                 511             510
   Scaldis Capital
        1.104%, 02/06/04                 146             146
   Tannehill Capital
        1.165%, 02/23/04                 545             543
        1.074%, 01/23/04                 183             182
   White Pine Finance
        1.165%, 02/09/04                  73              73
        1.165%, 02/17/04                 219             218
                                                    --------
                                                       5,349
                                                    --------
HEALTH CARE -- 0.2%
   Abbott Laboratories
        1.121%, 10/21/03                 254             254
                                                    --------
Total Commercial Paper
   (Cost $5,603) ($ Thousands)                         5,603
                                                    --------

U.S. Treasury Obligation -- 0.6%
   U.S. Treasury Bills (A)
        1.030%, 02/26/04               1,000             996
                                                    --------
Total U.S. Treasury Obligation
   (Cost $996) ($ Thousands)                             996
                                                    --------

Cash Equivalents -- 0.2%
   First Union Cash Management
     Program                         257,725             258
   AIMInvesco Treasurer's
     Money Market Reserve Fund (C)   181,782             182
                                                    --------
Total Cash Equivalents
   (Cost $440) ($ Thousands)                             440
                                                    --------

--------------------------------------------------------------------------------
40          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
U.S. Government Agency Obligation -- 0.2%
   FNMA (C) (F)
        2.449%, 11/19/03               $ 364        $    363
                                                    --------
Total U.S. Government Agency Obligation
   (Cost $363) ($ Thousands)                             363
                                                    --------

Repurchase Agreements -- 5.7%
   Barclays (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $730,028
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $744,613)       730             730
   Deutsche Bank (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $2,472,305
     (collateralized by U.S.
     Treasury obligations,
     total market value: $2,511,289)   2,472           2,472
   Lehman Brothers (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $399,932
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $407,936)       400             400
   Morgan Stanley (E)
     1.050%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $6,767,696
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $6,904,130)   6,767           6,767
                                                    --------
Total Repurchase Agreements
   (Cost $10,369) ($ Thousands)                       10,369
                                                    --------
Total Investments -- 110.6%
   (Cost $179,329) ($ Thousands)                     200,974
                                                    --------


------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (10.6)%
Payable Upon Return on Securities Loaned            $(18,608)
Investment Advisory Fees Payable                         (85)
Administration Fees Payable                              (54)
Shareholder Servicing Fees Payable                       (30)
Other Assets and Liabilities, Net                       (424)

Total Other Assets & Liabilities                     (19,201)


NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 18,173,727 outstanding shares
   of beneficial interest                            172,616
Accumulated net realized loss on investments         (12,299)
Net unrealized appreciation on investments            21,645
Net unrealized depreciation on futures contracts        (189)
                                                    --------
Total Net Assets -- 100.0%                          $181,773
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.00
                                                      ======

* Non-income producing security.
+ Real Estate Investment Trust
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2003 (see Note 8). The total value of securities on loan at September 30, 2003 was $17,642,243.
(C) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of September 30, 2003 was $18,608,127.
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) Tri-Party Repurchase Agreement.
(F) The rate reported is the effective yield at time of purchase.
(G) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2003.
ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
NY -- New York
Ser -- Series


Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          41

STATEMENT OF NET ASSETS

Small Cap Value Fund
September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
Common Stock -- 94.5%
CONSUMER DISCRETIONARY -- 16.9%
   7-Eleven*                          56,500        $    776
   Aaron Rents                        10,500             220
   Abercrombie & Fitch, Cl A*         39,300           1,089
   Advance Auto Parts*                 9,200             652
   Advo*                             131,830           5,488
   American Banknote (E)*              1,002               1
   American Greetings, Cl A (B)*      51,700           1,005
   Arctic Cat                         45,300             876
   ArvinMeritor                       55,700             992
   Aztar (B)*                         95,200           1,686
   Bally Total Fitness Holding (B)*   25,500             221
   Bandag                             24,000             809
   Belo, Cl A                         62,000           1,503
   BorgWarner                         47,100           3,196
   Brinker International*             27,500             917
   Brookstone*                         7,500             149
   Brown Shoe                         73,800           2,339
   Brunswick                          87,800           2,255
   Burlington Coat Factory
      Warehouse                        5,200              97
   Cato, Cl A                         59,600           1,202
   Centex Construction Products      131,900           5,892
   Cooper Tire & Rubber               64,400           1,022
   CSS Industries                      2,900              75
   Dave & Buster's (B)*               15,500             160
   Department 56*                      6,200              79
   Dillard's, Cl A                    50,100             700
   Dollar Thrifty Automotive
      Group*                          69,700           1,584
   Dress Barn*                         8,206             112
   Dura Automotive Systems, Cl A*     15,000             143
   Ethan Allen Interiors (B)         117,200           4,219
   Extended Stay America*             91,800           1,371
   Foot Locker                       231,400           3,749
   Footstar (B)*                      55,300             374
   Furniture Brands International*    58,600           1,412
   GameStop*                          44,200             703
   Goody's Family Clothing            14,100             139
   Gray Television                    76,800             897
   Handleman                         212,353           3,584
   Hollinger International           163,200           2,015
   Hollywood Entertainment*           64,200           1,091
   Ihop                              107,200           3,521
   Insight Communications*            42,600             406
   Interpool                           4,100              65
   Interstate Hotels & Resorts*       64,100             367
   Isle of Capri Casinos*             12,400             246
   Jakks Pacific (B)*                 89,300           1,089
   Journal Communications*            71,800           1,188
   Kellwood                          292,800           9,794
   Kerzner Interational*              32,200           1,146
   Kimball International, Cl B        29,400             431


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Lee Enterprises                    18,600        $    719
   Liberty                            29,882           1,254
   Linens 'N Things*                  40,200             956
   Lone Star Steakhouse & Saloon      35,200             736
   M/I Schottenstein Homes            53,800           2,134
   Mandalay Resort Group              43,400           1,719
   MDC Holdings (B)                   35,519           1,918
   Men's Wearhouse*                   23,300             598
   Monroe Muffler*                     3,900             115
   Multimedia Games*                  17,700             644
   National Presto Industries         26,525             911
   Neiman-Marcus Group, Cl A*         16,400             684
   New England Business Service        8,300             221
   New World Restaurant Group*         3,281              --
   OfficeMax*                         56,100             526
   Papa John's International (B)*     60,700           1,506
   Payless Shoesource (B)*           303,400           3,926
   PEP Boys-Manny Moe & Jack         101,900           1,559
   Pier 1 Imports                     28,100             541
   Polaris Industries                 16,900           1,253
   Polo Ralph Lauren                  55,500           1,488
   Pulte Homes                        23,900           1,625
   Reebok International               26,100             873
   Regal Entertainment Group, Cl A    69,100           1,285
   Regis                             109,910           3,528
   Rent-A-Center (B)*                 52,500           1,696
   Russ Berrie                        34,300           1,156
   Ryan's Family Steak Houses*        97,050           1,241
   Ryland Group (B)                   20,300           1,484
   Salton (B)*                        25,300             252
   Scholastic*                        81,200           2,338
   Shoe Carnival*                      1,900              27
   ShopKo Stores (B)*                 48,200             723
   Sinclair Broadcast Group*         161,600           1,642
   Sonic Automotive                   47,600           1,145
   Stage Stores*                      81,100           2,066
   Steven Madden*                      5,500             104
   Sturm Ruger                        11,900             123
   Superior Industries
      International                  106,600           4,323
   Thomas Nelson*                      6,400              88
   Tommy Hilfiger*                    90,000           1,072
   Toro                               15,000             675
   Unifi*                             69,500             334
   Wackenhut Corrections*              6,100             104
   Warnaco Group*                     33,800             527
   WMS Industries*                    81,100           1,838
   Wolverine World Wide               73,600           1,428
   World Wrestling Entertainment     110,600           1,108
   Zale*                             127,100           5,644
                                                    --------
                                                     134,904
                                                    --------

--------------------------------------------------------------------------------
42          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
CONSUMER STAPLES -- 4.6%
   Adolph Coors, Cl B                 39,200        $  2,107
   BJ's Wholesale Club (B)*          116,300           2,253
   Casey's General Stores            103,632           1,454
   Chattem (B)*                       70,900             984
   Corn Products International        51,600           1,644
   Del Monte Foods*                  165,700           1,443
   Delta & Pine Land                  35,800             824
   Dial                               99,300           2,139
   Duane Reade*                       57,700             920
   Flowers Foods                      87,400           1,993
   International Multifoods*          64,100           1,497
   Interstate Bakeries                75,200           1,128
   Loews-- Carolina Group             40,400             929
   Nash Finch                         12,700             197
   NBTY*                              90,600           2,116
   Pathmark Stores*                  238,500           1,662
   PepsiAmericas                     113,400           1,643
   Playtex Products*                 143,400             855
   Ralcorp Holdings*                  35,700             989
   Schweitzer-Mauduit
      International                   96,132           2,427
   Sensient Technologies              93,300           1,959
   Supervalu                          59,600           1,422
   Tyson Foods, Cl A                 106,700           1,508
   Universal                          50,900           2,144
   WD-40                              22,000             697
                                                    --------
                                                      36,934
                                                    --------

ENERGY -- 7.1%
   Atwood Oceanics*                   65,200           1,564
   Cabot Oil & Gas                   102,000           2,652
   Cimarex Energy*                    98,300           1,927
   Clayton Williams Energy*            3,800              72
   Comstock Resources*                12,200             163
   Core Laboratories*                138,100           1,940
   Del Global Technology (E)*             35              --
   Evergreen Resources (B)*          106,800           2,884
   Forest Oil*                       287,050           6,875
   Holly                              21,300             528
   Houston Exploration*               10,600             372
   Key Energy Services*               47,900             462
   Magnum Hunter Resources*           84,400             674
   NATCO Group, Cl A*                108,564             671
   National-Oilwell*                  68,200           1,237
   Nuevo Energy*                     242,100           4,399
   Offshore Logistics*                 7,000             142
   Oil States International*           5,400              69
   Overseas Shipholding Group         22,800             589
   Patina Oil & Gas                   56,800           2,059
   Penn Virginia                      10,100             446
   Petroleum Development*              8,800             105
   Plains Exploration &
      Production*                    155,795           1,943
   Prima Energy*                      75,200           1,899

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Range Resources*                  236,900        $  1,620
   Spinnaker Exploration*             86,100           2,066
   St. Mary Land & Exploration        92,400           2,340
   Stone Energy*                     169,200           5,969
   Swift Energy*                     109,841           1,550
   Tesoro Petroleum (B)*             131,200           1,110
   Tom Brown*                         79,500           2,043
   Veritas DGC*                      285,700           2,280
   Vintage Petroleum                 155,700           1,694
   W-H Energy Services*               70,500           1,255
   Westport Resources*                44,100           1,038
                                                    --------
                                                      56,637
                                                    --------
FINANCIALS -- 23.0%
   Allmerica Financial*              104,200           2,481
   AMB Property+                      64,100           1,975
   AmerUs Group (B)                   36,500           1,241
   Anthracite Capital+                17,300             167
   Anworth Mortgage Asset+            72,100           1,030
   Apartment Investment & Management,
     Cl A+                            82,100           3,231
   Arch Capital Group*                58,900           1,944
   Arden Realty+                      38,000           1,061
   AvalonBay Communities+             61,600           2,883
   BankAtlantic Bancorp, Cl A        143,200           2,041
   Bedford Property Investors+         7,900             205
   Boston Properties+                 79,600           3,460
   Boykin Lodging+                     8,800              73
   Brandywine Realty Trust+           24,700             635
   Brookline Bancorp                 102,700           1,512
   Capital of The West*                2,200              71
   Capital Southwest                  30,900           1,741
   Cash America International         23,000             377
   CBL & Associates Properties+       50,700           2,530
   Central Pacific Financial           6,200             152
   Chateau Communities+               15,500             461
   Chelsea Property Group+            54,600           2,615
   Chemical Financial                  1,820              56
   City Holding                        4,700             156
   CNA Surety*                        18,600             187
   Colonial BancGroup                 85,100           1,229
   Columbia Banking System             5,200              91
   Commerce Group                     28,200           1,071
   Commercial Federal                 84,700           2,062
   Community Bank System              11,300             496
   CompuCredit*                       23,100             404
   Corporate Office Properties
      Trust+                          16,200             300
   Corus Bankshares                    2,000             107
   Cousins Properties+                15,400             427
   Cullen/Frost Bankers               24,000             894
   Delphi Financial Group, Cl A       26,600           1,237
   Downey Financial                   26,000           1,215


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          43

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   East-West Bancorp                   9,700        $    415
   Entertainment Properties Trust+    12,100             363
   FBL Financial Group, Cl A          16,900             416
   First American                     80,400           2,002
   First Citizens Bancshares, Cl A    12,743           1,347
   First Community Bancorp             1,900              64
   First State Bancorporation          2,000              59
   FirstFed Financial*                50,900           2,011
   FirstMerit                         25,900             641
   Flagstar Bancorp                  116,100           2,665
   Flushing Financial                 32,000             667
   Frontier Financial                  2,000              60
   GATX (B)                           33,100             700
   General Growth Properties+         70,500           5,055
   Glenborough Realty Trust+          23,100             436
   Gold Bancorp                        8,300             101
   Greater Bay Bancorp (B)            59,700           1,242
   Hancock Holding                     3,000             148
   Hanover Capital Mortgage
      Holdings+                       62,800             663
   Health Care+                       15,600             481
   Hilb Rogal & Hamilton              50,100           1,555
   Horace Mann Educators              66,200             961
   Host Marriott (B)*+               319,800           3,431
   HRPT Properties Trust+             68,200             623
   Hub International                  83,700           1,373
   Hudson United Bancorp              44,900           1,579
   IBERIABANK                          1,500              79
   Independant Bank                    4,500             115
   Independence Community Bank        42,300           1,478
   Independent Bank                    4,900             143
   IPC Holdings                       81,400           2,849
   Irwin Financial                    51,100           1,242
   iStar Financial+                   70,100           2,730
   Jones Lang LaSalle*               106,500           1,970
   Kilroy Realty+                     17,500             500
   Kimco Realty+                     115,500           4,732
   Koger Equity+                      10,600             199
   Landamerica Financial Group       141,100           6,468
   Liberty Property Trust+            45,000           1,664
   LNR Property (B)                   64,400           2,637
   LTC Properties+                     4,600              53
   MAF Bancorp                        22,100             844
   Maguire Properties+                30,800             631
   MB Financial                       28,600           1,270
   Medallion Financial               108,700             685
   Mid-America Apartment
     Communities+                      6,700             202
   Mid-State Bancshares                4,000              89
   Midwest Banc Holdings               3,200              71
   Montpelier Re Holdings*            51,100           1,541
   Nara Bancorp                        8,000             137
   National Health Investors+         14,900             272


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   NBT Bancorp                        25,700        $    520
   NCRIC Group*                       88,222             944
   Netbank                            76,400             951
   New Century Financial              34,950             990
   Newcastle Investment+              21,600             497
   OceanFirst Financial                9,750             244
   Odyssey Re Holdings (B)            38,400             790
   Pacific Capital Bancorp            10,500             320
   Parkway Properties+                 5,500             240
   PFF Bancorp                        11,200             357
   Platinum Underwriters Holdings    107,700           3,026
   PMA Capital, Cl A                   8,300             104
   PMI Group                          44,100           1,488
   Post Properties+                   16,800             457
   Presidential Life                  37,400             566
   ProAssurance*                      39,000           1,007
   Prologis+                         161,200           4,876
   Prosperity Bancshares               5,300             113
   Provident Bankshares               32,000             904
   Provident Financial Group          35,200             984
   PS Business Parks+                 35,000           1,321
   Public Storage+                    93,400           3,664
   R & G Financial, Cl B              12,200             356
   RAIT Investment Trust+             40,700             934
   Ramco-Gershenson Properties+        2,300              59
   Reckson Associates Realty (B)+     43,300           1,001
   Regency Centers+                   95,600           3,523
   RenaissanceRe Holdings             32,000           1,460
   Republic Bancorp                   16,400             218
   Roslyn Bancorp                     66,800           1,568
   Rouse+                            118,600           4,946
   Safety Insurance Group            106,000           1,645
   Scottish Annuity & Life
      Holdings                       142,200           3,434
   Seacoast Financial Services        45,800             949
   Second Bancorp                      1,100              30
   Shurgard Storage Centers, Cl A+    27,700             978
   Simon Property Group+             110,900           4,833
   Sky Financial Group               102,600           2,310
   SL Green Realty+                   46,500           1,679
   Staten Island Bancorp              79,800           1,552
   Sterling Ban                        2,675              72
   Sterling Financial*                55,200           1,554
   Stewart Information Services*     203,800           5,755
   Student Loan                        7,100             847
   Sun Bancorp*                        3,800              84
   Susquehanna Bancshares              8,500             218
   Texas Regional Bancshares, Cl A     9,790             331
   Trammell Crow*                    155,200           1,932
   UICI*                             112,000           1,405
   UMB Financial                      27,500           1,297
   Umpqua Holdings                     8,700             166
   Ventas+                            75,000           1,284


--------------------------------------------------------------------------------
44          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Vesta Insurance Group              32,500        $     76
   W Holding                         122,100           2,186
   Washington Federal                 33,968             856
   WesBanco                           23,000             541
   WFS Financial*                      3,700             137
   White Mountains Insurance
      Group (B)                        5,100           2,025
   Winston Hotels+                   170,489           1,551
   Wintrust Financial                  1,400              53
   WR Berkley                         45,150           1,547
   WSFS Financial                      2,200              93
   Yardville National Bancorp          3,000              63
   Zenith National Insurance (B)       5,800             161
                                                    --------
                                                     183,549
                                                    --------
HEALTH CARE -- 7.7%
   AdvancePCS*                        11,600             529
   Alpharma, Cl A                    183,800           3,419
   America Service Group*             63,900           1,342
   American Medical Security Group*    1,400              29
   Analogic                           16,200             778
   Bausch & Lomb (B)                  37,800           1,669
   Beckman Coulter                    25,700           1,170
   Bio-Rad Laboratories, Cl A*        29,000           1,479
   Cambrex                            21,800             495
   Celera Genomics Group*            219,800           2,570
   Chronimed*                          5,700              52
   Community Health Systems*          46,700           1,013
   Conmed*                             9,600             198
   Covance (B)*                       51,400           1,150
   Cross Country Healthcare*          70,000             986
   Curative Health Services*           7,200             129
   DaVita*                            35,300           1,124
   DJ Orthopedics*                    20,000             279
   Fisher Scientific
      International*                  42,300           1,679
   Gen-Probe*                          4,700             255
   Genencor International*            77,400           1,214
   Hanger Orthopedic Group*           84,000           1,289
   Health Net (B)*                    86,800           2,749
   Healthsouth (B)*                  336,800             994
   Henry Schein*                           4              --
   Hologic*                           67,600             921
   ICN Pharmaceuticals                62,700           1,076
   Invacare                           25,300             951
   Kos Pharmaceuticals (B)*           28,500             980
   LifePoint Hospitals*               32,500             782
   Meridian Bioscience                 8,300              83
   Mettler Toledo International*      55,700           2,002
   Millipore (B)*                     73,500           3,385
   National Dentex*                  101,402           2,187
   Neoforma (B)*                       6,200              87
   Ocular Sciences*                   55,300           1,232
   Osteotech*                         92,400             757
   Owens & Minor                      62,000           1,494


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Pacificare Health Systems (B)*     30,200        $  1,474
   Parexel International*             75,400           1,155
   Pharmacopeia*                     216,500           2,749
   PolyMedica (B)                     27,400             726
   Prime Medical Services*            42,300             189
   RehabCare Group*                   86,500           1,475
   Select Medical*                    80,500           2,318
   Sola International*                63,100           1,010
   Sybron Dental Specialties*        139,143           3,488
   Triad Hospitals*                   49,300           1,493
   US Oncology*                      180,300           1,318
   US Physical Therapy*              110,200           1,348
   West Pharmaceutical Services        4,000             125
                                                    --------
                                                      61,396
                                                    --------
INDUSTRIALS -- 16.9%
   Acuity Brands                      47,600             860
   AGCO*                              79,000           1,354
   Albany International, Cl A         16,500             509
   Allete (B)                         69,300           1,897
   American Bank Note Holographics*    5,122               6
   Angelica                            3,900              74
   AO Smith                           47,550           1,332
   Applied Industrial Technologies    49,100             976
   Arkansas Best                      81,700           2,247
   Armor Holdings*                    42,800             717
   Astec Industries*                  86,400             890
   Banta                             104,700           3,769
   Barnes Group                       23,650             614
   BearingPoint*                     325,200           2,595
   Briggs & Stratton                  60,200           3,537
   Brink's                            84,900           1,474
   Butler Manufacturing               49,300             749
   Calgon Carbon                     199,800           1,125
   Cascade                            36,800             811
   Chicago Bridge & Iron
      (NY Shares)                     51,800           1,407
   CIRCOR International               79,600           1,528
   CNF                                45,900           1,471
   CNH Global                        115,760           1,484
   Commonwealth Telephone
     Enterprises (B)*                 38,900           1,561
   Consolidated Graphics*             40,500           1,030
   Copart*                             8,100              87
   Cornell*                           11,900             196
   Courier                            35,800           1,823
   CPI Aerostructures*               128,300           1,153
   Curtiss-Wright                      6,300             445
   EDO                                70,100           1,419
   EMCOR Group*                       77,500           3,298
   ESCO Technologies*                 16,800             760
   Esterline Technologies*            15,900             307
   ExpressJet Holdings*               69,300             956


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          45

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   General Cable*                     20,300        $    162
   Genessee & Wyoming, Cl A*          31,500             747
   Genlyte Group*                     80,200           3,570
   Gevity HR                           4,700              69
   Griffon*                          144,100           2,588
   Harsco                             48,300           1,858
   IKON Office Solutions             100,800             737
   Imagistics International*           8,800             255
   Infospace*                          1,500              31
   Insituform Technologies, Cl A*    127,200           2,259
   John H. Harland                    45,600           1,207
   Kadant*                            49,700             952
   Kansas City Southern*              45,900             508
   Kaydon                             27,700             658
   Kirby*                            105,700           3,034
   Lennox International               41,700             609
   LSI Industries                     65,500             923
   Manitowoc                          65,100           1,412
   Medical Staffing Network
     Holdings (B)*                   133,300           1,008
   Moog, Cl A*                         9,700             380
   Mueller Industries*               132,600           3,375
   NACCO Industries                    2,100             150
   Navigant International*             8,900             125
   Navistar International (B)*        51,600           1,924
   On Assignment*                    130,100             687
   Orbital Sciences (B)*             286,700           2,660
   Pentair                            32,900           1,312
   Precision Castparts                19,400             681
   Quanta Services*                  147,600           1,221
   Rayovac*                           28,900             422
   Regal-Beloit                      144,700           2,952
   Right Management Consultants*      33,400             604
   Roadway (B)                        26,700           1,302
   Robbins & Myers                    80,200           1,784
   Rofin-Sinar Technologies*          11,700             246
   Roto-Rooter                        42,500           1,511
   Ryder System                      121,300           3,556
   Sauer                               2,700              38
   School Specialty (B)*             130,800           3,690
   SCS Transportation*                18,000             272
   Sequa, Cl A*                        3,200             137
   Service International (B)*        114,600             524
   Shaw Group (B)*                    54,400             572
   Simpson Manufacturing*             94,300           3,856
   Sourcecorp*                        10,900             253
   Standard Register                  22,000             365
   Stewart Enterprises, Cl A*        146,200             555
   Tecumseh Products, Cl A            27,700           1,033
   Teledyne Technologies*            121,200           1,763
   Tetra Tech*                        27,200             541
   Thomas Industries                  55,000           1,569


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Unifirst                           27,400        $    648
   United Industrial                  83,500           1,328
   United Rentals*                    59,600             959
   United Stationers*                 59,400           2,238
   Universal Forest Products          29,500             716
   UNOVA*                            122,700           1,797
   URS*                               11,700             227
   USF                               129,100           4,063
   Valassis Communications*           83,900           2,215
   Valmont Industries                 23,800             471
   Viad                               94,500           2,257
   Wabtec                            109,600           1,737
   Walter Industries (B)              51,900             557
   Washington Group International*    74,100           1,997
   Watsco                              9,200             176
   Watson Wyatt Holdings*             15,300             344
   Woodward Governor                  41,400           1,810
   York International                120,400           4,165
                                                    --------
                                                     134,813
                                                    --------
INFORMATION TECHNOLOGY -- 9.8%
   3Com*                              56,200             332
   Activision*                        71,500             854
   Agilysys                            3,100              27
   American Management Systems*       72,300             922
   Andrew*                           249,297           3,064
   Anixter International*             37,300             849
   Applied Signal Technology          10,600             211
   Arris Group (B)*                  341,200           1,962
   Arrow Electronics*                 46,400             853
   Ascential Software*                58,900           1,091
   Autodesk                           37,600             640
   Avaya*                            232,800           2,538
   Avnet*                             56,400             932
   Benchmark Electronics*             19,300             816
   Cable Design Technologies*        179,500           1,436
   Cadence Design Systems (B)*        82,400           1,104
   CCC Information Services Group*    81,900           1,373
   Checkpoint Systems*                85,800           1,356
   Coherent*                          64,800           1,596
   CommScope*                        118,900           1,434
   CSG Systems International*         22,400             331
   Digex*                            548,270             434
   Digi International*                33,300             220
   E.piphany*                        138,700             692
   Earthlink*                        298,000           2,453
   EMS Technologies*                   4,600              78
   ESS Technology*                    10,700             115
   Fairchild Semiconductor
      International*                 150,500           2,495
   Harris                            151,800           5,433
   Hyperion Solutions*                48,600           1,403


--------------------------------------------------------------------------------
46          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   InFocus*                           70,600        $    343
   Ingram Micro, Cl A*               112,600           1,469
   Intergraph*                        73,500           1,711
   Internet Security Systems*        160,900           2,011
   Iomega*                            39,460             440
   Keynote Systems*                   87,000           1,014
   Komag*                             20,000             350
   Lincoln Electric Holdings          94,200           2,092
   Maxtor*                           197,100           2,399
   MEMC Electronic Materials*         15,600             170
   Methode Electronics, Cl A         169,559           2,003
   MPS Group*                         92,300             831
   Mykrolis*                          50,015             607
   Network Associates*                78,100           1,075
   Novell*                           225,800           1,204
   Optimal Robotics, Cl A*            36,500             309
   Parametric Technology*            314,800             982
   Pericom Semiconductor*             34,200             342
   PerkinElmer                       149,000           2,281
   Photronics*                        14,000             298
   Pomeroy IT Solutions*              93,100           1,182
   ProQuest (B)*                     102,500           2,696
   Quantum*                          478,100           1,473
   Rainbow Technologies*              17,600             161
   Register.com*                      72,453             327
   RSA Security*                      12,000             171
   Sandisk*                            6,700             427
   Standard Microsystems*              5,400             146
   Storage Technology*                54,400           1,313
   Sybase*                           129,300           2,199
   SYKES Enterprises*                 54,000             357
   Systems & Computer Technology*     13,700             143
   THQ*                               48,600             798
   TIBCO Software*                   216,500           1,158
   Titan*                             65,400           1,363
   TradeStation Group*                16,700             125
   Transaction Systems
      Architects, Cl A*               46,000             764
   Trimble Navigation*                11,500             266
   Unisys*                           120,100           1,625
   Wavecom ADR*                       76,800           1,425
   webMethods (B)*                    98,900             789
   Western Digital*                   19,200             247
   White Electronic Designs*          14,700             158
                                                    --------
                                                      78,288
                                                    --------
MATERIALS -- 4.3%
   Albemarle                          62,400           1,713
   Amcol International                 8,300             103
   American Pacific*                 143,400           1,216
   Aptargroup                         25,100             921
   Chesapeake                          7,900             178
   Cleveland-Cliffs*                  11,800             302


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Constar International*             57,000        $    325
   Crown Holdings (B)*               210,300           1,419
   Cytec Industries*                 101,300           3,697
   Ethyl*                             19,760             249
   FMC*                               40,300           1,016
   Georgia Gulf                       52,100           1,217
   Great Lakes Chemical               46,900             943
   Greif, Cl A                         4,200             109
   Gundle Environmental*               6,000              92
   HB Fuller (B)                      16,900             410
   Hercules*                         109,800           1,244
   IMC Global                         91,000             583
   Jacuzzi Brands*                   531,100           3,293
   Louisiana-Pacific*                 34,900             481
   MacDermid                          18,400             487
   Massey Energy                     125,000           1,662
   Minerals Technologies              30,400           1,547
   Myers Industries                   10,500             105
   Octel                               5,700              99
   Quanex                             71,100           2,389
   Rayonier                           28,000           1,137
   Roanoke Electric Steel            109,000           1,080
   Rock-Tenn, Cl A                    51,000             744
   RTI International Metals*           4,300              45
   Schnitzer Steel Industries,
      Cl A (B)                        57,000           1,712
   Silgan Holdings*                   28,300             906
   Steel Dynamics (B)*                64,500             977
   Wellman                           207,100           1,555
                                                    --------
                                                      33,956
                                                    --------
TELECOMMUNICATION SERVICES -- 0.7%
   Boston Communications
      Group (B)*                      34,500             344
   Cincinnati Bell*                  255,100           1,299
   General Communication, Cl A*      101,219             842
   IDT*                               55,600             983
   IDT, Cl B*                         59,800           1,080
   NII Holdings, Cl B*                12,100             722
                                                    --------
                                                       5,270
                                                    --------
UTILITIES -- 3.5%
   AGL Resources                      78,300           2,206
   Allegheny Energy (B)*              74,900             685
   Avista                             63,300             986
   Black Hills                        40,800           1,259
   Cascade Natural Gas                85,400           1,674
   Duquesne Light Holdings            67,000           1,034
   El Paso Electric*                  85,900             992
   Empire District Electric           27,500             605
   Energen                            23,000             832
   Littelfuse*                        85,462           1,966
   NUI                                88,500           1,323


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          47

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Oneok                              92,600        $  1,868
   Pico Holdings*                    139,300           1,821
   PNM Resources                     141,500           3,968
   Southern Union (B)*                20,265             344
   UGI                                51,250           1,482
   UIL Holdings                       18,700             654
   Universal Compression Holdings*    13,300             286
   Vectren                            41,100             971
   Westar Energy                      30,700             566
   WGL Holdings                       28,900             797
   Wisconsin Energy                   55,400           1,693
                                                    --------
                                                      28,012
                                                    --------
Total Common Stock
   (Cost $656,717) ($ Thousands)                     753,759
                                                    --------

Exchange Traded Funds -- 0.6%
   iShares Russell 2000 Index
      Fund (B)                        13,000           1,262
   iShares S&P SmallCap 600/BARRA
     Value Index Fund (B)             45,100           3,896
                                                    --------
Total Exchange Traded Funds
   (Cost $5,050) ($ Thousands)                         5,158
                                                    --------

Warrants -- 0.0%
   American Banknote, Series 1,
     Expires 10/01/07 (E)                345              --
   American Banknote, Series 2,
     Expires 10/01/07 (E)                345              --
   Washington Mutual (D)*            432,942              69
                                                    --------
Total Warrants
   (Cost $62) ($ Thousands)                               69
                                                    --------

Rights -- 0.0%
   Bank United*                       46,300               2
                                                    --------
Total Rights
   (Cost $8) ($ Thousands)                                 2
                                                    --------

Corporate Obligations (C) (H) -- 3.6%
FINANCIALS -- 3.1%
   American Express Credit
        1.170%, 12/17/03             $ 1,743           1,744
        1.110%, 01/13/04                 581             581
   American Honda Finance
        1.340%, 11/10/03                 465             465
        1.305%, 03/15/04               1,453           1,454
   CCN Bluegrass
        1.190%, 08/18/04               1,743           1,743


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   CIT Group
        2.360%, 01/09/04            $    372        $    373
        1.888%, 05/03/04                 232             232
        1.860%, 04/08/04               1,371           1,372
        1.346%, 12/05/03                 906             905
   Citigroup
        1.444%, 05/04/04                 544             545
        1.350%, 03/09/04               1,162           1,164
   Concord Minutemen Capital, Ser B
        1.370%, 10/09/03               1,581           1,581
   Countrywide Home Loans
        1.390%, 12/10/03                 767             767
        1.360%, 01/13/04                 960             960
        1.280%, 05/14/04                 581             581
        1.265%, 09/24/04                 814             814
   Goldman Sachs Group
        1.340%, 05/04/04               1,162           1,162
        1.160%, 12/17/03               1,162           1,162
   HBOS Treasury Services
        1.150%, 07/19/04                 302             302
   Harwood
        1.180%, 06/20/06                 581             581
   Household Finance
        2.390%, 03/11/04               1,087           1,093
        1.860%, 04/23/04                 116             117
   International Lease Finance
        1.985%, 10/03/03                 232             232
   Liberty Light US Capital
        1.095%, 01/21/04               1,162           1,162
        1.090%, 05/17/04                 697             697
   Merrill Lynch
        1.080%, 04/13/04               1,162           1,162
   Tango
        1.380%, 08/13/04               1,162           1,162
   USA Education
        1.290%, 01/23/04                 414             414
   Volkswagen Credit
        1.290%, 01/22/04                 232             233
                                                    --------
                                                      24,760
                                                    --------
INDUSTRIALS -- 0.5%
   Caterpillar
        1.306%, 03/05/04                 535             535
        1.290%, 05/28/04                 581             582
        1.260%, 04/08/04                 697             698
        1.210%, 07/09/04               1,162           1,162
   General Electric
        1.120%, 01/28/04                 581             581
                                                    --------
                                                       3,558
                                                    --------
Total Corporate Obligations
   (Cost $28,318) ($ Thousands)                       28,318
                                                    --------

--------------------------------------------------------------------------------
48          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Commercial Paper (C) (G) -- 2.3%
FINANCIALS -- 2.2%
   Amstel Funding
        1.136%, 03/15/04             $ 1,162        $  1,156
        1.111%, 11/05/03               1,162           1,161
   Concord Minutemen Capital
        1.084%, 01/21/04               1,162           1,158
        1.060%, 10/02/03               1,089           1,089
   Crown Point Capital
        1.061%, 11/03/03                 836             835
   JP Morgan Chase
        1.099%, 01/23/04               2,324           2,316
   Lexington Parker Capital
        1.114%, 01/26/04               1,162           1,158
   Mitten
        1.142%, 11/24/03                 790             789
        1.140%, 10/14/03                 930             929
        1.120%, 10/15/03               1,162           1,162
   Park Granada
        1.102%, 12/11/03               1,633           1,629
   Scaldis Capital
        1.104%, 02/06/04                 468             466
   Tannehill Capital
        1.165%, 02/23/04               1,743           1,735
        1.074%, 01/23/04                 584             582
   White Pine Finance
        1.165%, 02/09/04                 234             233
        1.165%, 02/17/04                 701             698
                                                    --------
                                                      17,096
                                                    --------
HEALTH CARE -- 0.1%
   Abbott Laboratories
        1.121%, 10/21/03                 814             813
                                                    --------
Total Commercial Paper
   (Cost $17,909) ($ Thousands)                       17,909
                                                    --------

Cash Equivalents -- 1.7%
   First Union Cash Management
     Program                      13,051,656          13,052
   AIMInvesco Treasurer's
     Money Market Reserve Fund (C)   581,084             581
                                                    --------
Total Cash Equivalents
   (Cost $13,633) ($ Thousands)                       13,633
                                                    --------


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
U.S. Treasury Obligation -- 0.3%
   U.S. Treasury Bills (A)
        1.030%, 02/26/04             $ 2,000        $  1,992
                                                    --------
Total U.S. Treasury Obligation
   (Cost $1,992) ($ Thousands)                         1,992
                                                    --------

U.S. Government Agency Obligation -- 0.1%
   FNMA (C) (G)
        2.449%, 11/19/03               1,162           1,160
                                                    --------
Total U.S. Government Agency Obligation
   (Cost $1,160) ($ Thousands)                         1,160
                                                    --------

Repurchase Agreements -- 4.6%
   Barclays (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $2,333,609
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $2,380,232)                2,334           2,334
   Deutsche Bank (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase
     price $7,902,976 (collateralized by
     U.S. Treasury obligations,
     total market value:
     $8,027,592)                       7,903           7,903
   Lehman Brothers (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase
     price $1,278,423 (collateralized by
     U.S. Government Agency obligations,
     total market value:
     $1,304,011)                       1,278           1,278
   Morgan Stanley (F)
     1.050%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase
     price $26,055,367 (collateralized by
     U.S. Government Agency obligations,
     total market value:
     $26,581,655)                     26,055          26,055
                                                    --------
Total Repurchase Agreements
   (Cost $37,570) ($ Thousands)                       37,570
                                                    --------
Total Investments -- 107.7%
   (Cost $762,419) ($ Thousands)                     859,570
                                                    --------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          49

STATEMENT OF NET ASSETS

Small Cap Value Fund (Concluded)
September 30, 2003
------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (7.7)%
Payable Upon Return on Securities Loaned            $(59,483)
Investment Advisory Fees Payable                        (433)
Administration Fees Payable                             (237)
Shareholder Servicing Fees Payable                       (67)
Administration Servicing Fees Payable                     (1)
Other Assets and Liabilities, Net                     (1,276)
                                                    --------
Total Other Assets & Liabilities                     (61,497)
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A (unlimited
   authorization -- no par value) based on
   45,574,847 outstanding shares
   of beneficial interest                            671,079
Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   147,429 outstanding shares of
   beneficial interest                                 2,385
Undistributed net investment income                      502
Accumulated net realized gain on investments          27,687
Net unrealized appreciation on investments            97,151
Net unrealized depreciation on futures contracts        (731)
                                                    --------
Total Net Assets -- 100.0%                          $798,073
                                                    --------

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($795,501,270 / 45,574,847 shares)                 $17.45
                                                    --------

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($2,571,407 / 147,429 shares)                      $17.44
                                                    --------

* Non-income producing security.
+ Real Estate Investment Trust
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2003 (see Note 8). The total value of securities on loan at September 30, 2003 was $56,767,030.
(C) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of September 30, 2003 was $59,482,779.
(D) This warrant entitles the holder to a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) Security considered illiquid. The total value of such securities as of September 30, 2003 was $752.
(F) Tri-Party Repurchase Agreement.
(G) The rate reported is the effective yield at time of purchase.
(H) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2003.
ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
NY -- New York
Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
50          SEI Institutional Managed Trust / Annual Report / September 30, 2003

Small Cap Growth Fund
September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
Common Stock -- 97.2%
CONSUMER DISCRETIONARY -- 17.1%
   AFC Enterprises*                   94,100      $    1,515
   Aftermarket Technology*           129,300           1,475
   America's Car Mart*                36,600           1,096
   CEC Entertainment*                 29,000           1,137
   Charming Shoppes*                 165,700             946
   Cheesecake Factory (B)*            51,800           1,874
   Chicago Pizza & Brewery (B)*      131,700           1,548
   Chico's FAS (B)*                  157,200           4,817
   Christopher & Banks               170,050           4,057
   Circuit City Stores               144,300           1,375
   Citadel Broadcasting*               7,000             138
   Coach*                             45,100           2,462
   Concord Camera (B)*                14,300             152
   Cost Plus*                        204,050           7,534
   CSK Auto*                          21,450             331
   Cumulus Media, Cl A*               62,700           1,069
   Dick's Sporting Goods*            128,100           4,783
   Ebookers ADR*                      45,100             826
   Electronics Boutique
      Holdings (B)*                   44,100           1,260
   Entravision Communications,
      Cl A*                           29,100             276
   Extended Stay America*             56,200             839
   Four Seasons Hotels                37,350           1,860
   Fred's                             74,100           2,442
   GameStop*                          90,700           1,442
   Genesco*                           50,700             814
   Gentex*                            48,100           1,676
   Getty Images*                      40,300           1,417
   Gray Television                    73,500             859
   Group 1 Automotive*                36,800           1,271
   Guitar Center*                    129,500           4,165
   Hibbett Sporting Goods*           175,550           4,199
   Hollywood Entertainment (B)*      177,600           3,019
   HOT Topic (B)*                    325,542           7,338
   Identix*                          572,400           2,994
   Insight Enterprises*               29,800             454
   InterActive (B)*                   25,942             857
   Journal Communications*            43,400             718
   Kenneth Cole Productions, Cl A    147,350           3,847
   Kirkland's*                        34,800             558
   Krispy Kreme Doughnuts (B)*        23,300             897
   Leapfrog Enterprises (B)*          20,750             789
   Lin TV, Cl A*                     139,400           2,964
   Lithia Motors, Cl A                67,600           1,350
   M/I Schottenstein Homes            18,000             714
   Marvel Enterprises*                91,200           2,029
   Mediacom Communications*          223,000           1,494
   Meritage*                          18,500             874
   Netease.com ADR*                   17,500             977
   O'Reilly Automotive*               30,400           1,118
   Oxford Industries                   1,900             122


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Pacific Sunwear of California*    118,125      $    2,440
   PDI*                                5,000             123
   PF Chang's China Bistro (B)*       31,200           1,415
   Phillips-Van Heusen               165,500           2,484
   Priceline.com (B)*                 41,933           1,216
   Quiksilver*                       230,600           3,678
   Radio One, Cl A*                    7,150             105
   Radio One, Cl D*                  128,150           1,840
   Rare Hospitality International*   144,750           3,606
   Regis                              45,300           1,454
   Restoration Hardware*              48,650             283
   SCP Pool*                          40,650           1,131
   Select Comfort (B)*               138,810           3,679
   Sharper Image (B)*                100,180           2,310
   Shuffle Master (B)*                80,770           2,195
   Sonic*                             56,100           1,418
   Sonic Automotive                   44,100           1,061
   Speedway Motorsports               11,900             351
   Standard Motor Products           136,400           1,378
   Standard-Pacific                   30,800           1,167
   Station Casinos (B)               145,545           4,454
   Timberland, Cl A*                  30,900           1,318
   Tractor Supply*                    76,200           2,500
   Tuesday Morning*                   75,200           2,093
   Tweeter Home Entertainment
      Group*                         144,700           1,111
   Urban Outfitters (B)*             145,700           3,797
   WCI Communities*                  193,200           3,188
   Wet Seal, Cl A*                    88,200             886
   Winnebago Industries (B)           45,400           2,024
   XM Satellite Radio Holdings,
     Cl A (B)*                       111,000           1,724
   Yankee Candle*                     49,500           1,261
                                                  ----------
                                                     150,458
                                                  ----------
CONSUMER STAPLES -- 2.1%
   American Italian Pasta, Cl A (B)*  26,200           1,014
   Cott                               72,000           1,685
   Duane Reade (B)*                  229,200           3,656
   Great Atlantic & Pacific Tea*     214,700           1,741
   NBTY*                              62,600           1,462
   PC Mall*                           47,100             492
   Peet's Coffee & Tea*              118,710           2,321
   Pilgrims Pride, Cl B              123,500           1,544
   Stake Technology*                 216,270           2,003
   United Natural Foods*              72,805           2,416
                                                  ----------
                                                      18,334
                                                  ----------
ENERGY -- 2.7%
   Bunge (B)                          53,200           1,463
   Cabot Oil & Gas                    44,200           1,149
   Cal Dive International*           215,300           4,185


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          51

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Denbury Resources*                 97,100      $    1,200
   Evergreen Resources*               30,900             834
   Forest Oil*                        49,500           1,186
   Headwaters*                       128,400           2,067
   Horizon Offshore*                 225,400             926
   Key Energy Services*              212,400           2,050
   Lone Star Technologies*            68,400             923
   Nuevo Energy*                      63,900           1,161
   Penn Virginia                      22,900           1,012
   Pride International (B)*           66,000           1,119
   Quicksilver Resources*             38,300             936
   Tetra Technologies*                54,400           1,122
   Varco International*              175,600           2,969
                                                  ----------
                                                      24,302
                                                  ----------
FINANCIALS -- 9.2%
   Acadia Realty Trust+               56,700             623
   Affiliated Managers Group*         16,400           1,030
   Allegiant Bancorp                  58,600           1,184
   American Home Mortgage Holdings    99,500           1,748
   AmeriCredit*                       13,300             137
   Anworth Mortgage Asset+            70,300           1,004
   Arch Capital Group*                79,600           2,628
   Arden Realty+                      52,900           1,477
   Baldwin & Lyons, Cl B               2,550              59
   Bank of Bermuda                    21,300             825
   Boston Private Financial
      Holdings                        23,600             556
   Brookline Bancorp                  82,300           1,211
   Capital Source*                    72,800           1,274
   Commercial Capital Bancorp*       142,200           2,223
   Delphi Financial Group, Cl A       66,300           3,084
   Downey Financial                   28,100           1,313
   E*TRADE Group*                  1,078,800           9,990
   East-West Bancorp                  46,800           2,001
   First Cash Financial Services*     81,800           1,638
   First Community Bancorp            31,000           1,038
   First Republic Bank                37,300           1,150
   FirstFed Financial*                26,600           1,051
   Friedman Billings Ramsey Group,
     Cl A                             39,500             681
   Harbor Florida Bancshares          22,800             608
   HCC Insurance Holdings             46,100           1,341
   Kansas City Life Insurance         30,500           1,399
   Maguire Properties+                65,000           1,332
   MFA Mortgage Investments+         120,500           1,147
   Netbank                           419,000           5,217
   Partners Trust Financial Group      8,151             179
   PFF Bancorp                        27,440             875
   Platinum Underwriters Holdings     44,900           1,262
   ProAssurance*                     102,950           2,659
   R & G Financial, Cl B              99,200           2,897
   Redwood Trust+                     44,900           1,904


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Regency Centers+                   24,300      $      895
   RLI                                99,400           3,272
   Saxon Capital*                    181,200           3,106
   Scottish Annuity & Life
      Holdings                        24,500             592
   Seacoast Financial Services        12,400             257
   Shurgard Storage Centers, Cl A+    34,000           1,200
   Silicon Valley Bancshares*         40,100           1,108
   South Financial Group              52,100           1,297
   Sterling Financial*                37,240           1,048
   TierOne*                           62,400           1,313
   UCBH Holdings                     107,490           3,249
   Umpqua Holdings                    73,200           1,393
   United PanAm Financial*            55,200             961
   Value Line                          4,000             192
   Westamerica Bancorporation         14,400             640
   Wintrust Financial                 21,800             821
   WP Stewart                         36,000             752
                                                  ----------
                                                      80,841
                                                  ----------
HEALTH CARE -- 21.3%
   Abaxis*                             9,000             125
   Abgenix (B)*                      199,300           2,888
   Able Laboratories (B)*             37,550             703
   Accredo Health*                   127,625           3,572
   Advanced Neuromodulation
      Systems*                       100,108           3,994
   Albany Molecular Research*         49,200             729
   Alexion Pharmaceuticals*           10,900             182
   Align Technology*                 385,685           4,825
   Alkermes (B)*                     407,700           5,594
   Alliance Imaging*                 106,800             367
   Allscripts Healthcare
      Solutions*                     164,400             671
   American Healthways (B)*           41,725           1,752
   AMERIGROUP*                        15,300             683
   Amsurg (B)*                        52,000           1,715
   Angiotech Pharmaceuticals*         57,100           2,492
   Aphton (B)*                         8,100              45
   Apria Healthcare Group*            61,200           1,676
   Atherogenics*                     165,200           2,765
   August Technology*                 95,300           1,357
   AVI BioPharma (B)*                 58,800             304
   Axonyx (B)*                       128,800             583
   Bentley Pharmaceuticals*           21,300             346
   Bio-Rad Laboratories, Cl A*        27,300           1,392
   Bioject Medical Technologies*     168,000             588
   Biolase Technology (B)*           110,940           1,266
   Bioreliance*                        4,500             115
   Biosite (B)*                       69,500           1,972
   Cardiodynamics International*      56,400             253
   Celera Genomics Group*            124,800           1,459
   Cell Genesys*                     489,600           6,159
   Cerner (B)*                       124,800           3,853
   Closure Medical*                    6,200             151


--------------------------------------------------------------------------------
52          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Conceptus (B)*                     96,300      $    1,262
   Conmed*                            73,700           1,521
   Connetics*                         91,200           1,647
   Cooper                             62,900           2,563
   Corixa (B)*                       465,400           3,705
   Covance (B)*                       97,150           2,174
   Cubist Pharmaceuticals (B)*       438,000           4,726
   CV Therapeutics (B)*              151,200           3,326
   Decode Genetics*                   94,300             444
   Dendreon*                         353,900           3,132
   Digene*                            82,125           3,356
   Encore Medical*                    23,400             159
   Encysive Pharmaceuticals*         328,000           2,070
   Epix Medical*                      15,300             260
   Esperion Therapeutics*             22,900             444
   Exact Sciences*                   112,600           1,520
   Exelixis*                         169,521           1,210
   Gen-Probe*                         23,000           1,246
   Genta (B)*                        355,000           4,498
   Human Genome Sciences (B)*        103,000           1,407
   IMPAC Medical Systems*              5,750             103
   Impax Laboratories*                16,600             208
   Inamed (B)*                        24,700           1,814
   Incyte*                           325,500           1,501
   Inspire Pharmaceuticals*          128,750           2,214
   Intuitive Surgical*                 2,300              38
   Inveresk Research Group*           35,250             700
   Invitrogen (B)*                    25,400           1,473
   Isis Pharmaceuticals (B)*         565,100           3,684
   KV Pharmaceutical, Cl A*           33,675             758
   La Jolla Pharmaceutical*          405,600           1,602
   LabOne*                            17,000             397
   Laserscope*                        23,700             278
   Lexicon Genetics*                 256,800           1,325
   LifePoint Hospitals*               56,000           1,347
   Ligand Pharmaceuticals,
      Cl B (B)*                      217,700           2,806
   Martek Biosciences (B)*            79,680           4,197
   Medarex (B)*                      549,600           3,259
   Medcath*                          141,000           1,458
   Medicines*                        101,400           2,636
   Medicis Pharmaceutical, Cl A       73,300           4,295
   Merit Medical Systems*             72,436           1,601
   MIM (B)*                           76,800             576
   Molina Healthcare*                  2,400              67
   Myriad Genetics*                   70,700             803
   Nektar Therapeutics (B)*          200,600           2,568
   Neurochem*                        136,000           1,642
   Neurocrine Biosciences*            21,200           1,050
   Noven Pharmaceuticals*             56,500             644
   NPS Pharmaceuticals (B)*           39,100           1,089
   Onyx Pharmaceuticals*              22,600             487
   OpticNet (D)                       27,300              --


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Orthodontic Centers of
      America (B)*                   134,400      $    1,059
   OSI Pharmaceuticals*               25,300             821
   Pain Therapeutics*                153,300             943
   Paradigm Genetics*              1,069,200           1,326
   Penwest Pharmaceuticals (B)*       22,800             490
   Pharmaceutical Product
     Development*                     32,100             770
   Pharmaceutical Resources (B)*      52,480           3,580
   PolyMedica (B)                    104,200           2,761
   Pozen*                             52,800             939
   Protein Design Labs*               94,500           1,310
   Province Healthcare*               21,600             280
   Regeneration Technologies*         42,400             384
   Regeneron Pharmaceuticals*         64,400           1,138
   Rotech Healthcare*                 54,000           1,310
   Salix Pharmaceuticals*             61,900           1,192
   Serologicals*                      81,500           1,072
   Sonosight*                         35,400             708
   Staar Surgical*                     6,700              71
   Sunrise Senior Living (B)*         72,700           1,907
   Taro Pharmaceuticals
      Industries*                      6,800             383
   Telik (B)*                        351,150           7,041
   Third Wave Technologies*          492,000           1,589
   Transgenomic*                     257,600             404
   Tularik (B)*                      309,600           3,053
   United Surgical Partners
     International*                   62,250           1,762
   United Therapeutics*               67,500           1,525
   US Oncology*                       76,600             560
   VCA Antech*                         6,000             141
   Ventana Medical Systems*           31,800           1,282
   Vertex Pharmaceuticals*            29,400             362
   Viasys Healthcare*                  7,300             147
   Vicuron Pharmaceuticals*          150,000           2,655
   Viropharma (B)*                    60,000             163
   Wright Medical Group*              14,000             354
   XOMA*                             303,600           2,247
                                                  ----------
                                                     187,595
                                                  ----------
INDUSTRIALS -- 11.0%
   Active Power*                     151,200             423
   Advisory Board*                    90,463           4,112
   AGCO*                              69,100           1,184
   Airtran Holdings*                 177,900           2,980
   Albany International, Cl A         16,800             518
   Alliance Data Systems*             40,900           1,080
   Alliant Techsystems*               33,550           1,612
   Arkansas Best                      26,600             732
   Armor Holdings*                    83,300           1,395
   Atlantic Coast Airlines
      Holdings*                       82,400             701
   Autobytel (B)*                    172,560           1,643
   Bright Horizons Family
      Solutions*                      43,900           1,754


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          53

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Career Education*                  53,204      $    2,410
   Chicago Bridge & Iron
      (NY Shares)                    104,900           2,849
   Corinthian Colleges*               38,100           2,178
   Corporate Executive Board*         85,087           3,995
   CoStar Group*                      77,250           2,009
   DiamondCluster International,
      Cl A*                          192,700           1,305
   EDO                                75,600           1,531
   EMCOR Group*                       30,500           1,298
   Engineered Support Systems          9,700             587
   Forward Air*                       34,950             966
   Frontier Airlines*                152,855           2,516
   Genus (B)*                         17,000              70
   Gevity HR                         106,300           1,561
   Heartland Express                  65,000           1,561
   iDine Rewards Network (B)*         95,900           1,558
   Infospace*                        107,600           2,196
   Integral Systems*                  90,600           1,637
   Integrated Alarm Services
      Group*                         193,300           1,615
   Intrado*                          117,940           2,687
   Invision Technologies (B)*         55,500           1,351
   Ipass*                             40,650             955
   Iron Mountain*                     49,700           1,784
   ITT Educational Services*          18,900             906
   JetBlue Airways*                   26,900           1,640
   Knight Transportation*            140,700           3,527
   KVH Industries (B)*                33,555             846
   Learning Tree International*       91,100           1,528
   MTC Technologies*                  21,806             506
   National Financial Partners*        3,300              89
   Navigant Consulting*               71,100             875
   Omnicell*                          45,000             731
   Princeton Review*                 241,200           1,551
   Resources Connection*              20,244             494
   Ritchie Brothers Auctioneers*      30,500           1,264
   Rofin-Sinar Technologies*          53,800           1,129
   Roper Industries                   32,400           1,411
   Shaw Group (B)*                    87,800             923
   Stratasys (B)*                     46,185           1,968
   Strayer Education (B)              43,500           4,207
   Surebeam, Cl A (B)*               340,855             487
   Sylvan Learning Systems (B)*      268,200           7,317
   TeleTech Holdings*                188,500           1,197
   Terex*                             64,600           1,197
   Universal Display*                 48,000             499
   Universal Forest Products          63,700           1,546
   University of Phoenix Online*      47,055           3,133
   USF                                36,300           1,142
   Valueclick*                        63,300             532
                                                  ----------
                                                      97,398
                                                  ----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
INFORMATION TECHNOLOGY -- 32.1%
   1-800 Contacts (B)*                49,700      $    1,003
   ActivCard*                         37,200             305
   Activision*                       114,950           1,374
   Adaptec*                          136,600           1,033
   Advent Software (B)*               92,100           1,482
   Agile Software*                   326,850           3,112
   Altiris (B)*                       60,250           1,583
   AMIS Holdings*                      3,350              62
   Anaren*                            96,300           1,229
   Andrew (B)*                       160,300           1,970
   Anteon International*              40,750           1,247
   Ask Jeeves (B)*                   186,940           3,253
   ASM International*                 61,850             912
   Asyst Technologies (B)*            72,100           1,014
   ATMI*                              85,350           2,157
   Avocent*                           62,800           1,902
   BISYS Group*                       98,500           1,295
   Business Objects ADR (B)*          31,600             788
   Cabot Microelectronics (B)*         8,400             468
   CACI International, Cl A*          20,700             887
   Chordiant Software*                36,900             111
   Ciena*                            164,750             974
   CNET Networks (B)*                157,350           1,114
   Cognex                            218,722           5,750
   Cognizant Technology Solutions*    47,250           1,723
   Cognos*                            33,300           1,033
   Cohu                               21,300             417
   Comtech Telecommunications*       104,795           2,506
   Concur Technologies*              138,800           1,646
   Corillian*                        830,392           3,405
   Cray (B)*                         177,400           1,948
   Credence Systems (B)*             528,800           6,081
   Cymer (B)*                        174,200           7,177
   Digimarc*                         546,700           8,042
   Digital Insight (B)*              248,850           4,952
   Digital River (B)*                105,880           2,896
   Digitas*                          204,450           1,484
   Documentum (B)*                   115,750           2,467
   DoubleClick*                      610,300           6,573
   Drugstore.com*                     42,400             324
   DSP Group*                         38,550             960
   Dupont Photomasks (B)*             96,000           2,180
   Ecollege.com*                     139,845           2,816
   Emulex (B)*                        64,200           1,635
   Entegris*                         187,200           2,115
   eResearch Technology (B)*         136,275           4,746
   eSpeed, Cl A*                     101,700           2,299
   Evolving Systems*                 142,765           1,678
   Exar*                              33,950             480
   FEI*                              257,500           6,010
   Finisar (B)*                      177,300             399


--------------------------------------------------------------------------------
54          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Foundry Networks*                 116,000      $    2,495
   Freemarkets*                       36,000             280
   Genesis Microchip (B)*            267,400           2,998
   Hyperion Solutions*                36,100           1,042
   Immersion*                        640,800           3,992
   International Rectifier*           51,300           1,921
   Interwoven (B)*                   398,800           1,057
   Iomega*                           117,500           1,309
   Ixia*                              85,050             920
   IXYS*                              61,100             573
   j2 Global Communications (B)*      71,685           2,712
   Jack Henry & Associates (B)       137,200           2,386
   Kemet*                             81,200           1,035
   Lattice Semiconductor*          1,232,400           8,762
   Lexar Media*                      219,020           3,732
   Lionbridge Technologies*           78,000             586
   LTX (B)*                           65,350             736
   M-Systems Flash Disk Pioneers*    129,950           2,039
   Macromedia*                        14,400             356
   Macrovision*                      168,000           3,103
   Magma Design Automation (B)*      203,350           3,990
   Manhattan Associates*              37,800             979
   Marvell Technology Group*          14,400             544
   MAXIMUS*                           37,500           1,292
   Mentor Graphics (B)*               97,200           1,704
   Merge Technologies (B)*            35,300             594
   Micromuse*                         77,250             632
   MicroStrategy, Cl A*               27,863           1,282
   Mobility Electronics*              33,700             265
   Monolithic System Technology*     106,200             893
   MPS Group*                        193,200           1,739
   MRV Communications (B)*           285,300             802
   MSC.Software (B)*                 154,000           1,109
   Mykrolis*                         146,400           1,777
   NetScreen Technologies*            26,300             585
   O2Micro International*            316,400           4,572
   Omnivision Technologies (B)*       95,210           4,022
   Onyx Software*                    338,425           1,703
   Openwave Systems*                 235,600             994
   OSI Systems (B)*                   56,300             974
   Overture Services*                 38,200           1,012
   Packeteer*                         44,000             530
   Per-Se Technologies*               76,000           1,216
   PerkinElmer                       107,100           1,640
   Photon Dynamics (B)*               35,450           1,033
   Photronics*                        44,600             948
   Pinnacle Systems*                 714,800           6,026
   Pixelworks (B)*                 1,292,450          11,141
   PLX Technology*                    98,750             626
   Polycom (B)*                      643,300          10,685
   Portal Software*                  105,900           1,533
   Power Integrations (B)*            86,500           2,875


-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Quest Software (B)*                95,200      $    1,152
   QuickLogic*                        56,600             376
   Radisys*                           65,500           1,182
   RADWARE*                          204,480           3,711
   RealNetworks*                      23,400             153
   Red Hat (B)*                      833,500           8,418
   Remec*                            175,100           1,786
   Retek*                            112,050             756
   Roxio (B)*                         34,800             302
   Rudolph Technologies (B)*         198,600           3,835
   Sandisk*                           24,100           1,536
   Sapient*                          162,000             582
   ScanSoft (B)*                     334,700           1,402
   Seachange International*           71,600             897
   Sensytech*                         56,985             896
   Sierra Wireless Inc*               25,100             326
   Sigmatel*                           1,150              24
   Silicon Laboratories*               9,200             414
   Siliconware Precision ADR*        267,000           1,057
   Sina (B)*                          26,100             933
   Sipex*                             41,400             325
   Skyworks Solutions (B)*           275,800           2,510
   Sohu.com*                          26,700             830
   Sonus Networks*                   106,200             736
   SRA International, Cl A*           13,550             507
   Superconductor Technologies*      107,700             423
   Tekelec*                           72,200           1,127
   THQ*                               82,300           1,351
   Titan*                             89,700           1,869
   TradeStation Group (B)*           107,420             803
   Trident Microsystems*              40,400             525
   Triquint Semiconductor*           303,600           1,700
   Trizetto Group*                    49,200             330
   TTM Technologies*                 157,700           2,252
   Ultratech*                         89,300           2,520
   Varian*                            48,900           1,532
   Verisity*                          34,050             426
   Verso Technologies (B)*           238,300             894
   Virage Logic*                      79,600             605
   Vitesse Semiconductor*            120,000             768
   Vixel*                            159,900           1,215
   WebEx Communications (B)*          86,900           1,650
   Websense*                          22,700             483
   Zebra Technologies, Cl A*          18,750             967
   Zoran*                             89,100           1,737
                                                  ----------
                                                     282,591
                                                  ----------
MATERIALS -- 1.3%
   Applied Films*                     26,400             785
   Arch Coal                          42,500             944
   Ferro                              59,000           1,260
   Massey Energy                      94,700           1,260


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          55

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Steel Dynamics (B)*               208,100      $    3,151
   Symyx Technologies*               187,300           4,034
                                                  ----------
                                                      11,434
                                                  ----------
TELECOMMUNICATION SERVICES -- 0.2%
   ITC Deltacom*                       8,300              45
   Sycamore Networks*                223,400           1,095
   Wireless Facilities (B)*           54,800             652
                                                  ----------
                                                       1,792
                                                  ----------
UTILITIES -- 0.2%
   PNM Resources                      36,600           1,026
   UGI                                42,300           1,224
                                                  ----------
                                                       2,250
                                                  ----------
Total Common Stock
   (Cost $811,359) ($ Thousands)                     856,995
                                                  ----------

Convertible Bonds -- 0.3%
   Emcore, CV to 20.5074 Shares
        5.000%, 05/15/06             $ 2,100           1,439
   Viropharma, CV to 9.1620 Shares
        6.000%, 03/01/07               2,650           1,401
                                                  ----------
Total Convertible Bonds
   (Cost $2,612) ($ Thousands)                         2,840
                                                  ----------

Warrants -- 0.1%
   InterActiveCorp, Expires 02/04/09   8,070             336
   Microstrategy, Expires 06/24/07       110              --
   Superconductor Technology,
     Expires 12/15/07 (E)            122,500             324
                                                  ----------
Total Warrants
   (Cost $0) ($ Thousands)                               660
                                                  ----------

Corporate Obligations (C) (H) -- 8.8%
FINANCIALS -- 7.7%
   American Express Credit
        1.170%, 12/17/03               4,764           4,765
        1.110%, 01/13/04               1,588           1,588
   American Honda Finance
        1.340%, 11/10/03               1,270           1,271
        1.305%, 03/15/04               3,970           3,974
   CCN Bluegrass
        1.190%, 08/18/04               4,764           4,764


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   CIT Group
        2.360%, 01/09/04             $ 1,016      $    1,018
        1.888%, 05/03/04                 635             635
        1.860%, 04/08/04               3,748           3,749
        1.346%, 12/05/03               2,477           2,474
   Citigroup
        1.444%, 05/04/04               1,486           1,490
        1.350%, 03/09/04               3,176           3,180
   Concord Minutemen Capital, Ser B
        1.370%, 10/09/03               4,319           4,319
   Countrywide Home Loans
        1.390%, 12/10/03               2,096           2,096
        1.360%, 01/13/04               2,623           2,623
        1.280%, 05/14/04               1,588           1,588
        1.265%, 09/24/04               2,223           2,223
   Goldman Sachs Group
        1.340%, 05/04/04               3,176           3,176
        1.160%, 12/17/03               3,176           3,176
   HBOS Treasury Services
        1.150%, 07/19/04                 826             826
   Harwood
        1.180%, 06/20/06               1,588           1,588
   Household Finance
        2.390%, 03/11/04               2,970           2,986
        1.860%, 04/23/04                 318             319
   International Lease Finance
        1.985%, 10/03/03                 635             635
   Liberty Light US Capital
        1.095%, 01/21/04               3,176           3,176
        1.090%, 05/17/04               1,906           1,905
   Merrill Lynch
        1.080%, 04/13/04               3,176           3,176
   Tango
        1.380%, 08/13/04               3,176           3,176
   USA Education
        1.290%, 01/23/04               1,131           1,131
   Volkswagen Credit
        1.290%, 01/22/04                 635             635
                                                  ----------
                                                      67,662
                                                  ----------
INDUSTRIALS -- 1.1%
   Caterpillar
        1.306%, 03/05/04               1,461           1,462
        1.290%, 05/28/04               1,588           1,589
        1.260%, 04/08/04               1,906           1,908
        1.210%, 07/09/04               3,176           3,176
   General Electric
        1.120%, 01/28/04               1,588           1,588
                                                  ----------
                                                       9,723
                                                  ----------
Total Corporate Obligations
   (Cost $77,385) ($ Thousands)                       77,385
                                                  ----------

--------------------------------------------------------------------------------
56          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
COMMERCIAL PAPER (C) (G) -- 5.6%
FINANCIALS -- 5.3%
   Amstel Funding
        1.136%, 03/15/04             $ 3,176      $    3,159
        1.111%, 11/05/03               3,176           3,172
   Concord Minutemen Capital
        1.084%, 01/21/04               3,176           3,165
        1.060%, 10/02/03               2,975           2,975
   Crown Point Capital
        1.061%, 11/03/03               2,284           2,282
   JP Morgan Chase
        1.099%, 01/23/04               6,352           6,330
   Lexington Parker Capital
        1.114%, 01/26/04               3,176           3,164
   Mitten
        1.142%, 11/24/03               2,160           2,156
        1.140%, 10/14/03               2,541           2,540
        1.120%, 10/15/03               3,176           3,175
   Park Granada
        1.102%, 12/11/03               4,462           4,453
   Scaldis Capital
        1.104%, 02/06/04               1,278           1,273
   Tannehill Capital
        1.165%, 02/23/04               4,764           4,742
        1.074%, 01/23/04               1,597           1,592
   White Pine Finance
        1.165%, 02/09/04                 639             636
        1.165%, 02/17/04               1,916           1,907
                                                  ----------
                                                      46,721
                                                  ----------
HEALTH CARE -- 0.3%
   Abbott Laboratories
        1.121%, 10/21/03               2,223           2,222
                                                  ----------
Total Commercial Paper
   (Cost $48,943) ($ Thousands)                       48,943
                                                  ----------

Cash Equivalents -- 0.7%
   First Union Cash Management
     Program                       4,408,185           4,408
   AIMInvesco Treasurer's
     Money Market Reserve Fund (C) 1,587,992           1,588
                                                  ----------
Total Cash Equivalents
   (Cost $5,996) ($ Thousands)                         5,996
                                                  ----------

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
U.S. Government Agency Obligation -- 0.4%
   FNMA (C) (G)
        2.449%, 11/19/03             $ 3,176      $    3,171
                                                  ----------
Total U.S. Government Agency Obligation
   (Cost $3,171) ($ Thousands)                         3,171
                                                  ----------

U.S. Treasury Obligation -- 0.2%
   U.S. Treasury Bills (A)
        1.030%, 02/26/04               2,000           1,991
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $1,991) ($ Thousands)                         1,991
                                                  ----------

Repurchase Agreements -- 5.1%
   Barclays (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase
     price $6,377,313 (collateralized by
     U.S. Government Agency
     obligations, total market
     value: $6,504,725)                6,377           6,377
   Deutsche Bank (C) 1.080%,
     dated 09/30/03, to be repurchased
     on 10/01/03, repurchase price
     $21,597,339 (collateralized by
     U.S. Treasury obligations,
     total market value:
     $21,937,892)                     21,597          21,597
   Lehman Brothers (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $3,493,687
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $3,563,614)   3,494           3,494
   Morgan Stanley (F)
     1.060%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $13,592,030
     (collateralized by U.S.
     Government Agency obligations,
     total market value:
     $13,898,121)                     13,592          13,592
                                                  ----------
Total Repurchase Agreements
   (Cost $45,060) ($ Thousands)                       45,060
                                                  ----------
Total Investments -- 118.4%
   (Cost $996,517) ($ Thousands)                   1,043,041
                                                  ----------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          57

STATEMENT OF NET ASSETS

Small Cap Growth Fund (Concluded)
September 30, 2003
------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (18.4)%
Payable Upon Return on Securities Loaned          $ (162,555)
Investment Advisory Fees Payable                        (496)
Administration Fees Payable                             (269)
Shareholder Servicing Fees Payable                       (71)
Administration Servicing Fees Payable                     (1)
Other Assets and Liabilities, Net                      1,596
                                                  ----------
Total Other Assets & Liabilities                    (161,796)
                                                  ----------

NET ASSETS:
Paid-in-Capital -- Class A (unlimited
   authorization -- no par value) based on
   62,090,088 outstanding shares
   of beneficial interest                          1,168,982
Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   380,598 outstanding shares of
   beneficial interest                                 4,464
Accumulated net realized loss on investments        (338,294)
Net unrealized appreciation on investments            46,524
Net unrealized depreciation on futures contracts        (431)
                                                  ----------
Total Net Assets -- 100.0%                        $  881,245
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($875,905,756 / 62,090,088 shares)                 $14.11
                                                      ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($5,339,246 / 380,598 shares)                      $14.03
                                                      ======

* Non-income producing security.
+ Real Estate Investment Trust
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2003 (see Note 8). The total value of securities on loan at September 30, 2003 was $151,498,611.
(C) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of September 30, 2003 was $162,555,191.
(D) Security considered illiquid. The total value of such securities as of September 30, 2003 was $0.
(E) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of September 30, 2003 was $323,452.
(F) Tri-Party Repurchase Agreement.
(G) The rate reported is the effective yield at time of purchase.
(H) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2003.
ADR -- American Depository Receipt
Cl -- Class
CV -- Convertible Security
NMA -- Federal National Mortgage Association
NY -- New York
Ser -- Series


Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
58          SEI Institutional Managed Trust / Annual Report / September 30, 2003

Mid-Cap Fund
September 30, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 97.0%
CONSUMER DISCRETIONARY -- 20.4%
   Abercrombie & Fitch, Cl A*          8,100         $   224
   Advance Auto Parts*                 4,500             319
   American Axle & Manufacturing
     Holdings*                        15,100             447
   Autoliv                             9,100             275
   Belo, Cl A                          8,400             204
   Black & Decker                      6,400             260
   Brinker International*              5,700             190
   CBRL Group                          5,900             209
   Centex                              3,700             288
   Claire's Stores                    10,500             351
   Eastman Kodak (B)                   8,500             178
   Federated Department Stores        17,500             733
   Fortune Brands                      4,800             272
   GTECH Holdings                      8,300             356
   Harrah's Entertainment              4,500             190
   Johnson Controls                    3,600             341
   KB Home                             4,500             268
   Lear*                               4,900             258
   Marvel Enterprises*                 5,800             129
   Mattel                              9,000             171
   Maytag                              5,100             127
   NVR (B)*                            1,000             467
   Polaris Industries                  2,700             200
   Regal Entertainment Group, Cl A    15,500             288
   Rent-A-Center*                     19,750             638
   Ryland Group                        2,500             183
   Sherwin-Williams                   14,100             415
   Staples*                           12,600             299
   Whirlpool (B)                       3,000             203
                                                     -------
                                                       8,483
                                                     -------
CONSUMER STAPLES -- 2.4%
   Dean Foods*                         3,600             112
   Energizer Holdings*                 5,500             202
   Supervalu                          19,200             458
   Tyson Foods, Cl A                  16,400             232
                                                     -------
                                                       1,004
                                                     -------
ENERGY -- 4.1%
   Chesapeake Energy                  11,300             122
   Devon Energy                        5,700             275
   FMC Technologies*                  21,100             452
   Marathon Oil                        7,900             225
   Sunoco (B)                         16,000             643
                                                     -------
                                                       1,717
                                                     -------

-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
FINANCIALS -- 21.6%
   Affiliated Managers Group*          2,200         $   138
   Annaly Mortgage Management+        10,200             168
   AON                                 4,800             100
   City National                       4,300             219
   Countrywide Credit Industry (B)     2,000             157
   Cullen/Frost Bankers                3,400             127
   Developers Diversified Realty+      9,300             278
   Doral Financial                    14,400             677
   E*TRADE Group*                     25,300             234
   Fidelity National Financial        18,625             560
   First American                     24,900             620
   First Tennessee National            6,700             284
   General Growth Properties+         10,000             717
   Greenpoint Financial                8,700             260
   Hibernia, Cl A                     15,800             320
   Hudson United Bancorp              18,200             640
   Loews                              11,100             448
   New York Community Bancorp          5,500             173
   Nuveen Investments, Cl A            4,700             129
   Old Republic International          3,800             126
   Popular                             5,900             235
   Protective Life                     7,300             218
   Simon Property Group+               8,700             379
   Sovereign Bancorp                   9,500             176
   Stancorp Financial Group            2,600             149
   Thornburg Mortgage (B)+            25,400             643
   UnionBanCal                        13,300             660
   UnumProvident                       9,500             140
                                                     -------
                                                       8,975
                                                     -------
HEALTH CARE -- 12.0%
   Applied Biosystems Group            8,900             199
   Bausch & Lomb                       6,100             269
   Beckman Coulter                     9,100             414
   Cephalon (B)*                       2,500             115
   Charles River Laboratories
     International (B)*                4,800             147
   Cigna                               4,800             214
   DaVita*                             8,300             264
   Endo Pharmaceuticals Holdings*     17,300             354
   Fisher Scientific
      International*                  15,800             627
   Gilead Sciences*                    4,800             268
   Henry Schein*                       2,400             136
   Hillenbrand Industries              4,800             271
   Humana*                             6,600             119
   Invitrogen (B)*                     5,200             302
   Medimmune (B)*                      6,200             205
   Mettler Toledo International*       4,300             155
   Mylan Laboratories                  5,750             222
   Pacificare Health Systems*          5,100             249
   Pharmaceutical Product
     Development*                      2,400              58


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          59

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
   Steris*                             7,100         $   163
   WellPoint Health Networks*          2,900             224
                                                     -------
                                                       4,975
                                                     -------
INDUSTRIALS -- 6.6%
   Carlisle                            5,300             231
   Crane                               8,200             192
   H&R Block                           9,100             393
   Hubbell, Cl B                       5,900             215
   JB Hunt Transport Services*         4,800             125
   Pentair                             3,600             144
   Ryder System                       14,700             431
   SPX (B)*                            4,500             204
   United Defense Industries*         16,800             477
   Viad                                6,200             148
   York International                  5,100             176
                                                     -------
                                                       2,736
                                                     -------
INFORMATION TECHNOLOGY -- 15.4%
   Acxiom*                             7,600             120
   Adobe Systems                         400              16
   Affiliated Computer Services,
     Cl A (B)*                         2,600             127
   Altera (B)*                        15,000             284
   Amkor Technology*                  25,200             358
   Amphenol, Cl A*                     4,000             208
   Arrow Electronics*                 12,800             235
   Broadcom, Cl A*                     5,100             136
   Checkfree (B)*                     13,600             272
   Computer Sciences*                  8,600             323
   Convergys*                         18,000             330
   Corning*                            5,000              47
   Electronic Arts*                    3,500             323
   Electronic Data Systems (B)         5,800             117
   Integrated Circuit Systems*         6,400             192
   Intuit*                             4,600             222
   Lexmark International*              3,700             233
   Macromedia*                         2,500              62
   Micron Technology*                  7,400              99
   National Semiconductor*             6,700             216
   Nvidia*                             5,800              92
   PanAmSat*                          22,000             319
   QLogic*                             4,800             226
   Sandisk*                            3,200             204
   Scientific-Atlanta                  3,100              97
   Storage Technology*                11,700             282
   Sungard Data Systems*               4,300             113
   Sybase*                            12,800             218
   Symantec (B)*                       4,100             258
   Utstarcom*                          3,600             115
   Western Digital*                   15,000             193
   Xerox (B)*                         33,300             342
                                                     -------
                                                       6,379
                                                     -------


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
MATERIALS -- 4.9%
   Ball                                8,800         $   475
   Cytec Industries*                   4,500             164
   Georgia-Pacific                    10,300             250
   Monsanto                           11,300             271
   Owens-Illinois*                    10,800             123
   Peabody Energy                      7,900             248
   RPM International                  29,700             388
   Sealed Air*                         2,400             113
                                                     -------
                                                       2,032
                                                     -------
TELECOMMUNICATION SERVICES -- 2.4%
   CenturyTel                         20,500             695
   Nextel Communications, Cl A (B)*    8,000             157
   West*                               5,700             136
                                                     -------
                                                         988
                                                     -------
UTILITIES -- 7.2%
   Edison International*              21,300             407
   Great Plains Energy                 9,600             291
   NSTAR                               3,300             157
   Oneok                               9,300             187
   Peoples Energy                      6,300             261
   PPL                                 9,300             381
   Public Service Enterprise Group     6,800             285
   Questar                             5,300             163
   Sempra Energy                      20,424             600
   UGI                                 6,300             182
   Wisconsin Energy                    1,600              49
                                                     -------
                                                       2,963
                                                     -------
Total Common Stock
   (Cost $36,041) ($ Thousands)                       40,252
                                                     -------

Corporate Obligations (C) (F) -- 4.5%
FINANCIALS -- 3.9%
   American Express Credit
        1.170%, 12/17/03              $  116             116
        1.110%, 01/13/04                  39              39
   American Honda Finance
        1.340%, 11/10/03                  31              31
        1.305%, 03/15/04                  96              96
   CCN Bluegrass
        1.190%, 08/18/04                 116             116
   CIT Group
        2.360%, 01/09/04                  25              25
        1.888%, 05/03/04                  15              15
        1.860%, 04/08/04                  91              91
        1.346%, 12/05/03                  60              60


--------------------------------------------------------------------------------
60          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Citigroup
        1.444%, 05/04/04               $  36         $    36
        1.350%, 03/09/04                  77              77
   Concord Minutemen Capital, Ser B
        1.370%, 10/09/03                 105             105
   Countrywide Home Loans
        1.390%, 12/10/03                  51              51
        1.360%, 01/13/04                  64              64
        1.280%, 05/14/04                  39              39
        1.265%, 09/24/04                  54              54
   Goldman Sachs Group
        1.340%, 05/04/04                  77              77
        1.160%, 12/17/03                  77              77
   HBOS Treasury Services
        1.150%, 07/19/04                  20              20
   Harwood
        1.180%, 06/20/06                  39              39
   Household Finance
        2.390%, 03/11/04                  72              72
        1.860%, 04/23/04                   8               8
   International Lease Finance
        1.985%, 10/03/03                  15              15
   Liberty Light US Capital
        1.095%, 01/21/04                  77              77
        1.090%, 05/17/04                  46              46
   Merrill Lynch
        1.080%, 04/13/04                  77              77
   Tango
        1.380%, 08/13/04                  77              77
   USA Education
        1.290%, 01/23/04                  27              27
   Volkswagen Credit
        1.290%, 01/22/04                  15              15
                                                     -------
                                                       1,642
                                                     -------
INDUSTRIALS -- 0.6%
   Caterpillar
        1.306%, 03/05/04                  35              35
        1.290%, 05/28/04                  39              39
        1.260%, 04/08/04                  46              46
        1.210%, 07/09/04                  77              77
   General Electric
        1.120%, 01/28/04                  39              39
                                                     -------
                                                         236
                                                     -------
Total Corporate Obligations
   (Cost $1,878) ($ Thousands)                         1,878
                                                     -------

Commercial Paper (C) (E)-- 2.8%
FINANCIALS -- 2.7%
   Amstel Funding
        1.136%, 03/15/04                  77              77
        1.111%, 11/05/03                  77              77


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Concord Minutemen Capital
        1.084%, 01/21/04               $  77         $    77
        1.060%, 10/02/03                  72              72
   Crown Point Capital
        1.061%, 11/03/03                  55              55
   JP Morgan Chase
        1.099%, 01/23/04                 154             154
   Lexington Parker Capital
        1.114%, 01/26/04                  77              77
   Mitten
        1.142%, 11/24/03                  52              52
        1.140%, 10/14/03                  62              62
        1.120%, 10/15/03                  77              77
   Park Granada
        1.102%, 12/11/03                 108             107
   Scaldis Capital
        1.104%, 02/06/04                  31              31
   Tannehill Capital
        1.165%, 02/23/04                 116             115
        1.074%, 01/23/04                  39              39
   White Pine Finance
        1.165%, 02/09/04                  16              15
        1.165%, 02/17/04                  46              46
                                                     -------
                                                       1,133
                                                     -------
HEALTH CARE -- 0.1%
   Abbott Laboratories
        1.121%, 10/21/03                  54              54
                                                     -------
Total Commercial Paper
   (Cost $1,187) ($ Thousands)                         1,187
                                                     -------

U.S. Treasury Obligation -- 0.2%
   U.S. Treasury Bills (A)
        0.930%, 12/18/03                 100              99
                                                     -------
Total U.S. Treasury Obligation
   (Cost $99) ($ Thousands)                               99
                                                     -------

U.S. Government Agency Obligation -- 0.2%
   FNMA (C) (E)
        2.449%, 11/19/03                  77              77
                                                     -------
Total U.S. Government Agency Obligation
   (Cost $77) ($ Thousands)                               77
                                                     -------

Cash Equivalent -- 0.1%
   AIMInvesco Treasurer's
     Money Market Reserve Fund (C)    38,540              39
                                                     -------
Total Cash Equivalent
   (Cost $39) ($ Thousands)                               39
                                                     -------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          61

STATEMENT OF NET ASSETS

Mid-Cap Fund (Concluded)
September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Repurchase Agreements -- 4.8%
   Barclays (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $154,775
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $157,867)                 $  155         $   155
   Deutsche Bank (C) 1.080%,
     dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $524,159
     (collateralized by U.S.
     Treasury obligations, total
     market value: $532,424)             524             524
   Lehman Brothers (C)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase
     price $84,790 (collateralized by
     U.S. Government Agency obligations,
     total market value: $86,488)         85              85
   Morgan Stanley (D) 0.800%,
     dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $1,190,058
     (collateralized by U.S.
     Treasury obligations, total
     market value: $1,215,601)         1,190           1,190
                                                     -------
Total Repurchase Agreements
   (Cost $1,954) ($ Thousands)                         1,954
                                                     -------
Total Investments -- 109.6%
   (Cost $41,275) ($ Thousands)                       45,486
                                                     -------

OTHER ASSETS AND LIABILITIES -- (9.6)%
Payable Upon Return on Securities Loaned              (3,945)
Investment Advisory Fees Payable                         (14)
Administration Fees Payable                              (12)
Shareholder Servicing Fees Payable                        (8)
Other Assets and Liabilities, Net                         (5)
                                                     -------
Total Other Assets & Liabilities                      (3,984)
                                                     -------

------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
------------------------------------------------------------

NET ASSETS:
Paid-in-Capital -- Class A (unlimited
   authorization -- no par value) based on
   2,773,715 outstanding shares
   of beneficial interest                            $36,998
Undistributed net investment income                      119
Accumulated net realized gain on investments             203
Net unrealized appreciation on investments             4,211
Net unrealized depreciation on futures contracts         (29)

Total Net Assets -- 100.0%                           $41,502
                                                     -------

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $14.96
                                                     -------

 *  Non-income producing security.
 +  Real Estate Investment Trust
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2003 (see Note 8). The total value of securities on loan at September 30, 2003 was $ 3,806,435.
(C) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of September 30, 2003 was $3,945,150.
(D) Tri-Party Repurchase Agreement.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2003.
Cl -- Class
FNMA -- Federal National Mortgage Association
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
62          SEI Institutional Managed Trust / Annual Report / September 30, 2003

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund
September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Corporate Obligations -- 29.4%
CONSUMER DISCRETIONARY -- 3.0%
   AOL Time Warner
        7.700%, 05/01/32            $  6,500      $    7,463
        7.625%, 04/15/31 (K)           2,305           2,620
   COX Communications
        7.875%, 08/15/09                 750             903
        7.125%, 10/01/12                 220             254
        5.500%, 10/01/15                 155             158
        4.625%, 06/01/13                 120             116
   Camp Pendelton (B)
        5.937%, 10/01/43                 700             700
   Comcast
        8.875%, 04/01/07               7,765           8,328
        7.050%, 03/15/33 (K)             500             548
        6.500%, 01/15/15 (K)           1,475           1,625
        5.500%, 03/15/11               2,035           2,140
        5.300%, 01/15/14               1,130           1,141
   Comcast Cable Communications
        6.750%, 01/30/11 (K)           7,430           8,379
        6.375%, 01/30/06                 720             782
   Continental Cablevision
        9.000%, 09/01/08               1,150           1,403
        8.300%, 05/15/06                 985           1,114
   DaimlerChrysler
        7.450%, 03/01/27               1,325           1,380
        7.300%, 01/15/12               4,720           5,272
        4.750%, 01/15/08               1,530           1,565
        4.050%, 06/04/08               3,875           3,836
   Ford Motor
        9.215%, 09/15/21               1,000           1,042
        7.700%, 05/15/97               2,240           2,008
        7.450%, 07/16/31               8,320           7,675
        6.375%, 02/01/29               9,250           7,539
   General Motors
        8.375%, 07/15/33               9,555           9,991
   Liberty Media
        8.250%, 02/01/30                  20              23
        5.700%, 05/15/13               1,190           1,188
        2.640%, 09/17/06 (A)           2,325           2,313
   News America Holdings
        8.875%, 04/26/23                 650             834
        8.150%, 10/17/36               3,550           4,366
        7.750%, 01/20/24                 595             695
        7.750%, 12/01/45                 225             264
        7.300%, 04/30/28               3,285           3,697


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Sears Roebuck Acceptance
        7.000%, 06/01/32            $    795      $      873
        6.750%, 08/15/11               1,375           1,562
        6.700%, 04/15/12                 885           1,004
        6.250%, 05/01/09                 300             333
   TCI Communications
        7.875%, 02/15/26               1,385           1,639
        7.125%, 02/15/28                 625             688
   TCI Communications MTN
        6.450%, 02/15/05               2,475           2,682
   Target
        5.875%, 03/01/12               3,560           3,928
   Time Warner
        9.150%, 02/01/23               1,805           2,286
        6.875%, 06/15/18               1,090           1,209
        6.625%, 05/15/29               1,805           1,837
   Time Warner Entertainment
        8.375%, 03/15/23               2,000           2,473
        8.375%, 07/15/33                  60              76
   Viacom
        5.625%, 08/15/12               2,225           2,396
                                                  ----------
                                                     114,348
                                                  ----------
CONSUMER STAPLES -- 1.9%
   Albertsons
        8.000%, 05/01/31                 575             689
   Altria Group
        7.750%, 01/15/27               6,730           7,024
   Anheuser Busch
        6.500%, 05/01/42               2,375           2,658
        6.000%, 11/01/41               1,000           1,042
   Cadbury Schweppes (B)
        5.125%, 10/01/13                 625             634
   Diageo Capital PLC
        6.625%, 06/24/04               2,490           2,586
        3.375%, 03/20/08               1,050           1,059
   Duty Free International (F) (J)
        7.000%, 01/15/04               6,825           4,095
   General Mills
        6.000%, 02/15/12                 325             356
        5.125%, 02/15/07               1,325           1,426
   Kellogg, Ser B
        7.450%, 04/01/31               1,340           1,638
        6.600%, 04/01/11               6,750           7,710
   Kraft Foods
        5.625%, 11/01/11               4,615           4,864
   Kroger
        7.500%, 04/01/31                 925           1,091
   Nabisco
        7.550%, 06/15/15               4,865           5,905
        6.375%, 02/01/05               4,130           4,362


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          63

SCHEDULE OF INVESTMENTS

September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29            $  3,385      $    3,952
   Philip Morris Capital
        7.500%, 07/16/09               1,750           1,852
   RJ Reynolds Tobacco Holdings, Ser B
        7.750%, 05/15/06               7,230           7,212
   Sara Lee
        6.250%, 09/15/11               2,045           2,300
   Secured Finance
        9.050%, 12/15/04               2,505           2,698
   Wal-Mart Stores
        7.550%, 02/15/30               2,440           3,087
        3.375%, 10/01/08               4,590           4,618
                                                  ----------
                                                      72,858
                                                  ----------
ENERGY -- 1.4%
   Amerada Hess
        7.300%, 08/15/31                 645             690
        7.125%, 03/15/33                 165             174
   Anadarko Finance, Ser B
        7.500%, 05/01/31               1,350           1,632
        6.750%, 05/01/11               2,510           2,901
   Anderson Exploration
        6.750%, 03/15/11               1,245           1,418
   Apache
        6.250%, 04/15/12               1,565           1,774
   Coastal
        6.950%, 06/01/28               6,750           4,607
   Conoco
        7.250%, 10/15/31                 530             632
        6.950%, 04/15/29               8,170           9,416
        6.350%, 10/15/11               3,240           3,661
   ConocoPhillips
        7.000%, 03/30/29                 420             482
        5.900%, 10/15/32                  10              10
        4.750%, 10/15/12               1,670           1,702
   Devon Energy
        7.950%, 04/15/32               1,775           2,194
   Devon Financing (K)
        6.875%, 09/30/11               2,000           2,296
   Mitchell Energy
        6.750%, 02/15/04               2,995           3,039
   Petroleos Mexicanos
        6.500%, 02/01/05               2,065           2,179
   Texas Eastern Transmission
        7.000%, 07/15/32                 560             621
   Tosco
        8.125%, 02/15/30                 400             515
   Valero Energy
        7.500%, 04/15/32                  55              61
   Vastar Resources
        6.500%, 04/01/09               5,790           6,651


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07            $  5,000      $    5,262
                                                  ----------
                                                      51,917
                                                  ----------
FINANCIALS -- 13.8%
   ASIF Global Funding (B)
        3.850%, 11/26/07               3,705           3,797
   American Express Credit (A) (L)
        1.170%, 12/17/03              16,393          16,395
        1.110%, 01/13/04               5,464           5,464
   American General Capital
        8.500%, 07/01/30                 600             795
   American Honda Finance (A) (L)
        1.340%, 11/10/03               4,371           4,373
        1.305%, 03/15/04              13,661          13,674
   Bank One
        7.875%, 08/01/10               7,025           8,553
   Bank of America
        7.400%, 01/15/11               3,110           3,694
        6.250%, 04/15/12               4,915           5,499
        5.875%, 02/15/09                 695             773
        3.875%, 01/15/08                 475             490
   Barclays Bank PLC (B)
        8.550%, 09/29/49               2,950           3,670
   Bear Stearns
        7.000%, 03/01/07                 910           1,036
        2.875%, 07/02/08               2,785           2,716
   CA Preferred Fund Trust
        7.000%, 01/29/49               1,000           1,009
   CCN Bluegrass (A) (L)
        1.190%, 08/18/04              16,393          16,393
   CIT Group (A) (L)
        2.360%, 01/09/04               3,497           3,504
        1.888%, 05/03/04               2,186           2,186
        1.860%, 04/08/04              12,896          12,899
        1.346%, 12/05/03               8,524           8,512
   Capital One Bank
        6.700%, 05/15/08               3,660           4,044
        4.875%, 05/15/08              10,949          11,341
   Citicorp
        7.200%, 06/15/07               1,200           1,381
   Citigroup
        7.250%, 10/01/10               3,200           3,790
        6.000%, 02/21/12 (K)           2,410           2,666
        5.875%, 02/22/33               1,225           1,240
        5.750%, 05/10/06               2,400           2,612
        5.625%, 08/27/12                 930             998
        3.500%, 02/01/08               1,475           1,496
        1.444%, 05/04/04 (A) (L)       5,115           5,126
        1.350%, 03/09/04 (A) (L)      10,928          10,942


--------------------------------------------------------------------------------
64          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Colonial Realty MTN
        6.980%, 09/26/05            $  7,200      $    7,835
   Concord Minutemen Capital,
     Ser B (A) (L)
        1.370%, 10/09/03              14,863          14,863
   Countrywide Home Loans (A) (L)
        1.390%, 12/10/03               7,213           7,213
        1.360%, 01/13/04               9,027           9,027
        1.280%, 05/14/04               5,464           5,463
        1.265%, 09/24/04               7,650           7,650
   Credit Suisse First Boston USA
        6.125%, 11/15/11 (K)           3,145           3,445
        4.625%, 01/15/08               3,980           4,193
   Dryden Investor Trust (B) (J)
        7.157%, 07/23/08               6,611           7,098
   EOP Operating
        7.875%, 07/15/31               1,260           1,483
   Farmers Exchange Capital (B)
        7.200%, 07/15/48               1,465           1,297
        7.050%, 07/15/28               8,000           7,490
   Farmers Insurance Exchange (B)
        8.625%, 05/01/24               7,917           8,075
   Ford Motor Credit
        7.875%, 06/15/10              13,545          14,686
        7.375%, 10/28/09               1,900           2,026
        7.375%, 02/01/11               1,450           1,524
        6.875%, 02/01/06               3,635           3,867
   Ford Motor Credit MTN
        9.140%, 12/30/14               1,000           1,054
        1.590%, 06/30/05 (A)           1,600           1,572
   Fund American
        5.875%, 05/15/13                 925             941
   GE Capital Franchise MTN
        8.680%, 01/14/04               7,200           7,352
        6.860%, 06/15/07               1,850           2,099
   General Electric Capital
        3.500%, 08/15/07               1,750           1,782
   General Electric Capital MTN, Ser A
        6.750%, 03/15/32               4,675           5,276
        6.125%, 02/22/11               4,955           5,501
        6.000%, 06/15/12                 675             740
        5.875%, 02/15/12               5,100           5,542
   General Motors Acceptance
        8.000%, 11/01/31              11,255          11,561
        7.750%, 01/19/10                 360             396
        7.250%, 03/02/11               4,210           4,457
        7.150%, 06/15/15 (G)           8,200           3,628
        6.875%, 09/15/11               6,000           6,228
        6.125%, 09/15/06               1,245           1,323


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Goldman Sachs Group
        7.350%, 10/01/09            $    335      $      394
        6.875%, 01/15/11               5,770           6,635
        6.600%, 01/15/12                 505             572
        6.125%, 02/15/33                 650             660
        1.340%, 05/04/04 (A) (L)      10,928          10,928
        1.160%, 12/17/03 (A) (L)      10,928          10,928
   HBOS Treasury Services (A) (L)
        1.150%, 07/19/04               2,841           2,843
   Harwood (A) (L)
        1.180%, 06/20/06               5,464           5,464
   Heller Financial MTN, Ser I
        7.125%, 09/28/04               1,010           1,066
   Household Finance
        8.000%, 07/15/10               3,475           4,211
        7.625%, 05/17/32                 950           1,154
        7.000%, 05/15/12               3,780           4,361
        6.750%, 05/15/11                 675             770
        6.375%, 10/15/11               2,220           2,468
        6.375%, 11/27/12               1,160           1,287
        5.875%, 02/01/09               1,215           1,332
        4.750%, 07/15/13               2,155           2,122
        4.625%, 01/15/08                 350             368
        2.390%, 03/11/04 (A) (L)      10,218          10,275
        1.860%, 04/23/04 (A) (L)       1,093           1,097
   International Lease Finance (A) (L)
        1.985%, 10/03/03               2,186           2,186
   JP Morgan Capital Trust II
        7.950%, 02/01/27                 580             658
   JP Morgan Chase
        6.750%, 02/01/11               1,225           1,407
        6.625%, 03/15/12               3,690           4,156
        5.750%, 01/02/13                 790             844
        5.250%, 05/30/07               4,675           5,060
        3.625%, 05/01/08               1,740           1,761
   Korea Development Bank
        4.250%, 11/13/07                 755             774
   Lehman Brothers
        8.800%, 03/01/15               1,550           2,019
        8.500%, 05/01/07               1,800           2,124
        6.500%, 04/15/08               3,920           4,390
   Liberty Light US Capital (A) (L)
        1.095%, 01/21/04              10,928          10,928
        1.090%, 05/17/04               6,557           6,556
   Loews
        7.000%, 10/15/23                 850             859
   Massachusetts Mutual Life Insurance (B)
        5.625%, 05/15/33                 900             870
   Merrill Lynch
        7.430%, 09/01/22                 200             216


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          65

SCHEDULE OF INVESTMENTS

September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Merrill Lynch (A) (L)
        1.080%, 04/13/04            $ 10,928      $   10,928
   Merrill Lynch MTN, Ser B
        3.375%, 09/14/07               2,100           2,128
   Met Life Global Funding (B)
        4.750%, 06/20/07               1,100           1,182
   Morgan Stanley
        6.750%, 04/15/11               1,390           1,588
        6.100%, 04/15/06                 700             765
        5.800%, 04/01/07               1,100           1,213
   Nationwide Mutual Insurance (B)
        7.875%, 04/01/33               8,430           9,673
   Nationwide Mutual Life (B)
        8.250%, 12/01/31               1,825           2,176
   Pacific Life (B)
        6.600%, 09/15/33                 615             654
   Peoples Bank
        9.875%, 11/15/10               6,565           8,069
   Principal Life Global Funding (B)
        5.250%, 01/15/13               4,800           4,967
   Prudential (B)
        6.375%, 07/23/06               1,300           1,443
   Prudential Financial MTN, Ser B
        5.750%, 07/15/33                 775             736
   RBS Capital Trust B
        6.800%, 12/05/49               1,000             999
   Royal & Sun
        8.950%, 10/15/29               1,100             995
   Royal Bank of Scotland Group PLC,
     Ser 2
        8.817%, 03/31/49               5,505           6,042
   SLM MTN, Ser 1 (A)
        1.330%, 07/25/07               2,570           2,568
   Tango (A) (L)
        1.380%, 08/13/04              10,928          10,928
   Toyota Motor Credit
        5.500%, 12/15/08                 120             134
   UBS Preferred Funding Trust I
        8.622%, 10/29/49               2,975           3,694
   US Bancorp MTN, Ser N
        3.950%, 08/23/07                 395             407
        3.125%, 03/15/08               2,215           2,211
   USA Education (A) (L)
        1.290%, 01/23/04               3,891           3,893
   Volkswagen Credit (A) (L)
        1.290%, 01/22/04               2,186           2,186
   Wells Fargo Financial
        6.125%, 04/18/12                 940           1,043
   Zurich Capital Trust I (B)
        8.376%, 06/01/37               6,135           7,032
                                                  ----------
                                                     529,152
                                                  ----------

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
HEALTH CARE -- 0.2%
   Bristol-Myers Squibb
        6.875%, 08/01/97            $    680      $      763
        5.750%, 10/01/11               4,530           4,926
   Tenet Healthcare
        7.375%, 02/01/13                 336             339
                                                  ----------
                                                       6,028
                                                  ----------
INDUSTRIALS -- 4.0%
   Air 2 US (B)
        8.627%, 10/01/20 (J)           5,379           1,889
        8.027%, 10/01/19               4,187           3,235
   America West Airlines, Ser 99-1
        7.930%, 01/02/19              10,641          11,734
   American Airlines, Ser 01-2
        7.858%, 10/01/11               3,000           3,020
   American Airlines, Ser 99-1
        7.024%, 10/15/09               4,630           4,523
   British Aerospace Financial (B)
        7.500%, 07/01/27               5,400           6,115
   Burlington North Santa Fe
        7.290%, 06/01/36               1,560           1,876
        6.750%, 07/15/11                 450             521
        6.125%, 03/15/09                  25              28
   CSX
        7.950%, 05/01/27                 505             622
   Caterpillar (A) (L)
        1.306%, 03/05/04               5,027           5,031
        1.290%, 05/28/04               5,464           5,469
        1.260%, 04/08/04               6,557           6,564
        1.210%, 07/09/04              10,928          10,928
   Continental Airlines, Ser 00-2
        7.707%, 04/02/21               1,083           1,056
   Continental Airlines, Ser 971A
        7.461%, 04/01/15                 835             797
   Continental Airlines, Ser 974A
        6.900%, 01/02/18               7,740           7,474
   Continental Airlines, Ser 974C (J)
        6.800%, 07/02/07               4,445           3,860
   Continental Airlines, Ser 97CI (J)
        7.420%, 04/01/07                 479             419
   Continental Airlines, Ser 99-1
        7.256%, 03/15/20                 947             932
   Continental Airlines, Ser 99-2 (J)
        7.730%, 03/15/11               1,385             978
   Contintental Airlines, Ser 991A
        6.545%, 02/02/19               2,040           1,997
   Delta Air Lines, Ser 02-1, Cl G-1
        6.718%, 01/02/23               7,895           8,461
   Delta Air Lines, Ser 02-1, Cl G-2 (K)
        6.417%, 07/02/12               3,900           4,156


--------------------------------------------------------------------------------
66          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Delta Airlines, Ser 2000-1, Cl A2
        7.570%, 11/18/10            $  2,350      $    2,377
   Federal Express, Ser A3
        8.400%, 03/23/10                 600             688
   General Dynamics
        4.500%, 08/15/10                 590             611
   General Electric (L)
        1.120%, 01/28/04               5,464           5,465
   Lockheed Martin
        8.500%, 12/01/29               2,325           3,110
   Northwest Airlines, Ser 991C (J)
        8.130%, 02/01/14               2,170           1,293
   Northwest Airlines, Ser 993C (J)
        9.152%, 04/01/10               1,661           1,066
   Pitney Bowes Credit
        5.750%, 08/15/08               7,080           7,878
   Raytheon
        4.500%, 11/15/07                 700             728
   Systems 2001 Asset Trust (B)
        6.664%, 09/15/13               1,722           1,930
   Tyco International
        7.000%, 06/15/28               2,615           2,589
        6.875%, 01/15/29               6,310           6,247
        6.750%, 02/15/11 (K)           2,190           2,310
        6.375%, 10/15/11 (K)           6,420           6,621
   US Airways, Ser CLB (J)
        7.500%, 04/15/08               2,696             135
   United Airlines, Ser 00-2 (H) (J)
        7.811%, 10/01/09                 982             270
   United Airlines, Ser A-3 (H) (J)
        8.390%, 01/21/11               1,466             594
   United Technology
        6.500%, 06/01/09               2,365           2,734
   Waste Management
        7.375%, 08/01/10               2,480           2,899
        7.125%, 12/15/17               8,305           9,499
        7.100%, 08/01/26               2,480           2,713
                                                    --------
                                                     153,442
                                                    --------
INFORMATION TECHNOLOGY -- 0.1%
   Electronic Data Systems
        7.450%, 10/15/29               5,435           5,190
                                                    --------
MATERIALS -- 0.6%
   Dow Chemical
        7.375%, 11/01/29               5,795           6,440
        6.000%, 10/01/12                 325             341
   International Paper
        5.850%, 10/30/12                 700             745
   MeadWestavaco
        6.850%, 04/01/12               1,930           2,174
   Sealed Air (B)
        6.875%, 07/15/33               3,000           3,071


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Weyerhaeuser
        7.375%, 03/15/32            $  2,570      $    2,869
        6.875%, 12/15/33 (K)           1,430           1,512
        6.750%, 03/15/12               3,730           4,149
                                                  ----------
                                                      21,301
                                                  ----------
REGIONAL AGENCIES -- 0.8%
   Aid -- Israel
        5.500%, 09/18/23               5,525           5,724
   Quebec Province
        7.500%, 09/15/29                 539             684
   Quebec Province, Ser NN
        7.125%, 02/09/24                 950           1,140
   United Mexican States (K)
       11.500%, 05/15/26              10,755          15,767
   United Mexican States MTN, Ser A
        8.000%, 09/24/22               7,480           8,247
                                                  ----------
                                                      31,562
                                                  ----------
TELECOMMUNICATION SERVICES -- 1.6%
   AT&T
        8.500%, 11/15/31               1,720           2,036
   AT&T Wireless Services
        8.750%, 03/01/31               1,472           1,821
        8.125%, 05/01/12               1,900           2,256
   Ameritech Capital
        6.250%, 05/18/09               2,165           2,455
   BellSouth
        6.000%, 10/15/11                 700             775
   British Telecommunications PLC
        8.875%, 12/15/30               1,320           1,730
        8.375%, 12/15/10               1,500           1,846
   Citizens Communications
        8.500%, 05/15/06               1,220           1,400
   Deutsche Telekom International
        5.250%, 07/22/13               2,590           2,617
   Intermedia Communications,
     Ser B (H) (J)
        8.600%, 06/01/08               2,775           2,317
   New England Telephone & Telegraph
        7.875%, 11/15/29               1,825           2,233
   New Jersey Bell Telephone
        7.850%, 11/15/29               1,135           1,376
   Qwest Capital Funding
        7.250%, 02/15/11               7,800           6,942
   SBC Communications
        5.875%, 08/15/12                 780             852
   Sprint Capital
        8.750%, 03/15/32 (K)           1,910           2,270
        8.375%, 03/15/12               2,300           2,713
        7.625%, 01/30/11 (K)           4,035           4,548
        6.875%, 11/15/28               5,850           5,705
        6.000%, 01/15/07                 140             151


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          67

SCHEDULE OF INVESTMENTS

September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Verizon Global Funding
        7.750%, 12/01/30            $  1,600      $    1,922
        6.875%, 06/15/12               9,145          10,432
   Verizon, Ser A (K)
        5.650%, 11/15/11               2,300           2,464
   Vodafone Group PLC
        6.250%, 11/30/32               1,455           1,501
   Worldcom (B) (H)
        7.375%, 01/15/49               1,000             330
                                                  ----------
                                                      62,692
                                                  ----------
UTILITIES -- 2.0%
   Arizona Public Services
        8.000%, 12/30/15               3,740           4,142
   Centerpoint Energy (B)
        6.950%, 03/15/33                 495             549
   Conectiv MTN, Ser A
        6.730%, 06/01/06               3,220           3,333
   DTE Energy
        6.450%, 06/01/06               2,060           2,245
   Dominion Resources
        5.700%, 09/17/12               3,720           3,953
        4.125%, 02/15/08 (K)             810             833
   Dominion Resources, Ser D
        5.125%, 12/15/09                 900             948
   Dominion Resources, Ser E
        6.750%, 12/15/32                 550             592
   Duke Energy
        5.625%, 11/30/12                 730             759
        4.200%, 10/01/08                 800             812
   El Paso Electric, Ser E
        9.400%, 05/01/11               3,700           4,366
   El Paso MTN
        7.800%, 08/01/31 (K)           2,530           1,872
        7.750%, 01/15/32               5,700           4,218
   Exelon (K)
        6.750%, 05/01/11               1,260           1,426
   FPL Energy (B)
        6.639%, 06/20/23               7,600           7,699
   FirstEnergy, Ser B
        6.450%, 11/15/11               2,665           2,781
   FirstEnergy, Ser C
        7.375%, 11/15/31               4,195           4,294
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30               1,615           2,479
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22               2,045           2,740


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11            $  2,555      $    2,928
   Kinder Morgan (K)
        7.300%, 08/15/33               1,110           1,280
   Oncor Electric Delivery (B)
        7.250%, 01/15/33                 745             853
        6.375%, 01/15/15                 935           1,026
   Power Contract (B)
        5.200%, 02/01/06               7,390           7,379
   Progress Energy
        7.000%, 10/30/31                 880             926
   Sonat
        7.625%, 07/15/11               2,850           2,351
   TXU Energy Company (B) (K)
        7.000%, 03/15/13                 780             848
   Virginia Electric & Power, Ser A
        5.750%, 03/31/06               2,400           2,602
   Williams
        8.750%, 03/15/32               4,340           4,286
        7.750%, 06/15/31               1,880           1,701
        6.250%, 02/01/06               1,130           1,124
   Williams, Ser A
        7.500%, 01/15/31               1,490           1,326
                                                  ----------
                                                      78,671
                                                  ----------
Total Corporate Obligations
   (Cost $1,081,226) ($ Thousands)                 1,127,161
                                                  ----------

U.S. Government Mortgage-Backed Obligations -- 25.7%
   FHLMC
        9.000%, 12/01/05                  20              21
        7.500%, 11/01/29 to 09/01/32  15,636          16,726
        7.000%, 06/01/15 to 06/01/32  20,401          21,511
        6.500%, 08/01/08 to 10/01/31  16,268          17,119
        6.000%, 12/01/12 to 09/01/33  26,309          27,358
        5.500%, 07/01/11 to 09/15/33  26,695          27,504
        5.000%, 05/01/33 to 09/01/33 180,547         180,627
        4.000%, 05/01/18               3,800           3,751
   FHLMC TBA
        7.000%, 10/01/18               4,500           4,773
        6.500%, 10/15/33               7,200           7,439
        6.000%, 10/01/18 to 10/15/33  26,100          27,003
        5.000%, 10/20/18 to 10/15/33  15,700          15,823
        4.500%, 10/15/18               8,400           8,474
        4.000%, 10/03/07 to 10/20/18   9,000           9,260
   FNMA
        9.000%, 07/01/07                   6               6
        8.000%, 02/01/13 to 05/01/23   1,272           1,350


--------------------------------------------------------------------------------
68          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
        7.500%, 11/01/29 to 12/01/31 $    42        $     44
        7.000%, 01/01/08 to 07/01/32  21,481          22,753
        6.500%, 02/01/13 to 07/01/32  20,275          21,295
        6.000%, 02/01/13 to 09/01/33  37,901          39,218
        5.500%, 12/01/13 to 02/01/17  12,030          12,485
        4.500%, 08/01/33               9,078           9,153
        4.000%, 09/01/18 to 10/20/18   6,100           6,012
   FNMA TBA
        8.000%, 10/15/33               1,000           1,074
        7.500%, 10/15/33               1,200           1,280
        6.500%, 10/15/33 to 10/25/33  13,020          13,544
        6.000%, 10/20/18 to 10/15/33  48,450          50,400
        5.500%, 10/15/18 to 11/13/33  66,000          67,940
        5.000%, 10/15/18 to 11/25/33  69,642          70,644
   GNMA
        8.500%, 11/15/20                  18              20
        8.000%, 11/15/29 to 09/15/31   2,170           2,346
        7.500%, 05/15/23 to 01/15/32   5,863           6,276
        7.000%, 08/15/13 to 11/15/32   3,492           3,716
        6.500%, 07/15/14 to 09/15/31  19,700          20,799
        6.000%, 03/15/14 to 03/15/32  14,620          15,333
        5.500%, 04/15/14 to 07/15/33  11,379          11,794
        5.000%, 09/15/33               9,799           9,827
   GNMA TBA
        7.000%, 10/22/33               3,300           3,505
        6.500%, 10/01/33 to 10/22/33 108,280         113,626
        6.000%, 11/01/32 to 10/22/33  40,200          41,582
        5.000%, 10/01/33              55,300          55,404
        4.500%, 10/15/33              14,800          14,328
                                                  ----------
Total U.S. Government Mortgage-Backed
   Obligations
   (Cost $968,907) ($ Thousands)                     983,143
                                                  ----------

Asset-Backed Securities -- 21.0%
Automotive -- 3.2%
   AESOP Funding, Ser 2003-4A, Cl A1 (A)
        1.350%, 08/20/07               1,900           1,910
   Americredit Automobile Receivables
      Trust, Ser 2000-B, Cl A4 (A)
        1.320%, 04/05/07              11,595          11,593
   Americredit Automobile Receivables
      Trust, Ser 2002-1, Cl A3
        4.230%, 10/06/06               6,000           6,148
   Americredit Automobile Receivables
      Trust, Ser 2002-A, Cl A3 (A)
        1.320%, 10/12/06              14,691          14,689

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Americredit Automobile Receivables
      Trust, Ser 2002-D, Cl A2
        2.040%, 10/12/05            $  1,378      $    1,380
   Americredit Automobile Receivables
      Trust, Ser 2003-BX, Cl A2A
        1.550%, 11/06/06               2,200           2,203
   Capital Auto Receivables Asset Trust,
      Ser 2002-1, Cl A3 (A)
        1.200%, 07/15/05               6,362           6,362
   Chesapeake Funding,
      Ser 2003-1, Cl A1 (A)
        1.370%, 08/07/08              18,000          18,000
   DaimlerChrysler Master Owner Trust,
      Ser 2002-A, Cl A (A)
        1.180%, 05/15/07               5,000           5,001
   Drivetime Auto Owner Trust,
      Ser 2002-C, Cl A2 (A)
        2.200%, 12/17/07               4,734           4,743
   Ford Credit Auto Owner Trust,
     Ser 2002-D, Cl A4B (A)
        1.240%, 11/15/06              17,600          17,625
   Ford Credit, Ser 2002-A, Cl A3B (A)
        1.240%, 01/15/06              13,176          13,177
   Onyx Acceptance Auto Trust,
     Ser 2001-B, Cl A3
        4.970%, 09/15/05                 845             848
   USAA Auto Owner Trust,
     Ser 2002-1, Cl A2
        1.950%, 03/15/05               3,867           3,871
   Whole Auto Loan Trust,
     Ser 2002-1, Cl A2
        1.880%, 06/15/05              14,355          14,385
   World Omni Auto, Ser 2001-A, Cl A3
        5.300%, 02/20/05                 205             206
                                                  ----------
                                                     122,141
                                                  ----------

Credit Cards -- 2.0%
   Citibank Credit Card,
     Ser 2001-A5, Cl A5 (A)
        1.190%, 06/10/06              12,650          12,646
   Citibank Credit Card,
     Ser 2002-A5, Cl A5 (A)
        1.180%, 09/17/07              17,700          17,703
   Citibank Credit Card,
     Ser 2003-A6, Cl A6 (C)
        2.900%, 05/17/10              19,875          19,635
   Credit Card Merchant Voucher Receipt,
     Ser 1996-A, Cl A1
        6.250%, 12/01/03                 256             256
   Metris Master Trust, Ser 2000-1, Cl A (A)
        1.420%, 08/20/08               2,000           1,940


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          69

SCHEDULE OF INVESTMENTS

September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Metris Master Trust,
     Ser 2001-3, Cl A (A)
        1.350%, 07/21/08            $  4,000      $    3,923
   Metris Master Trust,
     Ser 2001-4A, Cl A (A)
        1.470%, 08/20/08               2,400           2,356
   Sears Credit Account Master
     Trust, Ser 2002-4, Cl A (A)
        1.250%, 08/18/09              13,639          13,624
   Sears Credit Account Master
     Trust, Ser 2002-5, Cl A (A)
        1.500%, 11/17/09               6,750           6,757
                                                  ----------
                                                      78,840
                                                  ----------

Mortgage Related Securities -- 15.6%
   ABN Amro Mortgage, Ser 2002-3, Cl A4
        6.500%, 04/25/17               1,323           1,344
   ABS Home Equity Loan Trust,
     Ser 2001-HE3, Cl A1 (A)
        1.390%, 11/15/31               7,832           7,830
   ABSC Long Beach,
     Ser 2000-LB1, Cl AV (A)
        1.380%, 08/21/30               1,879           1,877
   AFC Home Equity Loan Trust,
     Ser 1998-1, Cl 1A2 (A)
        1.390%, 04/25/28                 578             577
   AFC Home Equity Loan Trust,
     Ser 2000-1, Cl 2A (A)
        1.360%, 03/25/30              16,508          16,443
   AQ Finance NIM Trust,
     Ser 2003-N6, Cl NOTE (A)
        1.420%, 05/25/10               2,335           2,335
   ARC Net Interest Margin Trust,
     Ser 2002-5A, Cl A
        7.750%, 07/27/32                 779             775
   Advanta Mortgage Loan Trust,
     Ser 1998-3, Cl A2 (A)
        1.420%, 09/25/28                 410             410
   American Business Financial
     Services, Ser 2002-1, Cl A5
        6.510%, 12/15/32               2,600           2,839
   American Business Financial
     Services, Ser 2002-4, Cl A, IO (J)
        4.000%, 07/15/05              40,233           1,931
   Ameriquest Mortgage Securities,
     Ser 2002-5, Cl AF1
        2.600%, 02/25/33               3,889           3,902
   Asset Securitization,
     Ser 1996-D2, Cl A1
        6.920%, 02/14/29              10,072          10,821
   Banc of America Funding,
     Ser 2003-1, Cl A1
        6.000%, 05/20/33               4,497           4,565


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Bank of America Alternative
     Loan Trust, Ser 2003-5, Cl 2A1
        5.000%, 07/25/18            $  8,786      $    9,012
   BankBoston Home Equity
     Loan Trust, Ser 1998-2, Cl A5
        6.140%, 02/25/19                 966             994
   Bear Stearns Asset Backed
     Securities, Ser 2000-2, Cl AF3
        7.340%, 08/25/30               2,429           2,490
   Bear Stearns Asset Backed
     Securities, Ser 2000-2, Cl M2
        8.280%, 08/25/30               8,000           8,452
   Bear Stearns Asset Backed
     Securities, Ser 2001-A, Cl AI4
        6.820%, 02/15/31               4,500           4,787
   Bear Stearns Asset Backed
     Securities, Ser 2001-A, Cl AI3
        5.930%, 06/15/19               8,864           8,955
   CDC Mortgage Capital Trust,
     Ser 2002-HE3, Cl A (A)
        1.610%, 03/25/33              13,103          13,140
   CSFB, Ser 1997-C2, Cl AX, IO (A)
        1.408%, 01/17/35              41,650           1,546
   CSFB, Ser 2001-FL2A, Cl A (A)
        1.370%, 09/15/13              13,094          13,081
   Chase Commercial Mortgage Securities,
     Ser 2000-1, Cl A2
        7.757%, 04/15/32               3,580           4,219
   Chase Funding Loan Acquisition Trust,
     Ser 2003-C1, Cl 2A1 (A)
        1.270%, 05/25/24              15,320          15,308
   Chase Funding Mortgage Loan,
     Ser 2002-1, Cl 2A2 (A)
        1.370%, 03/25/32              15,639          15,644
   Chase Funding Net Interest Margin,
     Ser 2003-C1A, Cl NOTE
        6.750%, 03/27/36               1,671           1,668
   Conseco Finance Home Loan Trust,
     Ser 2000-E, Cl M1
        8.130%, 08/15/31               2,800           2,901
   Conseco Finance Securitization,
     Ser 2000-4, Cl A4
        7.730%, 04/01/31              15,115          15,552
   Conseco Finance Securitization,
     Ser 2000-4, Cl A5
        7.970%, 05/01/32               4,800           4,461
   Conseco Finance Securitization,
     Ser 2001-1, Cl A5
        6.990%, 07/01/32               4,500           4,086
   Conseco Finance Securitization,
     Ser 2001-C, Cl A4
        6.190%, 03/15/30               1,000           1,044


--------------------------------------------------------------------------------
70          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Conseco Finance Securitization,
     Ser 2001-D, Cl A5
        6.190%, 11/15/32            $  4,130      $    4,377
   Contimortgage Home Equity Loan,
     Ser 1997-1, Cl A9
        7.050%, 03/15/28                 681             681
   Contimortgage Home Equity Loan,
     Ser 1997-2, Cl A9
        7.090%, 04/15/28               1,157           1,157
   Contimortgage Home Equity Loan,
     Ser 1998-1, Cl A6
        6.580%, 12/15/18                 152             152
   Countrywide Asset-Backed
     Certificates, Ser 2002-S1,
     Cl A2B
        5.151%, 11/25/16               1,373           1,372
   Countrywide Home Equity
     Loan Trust, Ser 2001-A,
     Cl A (A)
        1.360%, 04/15/27              10,004           9,992
   Criimi Mae Commercial Mortgage,
     Ser 1998-C1, Cl A2
        7.000%, 06/02/33              14,450          15,804
   DLJ Commercial Mortgage,
     Ser 1999-CG1, Cl A1B
        6.460%, 03/10/32               5,030           5,701
   DLJ Commercial Mortgage,
     Ser 1999-CG2, Cl A1B
        7.300%, 06/10/32               5,525           6,467
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (A)
        1.590%, 05/25/39               9,483           9,507
   EQCC Trust, Ser 2002-1,
     Cl 2A (A)
        1.420%, 11/25/31               5,055           5,059
   Equity One, Ser 2001-2,
     Cl AF3
        6.132%, 08/25/32               3,000           3,099
   Equity One, Ser 2002-2,
     Cl AF3
        5.773%, 10/25/32              12,500          13,314
   Equivantage Home Equity
     Loan Trust, Ser 1997-2,
     Cl A3
        7.275%, 07/25/28                 623             623
   FFCA Secured Lending,
     Ser 1997-1, Cl IO,
     IO (A) (J)
        0.636%, 02/18/22               6,301             158
   FFCA Secured Lending,
     Ser 1999-1A, Cl IO,
     IO (A) (J)
        1.735%, 09/18/25              20,365             977
   FHLMC Structured Pass
     Through, Ser T-49, Cl AF1
        2.570%, 12/25/32               2,340           2,341
   First Union-Lehman
     Brothers, 1997-C2,
     Cl IO, IO (A)
        1.494%, 11/18/29               6,254             306
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A (A)
        1.330%, 05/20/31                 725             723


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Fund America Investors,
     Ser 1993-A, Cl A2 (A)
        6.651%, 06/25/23            $    930      $      954
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27               3,506           3,640
   GMAC Commercial Mortgage
     Securities, Ser 1998-C1,
     Cl A2
        6.700%, 05/15/30              12,420          14,050
   GMAC Commercial Mortgage
     Securities, Ser 1999-C2,
     Cl A2
        6.945%, 09/15/33                 100             115
   GMAC Commercial Mortgage
     Securities, Ser 2003-FL1A,
     Cl A (A)
        1.480%, 03/11/15               7,237           7,237
   GS Mortgage Securities,
     Ser 1998-1, Cl A
        8.000%, 09/19/27                 485             535
   GS Mortgage Securities,
     Ser 1998-2, Cl A
        7.750%, 05/19/27                 465             512
   GS Mortgage Securities,
     Ser 1998-C1, Cl A3
        6.135%, 10/18/30               4,889           5,327
   GS Mortgage Securities,
     Ser 1999-3, Cl A
        8.000%, 08/19/29               1,769           1,967
   GSAMP, Ser 2003-SEA, Cl A1 (A)
        1.520%, 02/25/33              17,441          17,441
   Green Tree Financial,
     Ser 1993-4, Cl A5
        7.050%, 01/15/19               1,275           1,327
   Green Tree Financial,
     Ser 1996-5, Cl A6
        7.750%, 07/15/27               3,092           3,269
   Green Tree Financial,
     Ser 1998-6, Cl A6
        6.270%, 06/01/30               1,700           1,750
   Green Tree Recreational Equipment,
     Ser 1998-A, Cl A1H
        6.710%, 05/15/29                 812             847
   Green Tree Recreational Equipment,
     Ser 1997-D, Cl A1HE
        6.900%, 03/15/29                 732             734
   Heller Financial Commercial Mortgage,
     Ser 1999-PH1, Cl A2
        6.847%, 05/15/31               4,200           4,836
   Household Home Equity Loan Trust,
     Ser 2002-1, Cl M (A)
        1.940%, 12/22/31               1,595           1,601
   Household Home Equity Loan Trust,
     Ser 2002-3, Cl A (A)
        1.570%, 07/20/32               4,362           4,361
   Impac CMB Trust, Ser 2001-1,
     Cl A1 (A)
        1.400%, 07/25/31               9,744           9,768
   Impac CMB Trust, Ser 2002-5,
     Cl A1 (A)
        1.490%, 07/25/32              16,061          16,072


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          71

SCHEDULE OF INVESTMENTS

September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Indymac Home Equity Loan Trust,
     Ser 2000-A, Cl AV1 (A)
        1.380%, 06/25/31            $  3,084      $    3,080
   Indymac Home Equity Loan Trust,
     Ser 2003-A, Cl AV1 (A)
        1.280%, 09/25/19              16,656          16,656
   Istarwood Asset Receivables Trust,
     Ser 2002-1A, Cl A1 (A)
        1.380%, 05/28/17               4,412           4,409
   JP Morgan Chase Commercial Mortgage,
     Ser 2001-CIB2, Cl A3
        6.429%, 04/15/35               5,170           5,839
   JP Morgan Chase Commercial Mortgage,
     Ser 1997-C5, Cl X IO (A)
        1.527%, 09/15/29               8,210             423
   Master Alternative Loans Trust,
     Ser 2003-5, Cl 7A1
        5.000%, 07/25/18               9,088           9,321
   Master Asset Securitization Trust,
     Ser 2002-6, Cl 2A1
        5.750%, 10/25/17               2,357           2,414
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28               6,831           7,431
   Merrill Lynch Mortgage Investors,
     Ser 2002-NC1, Cl A1 (A)
        1.440%, 05/25/33               1,838           1,836
   Mesa Trust Asset Backed Certificates,
     Ser 2002-3, Cl A IO (A) (J)
        8.000%, 04/18/05              11,659             618
   Metropolitan Asset Funding,
     Ser 1998-A, Cl A4
        6.981%, 01/20/26               1,548           1,569
   Mid-State Trust, Ser 11, Cl A1
        4.864%, 07/15/38               8,728           8,357
   Money Store SBA Loan Trust,
     Ser 1999-1, Cl A (A)
        1.800%, 07/15/25               1,076           1,044
   Morgan Stanley Capital I,
     Ser 1998-HF2, Cl A2
        6.480%, 11/15/30               4,255           4,805
   Morgan Stanley Dean Witter Capital I,
     Ser 2002-NC4, Cl A2 (A)
        1.520%, 09/25/32               5,415           5,420
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/39               6,100           6,753
   Novastar Home, Ser 1998-2, Cl A2 (A)
        1.230%, 08/25/28               1,513           1,513
   Oncor Electric Delivery Transition Bond,
     Ser 2003-1, Cl A2
        4.030%, 02/15/12               5,000           5,002


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Option One Mortgage Loan Trust,
     Ser 2001-4, Cl A (A)
        1.420%, 01/25/32            $ 14,460      $   14,461
   RALI
        5.750%, 11/25/33               8,000           8,045
   Residential Accredit Loan,
     Ser 1997-QS8, Cl A10
        7.500%, 08/25/27                 879             878
   Residential Asset Mortgage,
     Ser 2002-RS5, Cl AI5
        5.410%, 09/25/32              15,000          15,875
   Residential Asset Mortgage,
     Ser 2002-RS6, Cl AI5
        5.650%, 11/25/32               9,000           9,114
   Residential Asset Mortgage,
     Ser 2003-RS2, Cl AII (A)
        1.460%, 03/25/33               1,709           1,708
   Residential Funding Mortgage
     Securities I, Ser 1996-S14, Cl M1
        7.500%, 05/25/26               1,548           1,546
   Residential Funding Mortgage
     Securities I, Ser 1998-S13, Cl A21
        6.750%, 06/25/28                 816             815
   Residential Funding Mortgage
     Securities I, Ser 1998-S3, Cl M1
        6.750%, 02/25/28               8,751           8,741
   Residential Funding Mortgage
     Securities I, Ser 1998-S9, Cl 1A1
        6.500%, 04/25/13                 324             324
   Residential Funding Mortgage
     Securities I, Ser 1999-S6, Cl A1
        6.250%, 02/25/14               3,680           3,756
   Residential Funding Mortgage
     Securities, Ser 1997-HI3, Cl APB
        7.180%, 12/25/22                 231             230
   Residential Funding Mortgage
     Securities, Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25              13,038          14,332
   Saxon Asset Securities,
     Ser 1998-4, Cl AF6
        6.400%, 01/25/30               3,097           3,189
   Saxon Asset Securities,
     Ser 1999-1, Cl AF6
        6.350%, 02/25/29               5,886           6,077
   Structured Asset Investment Loan Trust,
     Ser 2003-BC7, Cl 1A1 (A)
        1.250%, 07/25/33              17,340          17,325
   Structured Asset Securities,
     Ser 2002-26, Cl 1A4
        5.300%, 01/25/33              13,200          13,330
   Structured Asset Securities,
     Ser 2002-BC1, Cl A1 (A)
        1.620%, 08/25/32               4,034           4,047


--------------------------------------------------------------------------------
72          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Wachovia Bank Commercial
     Mortgage Trust, Ser 2003-C6,
     Cl A4
        5.125%, 08/15/35            $  6,350      $    6,572
   Washington Mutual Mortgage,
     Ser 2002-MS12, Cl A
        6.500%, 05/25/32               1,289           1,327
   Washington Mutual Mortgage,
     Ser 2003-MS1, Cl 1A
        5.000%, 02/25/18               7,058           7,164
   Wells Fargo, Ser 2002-22, Cl 2A7
        6.000%, 01/25/33               7,400           7,602
   Wells Fargo, Ser 2002-D, Cl 1A2 (A)
        5.729%, 08/25/32               2,662           2,703
                                                  ----------
                                                     596,793
                                                  ----------

Other Asset-Backed Securities-- 0.2%
   Embarcadero Aircraft,
     Ser 2000-A, Cl A1 (A)
        1.590%, 08/15/25               7,500           4,130
   Tobacco Settlement, Ser 2001-A,
     Cl A
        6.360%, 05/15/25               3,009           2,915
                                                  ----------
                                                       7,045
                                                  ----------
Total Asset-Backed Securities
   (Cost $807,742) ($ Thousands)                     804,819
                                                  ----------

U.S. Treasury Obligations -- 18.4%
   U.S. Treasury Bonds
       12.000%, 08/15/13 (K)          22,200          31,457
       11.875%, 11/15/03                 410             415
       10.375%, 11/15/12 (K)          11,970          15,615
        9.250%, 02/15/16 (K)           5,160           7,594
        8.875%, 08/15/17 (K)           2,780           4,038
        8.500%, 02/15/20 (K)          17,225          24,706
        8.125%, 08/15/19 (K)          25,520          35,369
        8.000%, 11/15/21               4,500           6,242
        7.125%, 02/15/23               8,500          10,885
        6.750%, 08/15/26              23,729          29,509
        6.125%, 11/15/27               8,500           9,845
        6.000%, 02/15/26 (K)           8,580           9,780
        5.375%, 02/15/31 (K)          18,875          20,255
        5.250%, 02/15/29               1,028           1,066
        4.250%, 01/15/10 (E)          33,099          38,849
        3.875%, 04/15/29 (E)          31,075          39,140
        3.625%, 04/15/28 (E) (K)      11,449          13,796
        1.875%, 07/15/13 (E) (K)      13,587          13,515


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   U.S. Treasury Notes
        5.000%, 08/15/11 (K)        $ 51,777      $   56,635
        4.375%, 08/15/12 (K)           4,050           4,223
        4.250%, 08/15/13 (K)          84,150          86,264
        4.000%, 11/15/12 (K)          16,600          16,797
        3.125%, 09/15/08 (K)          56,520          57,306
        3.000%, 11/15/07                 700             715
        2.375%, 08/15/06              80,000          81,109
        2.000%, 08/31/05 (K)          32,885          33,240
        1.625%, 09/30/05              17,450          17,502
   U.S. Treasury STRIPS (I)
        5.970%, 11/15/21 (K)          43,310          16,725
        5.860%, 08/15/28               7,665           2,047
        5.830%, 02/15/23               8,175           2,929
        5.320%, 11/15/27                 690             190
        4.780%, 11/15/22 (K)          40,990          14,880
   U.S. Treasury STRIPS PO (I)
        5.770%, 08/15/22               2,500             921
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $681,581) ($ Thousands)                     703,559
                                                  ----------

U.S. Government Agency Obligations -- 13.2%
   FHLB
        4.500%, 09/16/13               1,880           1,876
        3.925%, 11/28/08 (K)           5,500           5,520
        3.830%, 11/28/08 (K)           5,875           5,894
        3.785%, 11/21/08 (K)           9,350           9,380
        1.040%, 11/18/03 (I)          12,200          12,185
        1.030%, 10/01/03 (I)          11,300          11,300
        1.010%, 10/08/03 to
          10/15/03 (I) (K)            32,900          32,892
        1.000%, 10/22/03 (I)          11,250          11,250
   FHLMC
        7.000%, 03/15/10 (K)           4,075           4,842
        6.875%, 09/15/10 (K)           4,720           5,588
        6.750%, 03/15/31               2,950           3,502
        6.625%, 09/15/09 (K)           7,875           9,174
        6.000%, 06/15/11 (K)           6,865           7,764
        4.625%, 05/28/13 (K)           3,750           3,730
        3.625%, 09/15/08               5,680           5,787
        3.500%, 04/01/08 (K)           5,050           5,088
        1.085%, 12/04/03 (I)           8,445           8,429
        1.020%, 10/09/03 to
          11/18/03 (I) (K)            27,270          27,246
        0.980%, 10/15/03 (I)           7,630           7,627
   FHLMC CMO, Ser 1, Cl Z
        9.300%, 04/15/19                 593             594
   FHLMC CMO, Ser 1005, Cl D
        6.500%, 10/15/05                  60              60
   FHLMC CMO, Ser 1081, Cl K
        7.000%, 05/15/21               1,074           1,077


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          73

SCHEDULE OF INVESTMENTS

September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   FHLMC CMO, Ser 1101, Cl M
        6.950%, 07/15/21            $  2,107      $    2,119
   FHLMC CMO, Ser 2277, Cl B
        7.500%, 01/15/31               5,922           6,063
   FHLMC CMO, Ser 2332, Cl ZH
        7.000%, 07/15/31              13,377          14,352
   FHLMC CMO, Ser 2544, Cl IW, IO
        5.500%, 03/15/26               7,039           1,102
   FHLMC CMO, Ser 2690, Cl PV
        5.000%, 10/01/32               3,250           3,189
   FHLMC, Ser 1683, Cl D
        6.500%, 05/15/21               5,675           5,758
   FHLMC, Ser 1983, Cl Z
        6.500%, 12/15/23               8,710           8,761
   FHLMC, Ser 2389, Cl CD
        6.000%, 03/15/16              11,518          12,311
   FHLMC, Ser 2410, Cl PD
        6.500%, 10/15/30              13,500          14,189
   FHLMC, Ser 2480, Cl QJ
        6.000%, 02/15/30              10,193          10,467
   FHLMC, Ser 2579, Cl PI, IO
        5.500%, 03/15/27              10,718             842
   FHLMC, Ser 2625, Cl IO, IO
        5.000%, 12/15/31               4,459             696
   FHLMC, Ser 2631, Cl IJ, IO
        5.000%, 10/15/26               3,780             706
   FNMA
        7.250%, 01/15/10 (K)           8,890          10,684
        7.125%, 06/15/10 (K)          18,050          21,615
        6.625%, 10/15/07 to 11/15/10
         (K)                          18,370          21,257
        6.125%, 03/15/12               9,600          10,923
        6.000%, 05/15/08 to 05/15/11
        (K)                           18,395          20,765
        5.750%, 02/15/08 (K)           4,985           5,563
        4.375%, 07/17/13 (K)           5,205           5,087
        3.250%, 08/15/08 (K)             690             694
        2.449%, 11/19/03 (I) (L)      10,928          10,912
        1.750%, 06/16/06 (K)           5,800           5,737
        1.230%, 10/22/03 (C) (I)(K)   18,275          18,264
        1.075%, 01/07/04 (I)           2,010           2,005
        1.060%, 10/15/03 (I)           1,565           1,565
        1.040%, 10/29/03 (I)          10,635          10,626
        1.030%, 11/19/03 (I)          11,615          11,599
   FNMA CMO, Ser 2003-16, Cl KA
        6.000%, 04/25/30               4,528           4,645
   FNMA CMO, Ser 1990-58, Cl J
        7.000%, 05/25/20               1,089           1,182


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   FNMA CMO, Ser 1990-93, Cl G
        5.500%, 08/25/20            $    522      $      541
   FNMA CMO, Ser 1991-156, Cl A
        7.500%, 10/25/21                 225             229
   FNMA CMO, Ser 1996-45, Cl K
        7.000%, 09/25/21                 625             674
   FNMA CMO, Ser 1999-11, Cl Z
        5.500%, 03/25/29               9,002           8,921
   FNMA CMO, Ser 1999-T2, Cl A1
        7.500%, 01/19/39               1,076           1,179
   FNMA CMO, Ser 2001-T2, Cl B
        6.022%, 11/25/10               4,500           5,070
   FNMA CMO, Ser 2002-65, Cl TP
        7.000%, 03/25/31               5,879           6,109
   FNMA CMO, Ser G92-30, Cl Z
        7.000%, 06/25/22               1,050           1,126
   FNMA STRIPS, Ser 329, Cl 1, PO (I)
        6.680%, 01/01/33               7,116           5,742
   FNMA STRIPS, Ser 333, Cl 1, PO (I)
        5.000%, 03/01/33               9,566           7,622
   FNMA STRIPS, Ser 334, Cl 3, IO
        5.500%, 02/01/33               7,082           1,466
   FNMA STRIPS, Ser 339, Cl 8, IO
        5.500%, 07/01/33               9,627           1,852
   FNMA, Ser 2002-22, Cl PE
        6.500%, 11/25/30               8,800           9,053
   FNMA, Ser 2002-94, Cl BJ, IO
        5.500%, 04/25/16               4,700             269
   GNMA CMO, Ser 2001-18, Cl WH (A)
       27.440%, 04/20/31               2,734           3,279
   GNMA CMO, Ser 2002-51, Cl SG (A)
       27.646%, 04/20/31               2,284           2,711
   GNMA, Ser 2003-58, Cl LG, IO
        5.500%, 05/17/29               4,036             961
   SLMA (I)
        1.065%, 01/13/04               1,000             997
   SLMA, Ser 2003-3, Cl A2 (A)
        1.160%, 06/15/10               7,975           7,982
   Small Business Administration,
     Ser 2003-P10A, Cl 1
        4.524%, 02/10/13               7,687           7,549
   TVA
        7.125%, 05/01/30               4,950           6,158
                                                  ----------
Total U.S. Government Agency Obligations
   (Cost $501,889) ($ Thousands)                     503,973
                                                  ----------

--------------------------------------------------------------------------------
74          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Commercial Paper (I) -- 5.3%
CONSUMER STAPLES -- 0.0%
   Kraft Foods
        1.940%, 02/26/04            $  2,070      $    2,070
                                                  ----------
FINANCIALS -- 5.1%
   Amstel Funding (L)
        1.136%, 03/15/04              10,928          10,872
        1.111%, 11/05/03              10,928          10,917
   CIT Group
        1.070%, 10/09/03              18,500          18,495
   Concord Minutemen Capital (L)
        1.084%, 01/21/04              10,928          10,892
        1.060%, 10/02/03              10,236          10,236
   Crown Point Capital (L)
        1.061%, 11/03/03               7,858           7,851
   GECC
        1.050%, 10/21/03              14,690          14,681
   JP Morgan Chase (L)
        1.099%, 01/23/04              21,857          21,781
   Lexington Parker Capital (L)
        1.114%, 01/26/04              10,928          10,889
   Mitten (L)
        1.142%, 11/24/03               7,431           7,419
        1.140%, 10/14/03               8,743           8,739
        1.120%, 10/15/03              10,928          10,924
   Park Granada (L)
        1.102%, 12/11/03              15,355          15,321
   Scaldis Capital (L)
        1.104%, 02/06/04               4,397           4,380
   Tannehill Capital (L)
        1.165%, 02/23/04              16,393          16,316
        1.074%, 01/23/04               5,496           5,477
   White Pine Finance (L)
        1.165%, 02/09/04               2,199           2,190
        1.165%, 02/17/04               6,593           6,563
                                                  ----------
                                                     193,943
                                                  ----------
HEALTH CARE -- 0.2%
   Abbott Laboratories (L)
        1.121%, 10/21/03               7,650           7,645
                                                  ----------
Total Commercial Paper
   (Cost $203,659) ($ Thousands)                     203,658
                                                  ----------

Cash Equivalents -- 0.6%
   Fidelity Institutional Domestic
     Portfolio, Cl I              17,115,234          17,115
   AIMInvesco Treasurer's
     Money Market Reserve Fund (L) 5,464,229          5,464
                                                  ----------
Total Cash Equivalents
   (Cost $22,579) ($ Thousands)                       22,579
                                                  ----------

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Municipal BondS -- 0.4%
   California State, Department of Water,
     Ser E, RB
        3.975%, 05/01/05            $  1,750      $    1,787
   Illinois State, GO
        5.100%, 06/01/33              11,500          10,709
   Los Angeles County, California
     Taxable Pension Obligation,
     Ser D, RB, MBIA (G)
        7.725%, 06/30/10               3,850           2,859
                                                  ----------
Total Municipal Bonds
   (Cost $15,559) ($ Thousands)                       15,355
                                                  ----------

Repurchase Agreements -- 17.4%
   ABN Amro (D)
     1.090%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase
     price $163,382,278 (collateralized by
     U.S. Government Agency obligations,
     total market value:
     $166,645,516)                   163,377         163,377
   ABN Amro (D)
     1.050%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase
     price $70,002,042 (collateralized by
     U.S. Government Agency obligations,
     total market value:
     $71,400,800)                     70,000          70,000
   Barclays (L)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase
     price $21,944,126 (collateralized by
     U.S. Government Agency obligations,
     total market value:
     $22,382,547)                     21,943          21,943
   Deutsche Bank (L) 1.080%,
     dated 09/30/03, to be repurchased
     on 10/01/03, repurchase price
     $71,315,739 (collateralized by
     U.S. Treasury obligations, total
     market value: $75,487,570)       74,314          74,314
   Lehman Brothers (L)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase
     price $12,021,664 (collateralized by
     U.S. Government Agency obligations,
     total market value:
     $12,262,281)                     12,021          12,021
   Merrill Lynch (D)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03, repurchase
     price $325,933,778 (collateralized by
     U.S. Government Agency obligations,
     total market value:
     $332,446,934)                   325,924         325,924
                                                  ----------
Total Repurchase Agreements
   (Cost $667,579) ($ Thousands)                     667,579
                                                  ----------
Total Investments -- 131.4%
   (Cost $4,950,721) ($ Thousands)                $5,031,826
                                                  ==========

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          75

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Concluded)
September 30, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares    ($ Thousands)
-------------------------------------------------------------
WRITTEN Options -- (0.1)%
   December 2003 Treasury Bond Future
     Put CBT, Expires 11/22/03,
     Strike Price $102                  (190)     $      (41)
   December 2003 Ten Year Treasury Note
     Put CBT, Expires 11/22/03,
     Strike Price $109.5                (125)            (14)
   March 2004 Ten Year Treasury Note
     Call CBT, Expires 02/21/04,
     Strike Price $114                  (290)           (652)
   December 2003 Ten Year Treasury Note
     Put CBT, Expires 11/22/03,
     Strike Price $112                  (199)           (131)
   December 2003 Ten Year Treasury Note
     Put CBT, Expires 11/22/03,
     Strike Price $115                   (65)           (112)
   December 2003 Ten Year Treasury Note
     Put CBT, Expires 11/22/03,
     Strike Price $107                  (129)            (16)
   December 2003 Ten Year Treasury Note
     Call CBT, Expires 11/22/03,
     Strike Price $115                  (291)           (391)
   December 2003 Treasury Bond Future
     Put CBT, Expires 11/22/03,
     Strike Price $106                  (231)           (133)
   March 2004 Treasury Bond Future
     Call CBT, Expires 02/21/04,
     Strike Price $116                  (105)           (189)
   December 2003 Treasury Bond Future
     Call CBT, Expires 11/22/03,
     Strike Price $110                  (106)           (388)
   December 2003 Treasury Bond Future
     Call CBT, Expires 11/22/03,
     Strike Price $109                  (134)           (584)
   December 2003 Treasury Bond Future
     Call CBT, Expires 11/22/03,
     Strike Price $111                  (258)           (782)
   December 2003 Treasury Bond Future
     Put CBT, Expires 11/22/03,
     Strike Price $103                  (389)           (103)
                                                  ----------
Total Written Options
   (Premium Received $(2,677)) ($ Thousands)      $   (3,536)
                                                  ==========

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $3,829,359,747.
(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2003.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid, unless otherwise indicated, under guidelines established by the Board of Trustees.
(C) Security or a partial position of this security have been pledged as collateral on open futures and written option contracts.
(D) Tri-Party Repurchase Agreement.
(E) Treasury Inflation Index Notes
(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of September 30, 2003 was $4,095,000.
(G) Zero-coupon security. The rate reported is the effective yield at the date of purchase.
(H) In default on interest payments.
(I) The rate reported is the effective yield at time of purchase.
(J) Securities considered illiquid. The total value of such securities as of September 30, 2003 was $27,697,794. (K) This security or a partial position of this security is on loan at September 30, 2003 (see Note 8). The total value of securities on loan at September 30, 2003 was $538,397,180.
(L) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of September 30, 2003 was $ 559,347,113.
CBT -- Chicago Board of Trade
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
IO -- Interest Only Security
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
PLC -- Public Limited Company
PO -- Principal Only Security
RB -- Revenue Bond
Ser -- Series
SLMA -- Student Loan Marketing Association
STRIPS -- Separate Trading of Registered Interest and Principal of Securities TBA -- To Be Announced
TVA -- Tennessee Valley Authority


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
76          SEI Institutional Managed Trust / Annual Report / September 30, 2003

STATEMENT OF NET ASSETS


High Yield Bond Fund
September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Corporate Obligations -- 97.4%
CONSUMER DISCRETIONARY -- 34.5%
   AMC Entertainment
        9.500%, 03/15/09              $  250      $      259
        9.500%, 02/01/11                 250             262
   Advanced Accessory (A)
       10.750%, 06/15/11               1,875           2,016
   Advanstar Communications (A)
       10.750%, 08/15/10               2,225           2,298
   Alderwoods Group
       12.250%, 01/02/09                 750             831
   Alliance Atlantis Communications
       13.000%, 12/15/09               4,260           4,888
   American Color Graphics (A)
       10.000%, 06/15/10               1,500           1,586
   American Media Operation
        8.875%, 01/15/11                 400             428
   American Media Operation, Ser B
       10.250%, 05/01/09               3,450           3,687
   American Tower Escrow (E)
       10.310%, 08/01/08               1,475             981
   Amerigas Partner, Ser B
        8.875%, 05/20/11                 800             858
   Ameristar Casinos
       10.750%, 02/15/09               3,585           4,078
   Amscan Holdings
        9.875%, 12/15/07                 500             511
   Argosy Gaming
       10.750%, 06/01/09               5,155           5,651
        9.000%, 09/01/11               2,700           2,936
   Asbury Automotive
        9.000%, 06/15/12               1,750           1,750
   Aviall (A)
        7.625%, 07/01/11               2,500           2,562
   Aztar
        8.875%, 05/15/07                 460             482
   Bally Total Fitness Holding (A)
       10.500%, 07/15/11               4,685           4,931
   Bally Total Fitness Holding, Ser D
        9.875%, 10/15/07               3,620           3,475
   Buffets
       11.250%, 07/15/10               1,500           1,560
   Buhrmann US (G)
       12.250%, 11/01/09               3,500           3,885
   CBD Media (A)
        8.625%, 06/01/11               1,350           1,434
   CSC Holdings
        9.875%, 02/15/13               2,500           2,603
        7.250%, 07/15/08               2,815           2,808
   CSC Holdings, Ser B
        8.125%, 08/15/09                 500             515
        7.625%, 04/01/11               2,675           2,668


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   CSK Auto
       12.000%, 06/15/06              $4,310      $    4,816
   Central Garden & Pet
        9.125%, 02/01/13               5,765           6,284
   Charter Communications Holdings
       13.850%, 01/15/11 (B) (G)       1,750           1,094
       10.750%, 10/01/09               9,710           7,938
       10.250%, 09/15/10 (A)             500             504
       10.000%, 04/01/09               1,900           1,501
       10.000%, 05/15/11 (G)           1,375           1,048
        9.625%, 11/15/09               1,075             830
   Chattem, Ser B
        8.875%, 04/01/08                 750             750
   Collins & Aikman Floorcovering, Ser B
        9.750%, 02/15/10               1,350           1,424
   Corus Entertainment
        8.750%, 03/01/12               1,500           1,635
   Dana (G)
        9.000%, 08/15/11               1,050           1,150
   Dex Media East
       12.125%, 11/15/12               1,350           1,630
   Dex Media West (A)
        9.875%, 08/15/13               3,160           3,571
   Direct TV Holdings/Finance (A)
        8.375%, 03/15/13               1,655           1,866
   Dura Operating, Ser B
        8.625%, 04/15/12               2,000           2,075
   Dura Operating, Ser D (G)
        9.000%, 05/01/09               1,075           1,000
   Echostar DBS
        9.375%, 02/01/09               4,975           5,305
        6.375%, 10/01/11 (A)           1,450           1,450
   Elizabeth Arden, Ser B
       11.750%, 02/01/11                 700             798
   Entravision Communications (G)
        8.125%, 03/15/09               1,725           1,807
   Granite Broadcasting
        8.875%, 05/15/08               1,575           1,514
   Group 1 Automotive (A) (G)
        8.250%, 08/15/13               2,420           2,608
   Hasbro
        8.500%, 03/15/06               2,860           3,132
   Herbst Gaming, Ser B
       10.750%, 09/01/08               1,000           1,111
   Hollywood Casino Shreveport (C)
       13.000%, 08/01/06               2,525           1,846
   Hollywood Entertainment
        9.625%, 03/15/11               5,615           6,106


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          77

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Home Interior & Gifts
       10.125%, 06/01/08              $2,225      $    2,258
   Houghton Mifflin
       10.500%, 10/15/13 (A) (B)       1,350             769
        9.875%, 02/01/13               2,800           2,968
   Interface, Ser B
        9.500%, 11/15/05               1,530           1,400
   Intrawest
       10.500%, 02/01/10               2,000           2,207
   Isle of Capri Casinos
        9.000%, 03/15/12               2,175           2,365
   JC Penney
        7.600%, 04/01/07               2,660           2,873
   Jack In the Box
        8.375%, 04/15/08               2,705           2,800
   Jacobs Entertainment
       11.875%, 02/01/09               3,350           3,584
   Jafra Cosmetics (A)
       10.750%, 05/15/11               1,000           1,085
   Jo-Ann Stores
       10.375%, 05/01/07               1,085           1,139
   John Q Hammons Hotels, Ser B
        8.875%, 05/15/12               2,300           2,490
   Juno Lighting
       11.875%, 07/01/09                 925           1,013
   Kerzner International
        8.875%, 08/15/11               2,550           2,764
   Lamar Media
        8.625%, 09/15/07                 500             516
        7.250%, 01/01/13                 750             784
   Le-Natures (A)
        9.000%, 06/15/13               1,000           1,045
   Levi Strauss (G)
       12.250%, 12/15/12               2,350           1,880
   Liberty Group Operating
        9.375%, 02/01/08               1,000             995
   Lodgenet Entertainment
        9.500%, 06/15/13               3,850           4,081
   MGM Mirage
        8.500%, 09/15/10                 575             647
   Mediacom LLC
        9.500%, 01/15/13                 500             474
   Meritage (A)
        9.750%, 06/01/11                 600             657
   Michaels Stores
        9.250%, 07/01/09               6,485           7,101
   Mobile Mini (A)
        9.500%, 07/01/13               1,500           1,605
   Mothers Work
       11.250%, 08/01/10               2,190           2,420
   Nebraska Book
        8.750%, 02/15/08               2,350           2,432


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Nexstar Holdings LLC (B)
       10.480%, 04/01/13              $2,575      $    1,802
   Nextmedia Operating
       10.750%, 07/01/11               4,500           5,040
   Oxford Industries (A)
        8.875%, 06/01/11               3,700           3,940
   Paxson Communications (B)
       11.530%, 01/15/09               2,950           2,338
   Penn National Gaming
        8.875%, 03/15/10               2,710           2,917
   Penn National Gaming, Ser B
       11.125%, 03/01/08               5,575           6,251
   Perry Ellis International (A)
        8.875%, 09/15/13               1,000           1,020
   Phillips Van-Heusen
        9.500%, 05/01/08               1,940           1,998
        8.125%, 05/01/13 (A)           2,235           2,341
   Pinnacle Entertainment (G)
        8.750%, 10/01/13               4,075           4,034
   Pinnacle Entertainment, Ser B
        9.250%, 02/15/07                 250             255
   Prime Hospitality, Ser B
        8.375%, 05/01/12               1,150           1,133
   Primedia
        8.875%, 05/15/11               1,400           1,452
        8.000%, 05/15/13 (A)           2,825           2,853
   Quebecor Media
       11.125%, 07/15/11               3,575           4,075
   RH Donnelley
       10.875%, 12/15/12 (A)           3,025           3,570
       10.875%, 12/15/12 (G)           2,000           2,360
        8.875%, 12/15/10 (A)             500             560
   Rayovac (A)
        8.500%, 10/01/13               1,100           1,133
   Rent-A-Center, Ser B
        7.500%, 05/01/10               2,750           2,891
   Rexnord (G)
       10.125%, 12/15/12                 300             333
   Royal Caribbean Cruises
        8.750%, 02/02/11               4,815           5,248
        8.000%, 05/15/10                 500             528
        7.250%, 03/15/18                 500             463
   Salem Communications Holding, Ser B
        9.000%, 07/01/11               3,440           3,702
   Salton
       12.250%, 04/15/08               2,800           2,737
       10.750%, 12/15/05                 565             555
   Simmons, Ser B
       10.250%, 03/15/09               3,055           3,246
   Sinclair Broadcast Group
        8.750%, 12/15/11               3,725           4,051
        4.875%, 07/15/18 (A)             850             781


--------------------------------------------------------------------------------
78          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Six Flags
        9.750%, 06/15/07              $1,905      $    1,872
   Spanish Broadcasting
        9.625%, 11/01/09               4,285           4,531
   Speedway Motorsports (A)
        6.750%, 06/01/13                 350             354
   Sun Media
        7.625%, 02/15/13               1,550           1,628
   Susquehanna Media
        8.500%, 05/15/09               1,350           1,418
        7.375%, 04/15/13               1,250           1,294
   TRW Automotive (A)
        9.375%, 02/15/13               2,200           2,475
   Tenneco Automotive (A)
       10.250%, 07/15/13               1,400           1,519
   Town Sports International
        9.625%, 04/15/11               4,025           4,287
   Travelcenters of America
       12.750%, 05/01/09               2,500           2,850
   Trump Holdings & Funding
       11.625%, 03/15/10               2,125           1,899
   Tuesday Morning, Ser B
       11.000%, 12/15/07               3,350           3,455
   Turning Stone Casino
     Entertainment (A)
        9.125%, 12/15/10               3,400           3,651
   United Auto Group
        9.625%, 03/15/12               6,925           7,566
   United Components (A)
        9.375%, 06/15/13               2,700           2,808
   United Rentals (A)
       10.750%, 04/15/08               1,500           1,661
   United Rentals, Ser B
       10.750%, 04/15/08               1,500           1,661
        9.500%, 06/01/08               4,850           5,020
        8.800%, 08/15/08                 300             308
   Vail Resorts
        8.750%, 05/15/09               1,500           1,577
   Venetian Casino/LV Sands
       11.000%, 06/15/10               1,250           1,425
   Vertis (A)
        9.750%, 04/01/09               1,000           1,053
   Vertis, Ser B
       10.875%, 06/15/09               1,250           1,284
   Vivendi Universal (A)
        9.250%, 04/15/10                 555             638
   Von Hoffman
       10.250%, 03/15/09               1,000           1,068
   Warnaco (A)
        8.875%, 06/15/13               1,620           1,737
   William Carter, Ser B
       10.875%, 08/15/11               4,000           4,460


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Williams Scotsman
        9.875%, 06/01/07              $  500      $      493
   Worldspan Finance (A)
        9.625%, 06/15/11               4,575           4,792
   Wynn Las Vegas LLC
       12.000%, 11/01/10               5,800           6,612
   XM Satellite Radio (A)
       12.000%, 06/15/10               4,000           4,330
   Yell Finance
       11.700%, 08/01/11 (B)           2,665           2,372
       10.750%, 08/01/11               1,300           1,492
   Yum! Brands
        8.875%, 04/15/11                 935           1,089
                                                  ----------
                                                     337,374
                                                  ----------
CONSUMER STAPLES -- 5.1%
   American Seafood
       10.125%, 04/15/10               1,100           1,287
   Burns Philp Capital (A)
       10.750%, 02/15/11               1,300           1,358
        9.750%, 07/15/12 (G)           2,900           2,900
        9.500%, 11/15/10                 225             235
   Commonwealth Brands (A)
       10.625%, 09/01/08               2,650           2,835
   Del Monte (A)
        8.625%, 12/15/12               1,950           2,130
   Del Monte, Ser B
        9.250%, 05/15/11               1,000           1,097
   Delhaize America
        8.125%, 04/15/11                 500             550
   Dole Foods
        8.875%, 03/15/11               1,000           1,065
        7.250%, 06/15/10                 500             502
   Dominos (A)
        8.250%, 07/01/11               2,150           2,271
   Fleming (C) (G)
       10.125%, 04/01/08               2,175             359
        9.250%, 06/15/10                 400              66
   Hines Nurseries (A)
       10.250%, 10/01/11                 500             523
   Jarden
        9.750%, 05/01/12                 365             393
   Johnsondiversey (A) (B)
        9.820%, 05/15/13               3,175           2,207
   Johnsondiversey, Ser B
        9.625%, 05/15/12                 675             732
   Merisant (A) (G)
        9.500%, 07/15/13               1,750           1,873
   National Beef Packing (A)
       10.500%, 08/01/11                 750             818
   New World Pasta
        9.250%, 02/15/09                 400             106


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          79

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Pathmark Stores
        8.750%, 02/01/12              $  750      $      769
        8.750%, 02/01/12 (A)             500             510
   Petco Animal Supplies
       10.750%, 11/01/11               6,325           7,274
   Premier International Foods PLC
       12.000%, 09/01/09               1,800           1,971
   Rite Aid
       11.250%, 07/01/08               4,715           5,281
        9.500%, 02/15/11 (G)           1,200           1,356
        9.250%, 06/01/13 (A) (G)       4,125           4,373
        8.125%, 05/01/10 (A)           1,250           1,331
        7.700%, 02/15/27               1,050             908
        6.875%, 08/15/13                 400             374
   Stater Brother Holdings
       10.750%, 08/15/06               2,000           2,095
                                                  ----------
                                                      49,549
                                                  ----------
ENERGY -- 3.3%
   Baytex Energy
        9.625%, 07/15/10               2,425           2,537
   Chesepeake Energy
        7.750%, 01/15/15               1,000           1,055
        7.500%, 09/15/13 (A)           1,200           1,260
   Citgo Petroleum (A)
       11.375%, 02/01/11               2,000           2,260
   Clark R&M
        8.875%, 11/15/07                 485             495
   Compton Petroleum
        9.900%, 05/15/09               2,875           3,105
   Encore Acquisition
        8.375%, 06/15/12               2,000           2,100
   Energy Partners (A)
        8.750%, 08/01/10               2,890           2,962
   Giant Industries
       11.000%, 05/15/12               2,100           2,069
   Grant Prideco
        9.000%, 12/15/09                 675             727
   Houston Exploration (A)
        7.000%, 06/15/13                 350             349
   Magnum Hunter
        9.600%, 03/15/12               1,250           1,363
   Mission Resources, Ser C
       10.875%, 04/01/07                 900             675
   Nuevo Energy, Ser B
        9.500%, 06/01/08                 883             928
        9.375%, 10/01/10                 300             325


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Parker Drilling, Ser D
        9.750%, 11/15/06              $  100      $      102
   Plains E&P, Ser B
        8.750%, 07/01/12                 500             535
   Premcor Refining Group
        9.500%, 02/01/13               2,260           2,486
        7.500%, 06/15/15                 625             623
   Pride International
        9.375%, 05/01/07                 537             553
   Sesi LLC (G)
        8.875%, 05/15/11               2,000           2,120
   Stone Energy
        8.250%, 12/15/11               2,000           2,120
   Tesoro Petroleum, Ser B
        9.000%, 07/01/08                 350             341
   Tom Brown
        7.250%, 09/15/13                 900             932
                                                  ----------
                                                      32,022
                                                  ----------
FINANCIALS -- 6.0%
   American Express Credit (D) (H)
        1.170%, 12/17/03               1,974           1,974
        1.110%, 01/13/04                 658             658
   American Honda Finance (D) (H)
        1.340%, 11/10/03                 526             527
        1.305%, 03/15/04               1,645           1,647
   CB Richard Ellis Service
       11.250%, 06/15/11               3,650           3,950
   CBRE Escrow (A)
        9.750%, 05/15/10                 725             785
   CCN Bluegrass (D) (H)
        1.190%, 08/18/04               1,974           1,974
   CIT Group (D) (H)
        2.360%, 01/09/04                 421             422
        1.888%, 05/03/04                 263             263
        1.860%, 04/08/04               1,553           1,553
        1.346%, 12/05/03               1,027           1,026
   Citigroup (D) (H)
        1.444%, 05/04/04                 616             617
        1.350%, 03/09/04               1,316           1,318
   Concord Minutemen Capital,
     Ser B (D) (H)
        1.370%, 10/09/03               1,790           1,790
   Countrywide Home Loans (D) (H)
        1.390%, 12/10/03                 869             869
        1.360%, 01/13/04               1,087           1,087
        1.280%, 05/14/04                 658             658
        1.265%, 09/24/04                 921             921
   Felcor Lodging
        9.000%, 06/01/11                 750             799
   Forest City Enterprises
        7.625%, 06/01/15               2,225           2,314


--------------------------------------------------------------------------------
80          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Goldman Sachs Group (D) (H)
        1.340%, 05/04/04              $1,316      $    1,316
        1.160%, 12/17/03               1,316           1,316
   HBOS Treasury Services (D) (H)
        1.150%, 07/19/04                 342             342
   Harwood (D) (H)
        1.180%, 06/20/06                 658             658
   Household Finance (D) (H)
        2.390%, 03/11/04               1,231           1,237
        1.860%, 04/23/04                 132             132
   IOS Capital LLC
        7.250%, 06/30/08                 600             582
   International Lease Finance (D) (H)
        1.985%, 10/03/03                 263             263
   JP Morgan Chase (A)
        8.000%, 06/20/08               4,924           4,998
   La Quinta Properties (A)
        8.875%, 03/15/11               1,570           1,702
   Liberty Light US Capital (D) (H)
        1.095%, 01/21/04               1,316           1,316
        1.090%, 05/17/04                 790             790
   Meristar Hospitality
       10.500%, 06/15/09               1,150           1,242
        9.125%, 01/15/11                  85              89
   Merrill Lynch (D) (H)
        1.080%, 04/13/04               1,316           1,316
   Nexstar Finance LLC
       12.000%, 04/01/08               1,900           2,128
   Qwest Tranche A Loan (D)
        6.500%, 06/30/07               2,300           2,355
   Qwest Tranche B Loan (D)
        6.950%, 06/30/10               2,050           2,001
   Senior Housing
        7.875%, 04/15/15               2,025           2,126
   Sovereign Bancorp
       10.500%, 11/15/06               1,500           1,785
   Tango (D) (H)
        1.380%, 08/13/04               1,316           1,316
   Thornburg Mortgage
        8.000%, 05/15/13               3,230           3,311
   USA Education (D) (H)
        1.290%, 01/23/04                 469             469
   Volkswagen Credit (D) (H)
        1.290%, 01/22/04                 263             263
                                                  ----------
                                                      58,205
                                                  ----------
HEALTH CARE -- 6.6%
   Aaipharma (G)
       11.000%, 04/01/10               6,625           7,387
   Alaris Medical
        7.250%, 07/01/11               1,000           1,005
   Alliance Imaging
       10.375%, 04/15/11                 750             780


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Alpharma (A)
        8.625%, 05/01/11              $2,920      $    2,935
   Ameripath
       10.500%, 04/01/13                 300             321
   Ardent Health Services (A)
       10.000%, 08/15/13                 850             890
   Beverly Enterprises
        9.000%, 02/15/06                 435             442
   Concentra Operating
       13.000%, 08/15/09               2,175           2,414
        9.500%, 08/15/10 (A) (G)         400             418
   Extendicare Health Services
        9.350%, 12/15/07               5,170           5,325
   Hanger Orthopedic Group
       11.250%, 06/15/09               1,865           2,084
       10.375%, 02/15/09               5,010           5,592
   Iasis Healthcare
        8.500%, 10/15/09                 575             595
   Icon Health & Fitness, Ser B
       11.250%, 04/01/12                 750             804
   Kinetic Concepts (A)
        7.375%, 05/15/13               1,375           1,403
   Medex (A)
        8.875%, 05/15/13               1,500           1,586
   Medquest, Ser B
       11.875%, 08/15/12               1,150           1,213
   NBTY, Ser B
        8.625%, 09/15/07               1,750           1,803
   Ndchealth
       10.500%, 12/01/12               1,925           2,089
   Norcross Safety Products (A)
        9.875%, 08/15/11               1,650           1,741
   Province Healthcare
        7.500%, 06/01/13               1,340           1,333
   Psychiatric Solutions (A)
       10.625%, 06/15/13               1,700           1,857
   Select Medical
        9.500%, 06/15/09               4,155           4,560
   Sybron Dental Specialties
        8.125%, 06/15/12               2,100           2,237
   Tenet Healthcare (G)
        7.375%, 02/01/13               4,275           4,307
   Triad Hospitals Holdings, Ser B
       11.000%, 05/15/09               1,510           1,661
   Vicar Operating
        9.875%, 12/01/09               6,910           7,670
                                                  ----------
                                                      64,452
                                                  ----------
INDUSTRIALS -- 14.4%
   Ainsworth Lumber
       12.500%, 07/15/07               2,300           2,633


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          81

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Alliant Techsystems
        8.500%, 05/15/11              $  985      $    1,074
   Allied Holdings, Ser B
        8.625%, 10/01/07                 950             885
   Allied Waste North America, Ser B
       10.000%, 08/01/09               9,110           9,873
   American Achievement, Ser B
       11.625%, 01/01/07               3,000           3,345
   Amsted Industries (A)
       10.250%, 10/15/11               2,275           2,448
   Armor Holdings (A)
        8.250%, 08/15/13                 500             529
   Associated Materials
        9.750%, 04/15/12               2,000           2,115
   Atrium, Ser B
       10.500%, 05/01/09               1,000           1,070
   BE Aerospace
        9.500%, 11/01/08               1,000             910
   BE Aerospace, Ser B (G)
        8.875%, 05/01/11               1,750           1,514
   Brand Services
       12.000%, 10/15/12                 500             552
   Brickman Group, Ser B
       11.750%, 12/15/09               2,600           2,925
   Case New Holland (A)
        9.250%, 08/01/11               6,270           6,740
   Casella Waste Systems
        9.750%, 02/01/13               1,000           1,085
   Caterpillar (D) (H)
        1.306%, 03/05/04                 605             606
        1.290%, 05/28/04                 658             659
        1.260%, 04/08/04                 790             790
        1.210%, 07/09/04               1,316           1,316
   Coinmach
        9.000%, 02/01/10               3,325           3,541
   Continental Airlines
        8.000%, 12/15/05               4,825           4,427
   Corrections of America
        9.875%, 05/01/09               1,500           1,684
   Delta Airlines
        7.900%, 12/15/09               3,085           2,291
        7.700%, 12/15/05               1,870           1,664
   Esterline Technologies (A)
        7.750%, 06/15/13                 500             530
   Evergreen International Aviation (A)
       12.000%, 05/15/10                 500             455
   General Binding
        9.375%, 06/01/08               1,000           1,000
   General Electric (D) (H)
        1.120%, 01/28/04                 658             658
   Grey Wolf
        8.875%, 07/01/07                 341             348


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Gulfmark Offshore
        8.750%, 06/01/08              $  650      $      660
   HLI Operating (A)
       10.500%, 06/15/10               3,345           3,646
   Holmes Group, Ser B
        9.875%, 11/15/07               1,500           1,432
   Hornbeck
       10.625%, 08/01/08               2,575           2,826
   Huntsman Materials (A)
       11.000%, 07/15/10               1,000           1,040
   IESI
       10.250%, 06/15/12               1,000           1,085
   Integrated Electric
     Services, Ser C
        9.375%, 02/01/09               1,760           1,813
   Integrated Electrical
     Services, Ser B
        9.375%, 02/01/09                 750             772
   Interface
       10.375%, 02/01/10               2,315           2,321
   Interline Brands (A)
       11.500%, 05/15/11               1,950           2,096
   Iron Mountain
        8.625%, 04/01/13               2,000           2,130
        8.125%, 05/15/08                 133             138
        7.750%, 01/15/15               1,000           1,033
   JSG Funding PLC
        9.625%, 10/01/12               2,000           2,190
   Jacuzzi Brands (A)
        9.625%, 07/01/10               4,150           4,306
   K. Hovnanian
        9.125%, 05/01/09                 175             186
        8.875%, 04/01/12 (G)           1,000           1,070
        7.750%, 05/15/13 (A) (G)         875             901
   Meritage
        9.750%, 06/01/11               2,225           2,436
   NMHG Holding
       10.000%, 05/15/09               1,000           1,100
   National Waterworks, Ser B
       10.500%, 12/01/12               2,300           2,513
   Nortek Holdings, Ser B
        9.875%, 06/15/11               1,375           1,454
        9.250%, 03/15/07                 500             515
        8.875%, 08/01/08                 250             259
   North American Van Lines
       13.375%, 12/01/09               1,000           1,125
   Offshore Logistic
        6.125%, 06/15/13                 600             573
   PCA Finance
       11.875%, 08/01/09               1,000           1,090
   Reddy Ice Group (A)
        8.875%, 08/01/11               1,000           1,046


--------------------------------------------------------------------------------
82          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   SCG Holding & Semiconductor (G)
       12.000%, 08/01/09              $  675      $      704
   Samsonite
       10.750%, 06/15/08               6,125           6,401
   Seabulk International (A)
        9.500%, 08/15/13               1,450           1,455
   Sequa
        9.000%, 08/01/09               1,000           1,095
   Southern Star Cent (A)
        8.500%, 08/01/10               1,000           1,060
   Standard Pacific
        9.500%, 09/15/10               1,840           2,033
        7.750%, 03/15/13 (G)             550             561
   Stericycle, Ser B
       12.375%, 11/15/09                 210             242
   Synargo Technologies
        9.500%, 04/01/09               2,000           2,190
   TD Funding (A) (G)
        8.375%, 07/15/11               2,600           2,795
   Tech Olympic USA
       10.375%, 07/01/12                 675             726
        9.000%, 07/01/10               1,550           1,635
   Tempur-Pedic (A) (G)
       10.250%, 08/15/10               1,800           1,953
   Terex
        9.250%, 07/15/11               1,000           1,095
   Titan (A)
        8.000%, 05/15/11                 500             585
   URS, Ser B
       12.250%, 05/01/09               1,550           1,589
   Universal City Development (A)
       11.750%, 04/01/10               1,900           2,138
   Wackenhut Corrections (A)
        8.250%, 07/15/13                 450             469
   Westinghouse Air Brake (A)
        6.875%, 07/31/13               1,000           1,013
   Xerox
        9.750%, 01/15/09               2,090           2,320
        7.625%, 06/15/13               2,805           2,766
   Xerox Capital
        8.000%, 02/01/27               7,275           6,147
                                                  ----------
                                                     140,395
                                                  ----------
INFORMATION TECHNOLOGY -- 3.0%
   AMI Semiconductor
       10.750%, 02/01/13               2,000           2,260
   Amkor Technologies (G)
       10.500%, 05/01/09               5,035           5,362
        7.750%, 05/15/13 (A)           2,900           2,914


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Cooperative Computing (A)
       10.500%, 06/15/11              $  725      $      783
   Fairchild Semiconductor
       10.500%, 02/01/09               4,300           4,784
   Fisher Scientific International (A)
        8.000%, 09/01/13                 245             259
   Flextronics International (A)
        6.500%, 05/15/13                 825             819
   On Semiconductor
       13.000%, 05/15/08                 750             855
       12.000%, 03/15/10 (G)           1,250           1,466
   Rhythms Netconnections (C) (F)
       12.750%, 04/15/09               1,137              --
   Sanmina-SCI
       10.375%, 01/15/10               4,200           4,925
   Stoneridge
       11.500%, 05/01/12               2,515           2,873
   Unisys
        8.125%, 06/01/06               1,855           2,013
                                                  ----------
                                                      29,313
                                                  ----------
MATERIALS -- 8.2%
   AEP Industries
        9.875%, 11/15/07                 250             245
   AK Steel
        7.750%, 06/15/12               2,050           1,414
   Anchor Glass Container
       11.000%, 02/15/13                 225             252
   BWay (A)
       10.000%, 10/15/10               2,725           2,943
   Berry Plastics
       10.750%, 07/15/12               1,000           1,115
   Buckeye Technologies
        9.250%, 09/15/08               4,355           4,377
        8.500%, 10/01/13 (A)           1,600           1,648
   Cascades (A)
        7.250%, 02/15/13               1,275           1,300
   Constar International
       11.000%, 12/01/12               1,225           1,029
   Crown Euro Holdings (A)
       10.875%, 03/01/13 (G)           3,550           3,914
        9.500%, 03/01/11               1,650           1,774
   Equistar Chemical
       10.625%, 05/01/11 (A) (G)       4,975           4,925
       10.125%, 09/01/08                 525             520
   Fastentech (A)
       11.500%, 05/01/11               1,675           1,750


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          83

STATEMENT OF NET ASSETS

September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Foamex (G)
       10.750%, 04/01/09              $  225      $      201
        9.875%, 06/15/07               2,750           1,787
   Georgia-Pacific
        9.375%, 02/01/13               6,710           7,490
        8.875%, 05/15/31                 950             955
        7.700%, 06/15/15                 850             829
   Graham Packaging (A)
        8.750%, 01/15/08                 750             767
   Graphic Packaging International (A)
        9.500%, 08/15/13               1,500           1,646
   HMP Equity Holdings (E)
       15.430%, 05/15/08               2,000             970
   Hexcel
        9.750%, 01/15/09                 500             521
   Huntsman ICI Chemicals (G)
       10.125%, 07/01/09               2,825           2,684
   Huntsman International LLC
       15.470%, 12/31/09 (E) (G)         300             118
        9.875%, 03/01/09                 100             105
        9.875%, 03/01/09 (A)             925             971
   IMC Global, Ser B
       11.250%, 06/01/11               1,050           1,092
   Jarden
        9.750%, 05/01/12               5,890           6,339
   Koppers (A)
        9.875%, 10/15/13               1,700           1,700
   Lyondell Chemical
       11.125%, 07/15/12                 200             196
       10.500%, 06/01/13               1,575           1,504
   Lyondell Chemical, Ser A
        9.625%, 05/01/07               1,200           1,140
   Oregon Steel Mills (G)
       10.000%, 07/15/09                 775             635
   Owens-Brockway Glass
        8.750%, 11/15/12                 275             295
        8.250%, 05/15/13 (A)             275             280
   Owens-Illinois
        8.100%, 05/15/07               3,070           3,151
   Plastipak Holdings
       10.750%, 09/01/11               1,000           1,095
   Pliant
       13.000%, 06/01/10               1,775           1,651
       11.125%, 09/01/09 (A)           1,100           1,183


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Resolution Performance
       13.500%, 11/15/10              $1,550      $    1,387
        9.500%, 04/15/10                 600             612
   Rockwood Specialties (A)
       10.625%, 05/15/11               2,000           2,130
   Scotts
        8.625%, 01/15/09                 500             528
   Seminis Vegetable Seeds (A)
       10.250%, 10/01/13                 875             934
   Silgan Holdings
        9.000%, 06/01/09                 950             983
   Stone Container
        9.750%, 02/01/11               1,000           1,090
        8.375%, 07/01/12               1,000           1,050
   Trimas
        9.875%, 06/15/12               1,000           1,015
   US Can (A)
       10.875%, 07/15/10               1,000           1,013
   United Industries, Ser D
        9.875%, 04/01/09                 775             798
   United States Steel LLC
        9.750%, 05/15/10                 750             769
   Weslake Chemical (A)
        8.750%, 07/15/11               1,400           1,453
                                                  ----------
                                                      80,273
                                                  ----------
TELECOMMUNICATION SERVICES -- 10.6%
   ACC Escrow (A)
       10.000%, 08/01/11               3,000           3,225
   American Tower (G)
        9.375%, 02/01/09              10,670          10,883
   Avaya
       11.125%, 04/01/09                 525             608
   Block Communications
        9.250%, 04/15/09               2,000           2,140
   Centennial Cell (A)
       10.125%, 06/15/13               2,325           2,395
   Cincinnati Bell (A)
        7.250%, 07/15/13               5,325           5,272
   Crown Castle International
       10.750%, 08/01/11               5,745           6,377
       10.160%, 05/15/11 (B) (G)       2,450           2,462
        9.000%, 05/15/11 (G)           1,000           1,032
        8.480%, 08/01/11 (B)           1,000             995


--------------------------------------------------------------------------------
84          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Dobson Communications (A)
        8.875%, 10/01/13              $2,450      $    2,478
   Fairpoint Communications
       12.500%, 05/01/10               1,000           1,065
       11.875%, 03/01/10 (G)             925           1,054
   GCI (F)
        9.750%, 08/01/07                 470             476
   Insight Midwest (G)
       10.500%, 11/01/10                 575             601
   Level 3 Financing (A)
       10.750%, 10/15/11               2,225           2,214
   Nextel Communications
       12.000%, 11/01/08               4,800           5,130
        9.500%, 02/01/11                 250             276
        9.375%, 11/15/09               2,300           2,495
        7.375%, 08/01/15               5,150           5,201
   Nextel Partners
       11.000%, 03/15/10               4,560           4,982
        8.125%, 07/01/11 (A)           1,750           1,706
   Nortel Networks
        6.125%, 02/15/06               5,385           5,412
   Panamsat
        8.500%, 02/01/12               1,500           1,571
   Primus Telecommunications Group
       12.750%, 10/15/09               1,175           1,245
       11.250%, 01/15/09                 300             310
   Primus Telecommunications Group,
     Ser B
        9.875%, 05/15/08                 125             122
   Qwest Capital Funding
        7.000%, 08/03/09               1,000             893
        5.875%, 08/03/04               2,000           1,980
   Qwest Services (A) (G)
       13.500%, 12/15/10               3,835           4,468
   Rural Cellular
        9.875%, 02/01/10 (A)           3,225           3,185
        9.750%, 01/15/10 (G)           1,050             956
   Spectrasite (A)
        8.250%, 05/15/10               3,745           3,951
   Time Warner Telecommunications LLC
       10.125%, 02/01/11               2,750           2,743
        9.750%, 07/15/08               3,050           3,004
   Triton PCS
        9.375%, 02/01/11               4,375           4,452
        8.750%, 11/15/11                 500             499
   Western Wireless (A) (G)
        9.250%, 07/15/13               4,000           4,080
   WorldCom (C) (G)
        8.250%, 05/15/10               2,500             825
        8.250%, 05/15/31               3,850           1,271
                                                  ----------
                                                     104,034
                                                  ----------

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
UTILITIES -- 5.7%
   AES
       10.000%, 07/15/05 (A) (G)      $1,250      $    1,287
        9.500%, 06/01/09               5,190           5,346
        9.000%, 05/15/15 (A)           2,000           2,115
        8.750%, 05/15/13 (A)           2,000           2,100
   Airgas
        9.125%, 10/01/11               2,500           2,775
   CMS Energy (A)
        7.750%, 08/01/10                 225             223
   Calpine
        8.625%, 08/15/10                 275             194
        8.500%, 02/15/11 (G)           8,865           6,250
   Calpine Canada Energy
        8.500%, 05/01/08               2,350           1,692
   Dynegy Holdings
       10.125%, 07/15/13 (A)             250             264
        9.875%, 07/15/10 (A)             350             365
        8.750%, 02/15/12 (G)           2,125           1,944
        6.875%, 04/01/11 (G)           2,675           2,240
   El Paso (G)
        7.875%, 06/15/12                 350             294
        7.750%, 06/01/13 (A)           1,925           1,829
   Fimep
       10.500%, 02/15/13               2,200           2,486
   Gulfterra Energy Partners, Ser B
        8.500%, 06/01/10                 825             889
   Northwest Pipeline
        8.125%, 03/01/10                 425             461
   Reliant Resources (A)
        9.500%, 07/15/13                 700             630
   Semco Energy (A)
        7.750%, 05/15/13               1,000           1,007
        7.125%, 05/15/08                 500             503
   Sonat (G)
        7.625%, 07/15/11              10,455           8,625
   Southern Natural Gas
        8.875%, 03/15/10                 725             776
   Star Gas Partner
       10.250%, 02/15/13               2,000           2,130
   Teco Energy
        7.500%, 06/15/10                 250             253
   Tennessee Gas Pipeline
        7.500%, 04/01/17                 500             478
   Transmontaigne (A)
        9.125%, 06/01/10                 850             905


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          85

STATEMENT OF NET ASSETS


High Yield Bond Fund (Concluded)
September 30, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Williams
        9.250%, 03/15/04              $6,300      $    6,426
        8.625%, 06/01/10                 325             345
        7.750%, 06/15/31               1,300           1,177
                                                  ----------
                                                      56,009
                                                  ----------
Total Corporate Obligations
   (Cost $914,433) ($ Thousands)                     951,626
                                                  ----------

Commercial Paper (J) -- 2.2%
FINANCIALS -- 2.1%
   Amstel Funding (H)
        1.136%, 03/15/04               1,316           1,309
        1.111%, 11/05/03               1,316           1,315
   Concord Minutemen Capital (H)
        1.084%, 01/21/04               1,316           1,312
        1.060%, 10/02/03               1,233           1,233
   Crown Point Capital (H)
        1.061%, 11/03/03                 946             945
   GE Capital
        0.900%, 10/01/03                 770             770
   JP Morgan Chase (H)
        1.099%, 01/23/04               2,632           2,623
   Lexington Parker Capital (H)
        1.114%, 01/26/04               1,316           1,311
   Mitten (H)
        1.142%, 11/24/03                 895             893
        1.140%, 10/14/03               1,053           1,052
        1.120%, 10/15/03               1,316           1,316
   Park Granada (H)
        1.102%, 12/11/03               1,849           1,845
   Scaldis Capital (H)
        1.104%, 02/06/04                 530             527
   Tannehill Capital (H)
        1.165%, 02/23/04               1,974           1,965
        1.074%, 01/23/04                 662             660
   White Pine Finance (H)
        1.165%, 02/09/04                 265             264
        1.165%, 02/17/04                 794             790
                                                  ----------
                                                      20,130
                                                  ----------
HEALTH CARE -- 0.1%
   Abbott Laboratories (H)
        1.121%, 10/21/03                 921             921
                                                  ----------
Total Commercial Paper
   (Cost $21,051) ($ Thousands)                       21,051
                                                  ----------

U.S. Government Agency Obligation -- 0.1%
      FNMA (H) (J)
        2.449%, 11/19/03               1,316           1,314
                                                  ----------
Total U.S. Government Agency Obligation
   (Cost $1,314) ($ Thousands)                         1,314
                                                  ----------

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Convertible Bonds -- 0.2%
   Lamar Advertising, CV to 19.4148 shares
        2.875%, 12/31/10              $  625      $      573
   Nextel Communications, CV to 13.44 shares
        5.250%, 01/15/10               1,000             933
   Province Healthcare, CV to 36.0972 shares
        4.250%, 10/10/08                 500             457
                                                  ----------
Total Convertible Bonds
   (Cost $2,052) ($ Thousands)                         1,963
                                                  ----------

Preferred/Convertible Stocks -- 1.4%
   Calpine Capital Trust              20,000             910
   Crown Castle International PIK*     1,032           1,117
   Crown Castle, CV to 1.3559
      shares*                         50,000           1,950
   CSC Holdings, Ser M                28,750           3,004
   Granite*                           19,500           1,423
   Paxson Communications PIK*         19,326           1,739
   Pegasus Satellite, Ser A1 PIK*         14               1
   Primedia, Ser D (G)                26,500           2,544
   Primedia, Ser G                     6,000             545
                                                  ----------
Total Preferred/Convertible Stocks
   (Cost $12,688) ($ Thousands)                       13,233
                                                  ----------

Warrants -- 0.0%
   American Tower, Expires 08/01/08    1,475             181
   Horizon PCS, Expires 10/01/10 (F)   3,100              --
   IPCS, Expires 07/15/10 (F)          1,250              --
   Iwo Holdings, Expires 01/15/11 (F)  1,850              --
   Leap Wireless International,
     Expires 04/15/10 (F)              4,700              --
   Pegasus Communications,
     Expires 01/01/07                    250              --
   Travelcenters of America,
     Expires 05/01/09 (F)             10,000             100
                                                  ----------
Total Warrants
   (Cost $22) ($ Thousands)                              281
                                                  ----------

Cash Equivalents -- 1.4%
   Evergreen Select Money
      Market Fund                 12,974,652          12,975
   AIMInvesco Treasurer's
     Money Market Reserve Fund (H)   658,031             658
                                                  ----------
Total Cash Equivalents
   (Cost $13,633) ($ Thousands)                       13,633
                                                  ----------

--------------------------------------------------------------------------------
86          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
Repurchase Agreements -- 1.5%
   Barclays (H)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $2,642,628
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $2,695,425)  $2,643      $    2,643
   Deutsche Bank (H) 1.080%,
     dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $8,949,496
     (collateralized by U.S.
     Treasury obligations,
     total market
     value: $9,090,614)                8,949           8,949
   Lehman Brothers (H)
     1.080%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $1,447,713
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $1,476,689)   1,448           1,448
   Morgan Stanley (I)
     1.010%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $1,481,289
     (collateralized by U.S.
     Government Agency obligations,
     total market value: $1,510,873)   1,481           1,481
                                                  ----------
Total Repurchase Agreements
   (Cost $14,521) ($ Thousands)                       14,521
                                                  ----------
Total Investments -- 104.2%
   (Cost $979,714) ($ Thousands)                   1,017,622
                                                  ----------

OTHER ASSETS AND LIABILITIES -- (4.2)%
Payable Upon Return on Securities Loaned             (67,360)
Investment Advisory Fees Payable                        (340)
Administration Fees Payable                             (278)
Shareholder Servicing Fees Payable                       (35)
Other Assets and Liabilities, Net                     27,050

Total Other Assets & Liabilities                     (40,963)
                                                  ----------

------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A (unlimited
   authorization -- no par value) based on
   116,662,763 outstanding shares
   of beneficial interest                         $1,138,445
Distributions in excess of
   net investment income                                  (4)
Accumulated net realized loss on investments        (199,690)
Net unrealized appreciation on investments            37,908

Total Net Assets -- 100.0%                        $  976,659
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $8.37
                                                       =====

* Non-income producing security.
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on September 30, 2003. The coupon on a step bond changes on a specified date.
(C) In default on interest payments.
(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2003.
(E) Zero-coupon security. The rate reported is the effective yield at the date of purchase.
(F) Security considered illiquid. The total value of such security as of September 30, 2003 was $576,051.
(G) This security or a partial position of this security is on loan at September 30, 2003 (see Note 8). The total value of securities on loan at September 30, 2003 was $64,128,581.
(H) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of September 30, 2003 was $67,359,547.
(I) Tri-Party Repurchase Agreement.
(J) The rate reported is the effective yield at time of purchase.
CV -- Convertible Security
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series


Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          87

                       This page intentionally left blank.

Statement of Assets and Liabilities ($ Thousands)

September 30, 2003

-------------------------------------------------------------------------------
                                                                     CORE FIXED
                                                                         INCOME
                                                                           FUND
-------------------------------------------------------------------------------

ASSETS:
   Investments at value (Cost $4,283,142)                            $4,364,247
   Repurchase agreements (Cost $667,579)                                667,579
   Receivable for investment securities sold                            558,712
   Interest receivable                                                   27,907
   Receivable for capital shares sold                                     3,882
   Variation margin receivable                                              728
-------------------------------------------------------------------------------
   Total Assets                                                       5,623,055
-------------------------------------------------------------------------------

LIABILITIES:
   Options written, at value (premium received $2,677)                    3,536
   Payable for investment securities purchased                        1,220,002
   Payable for portfolio shares redeemed                                  7,329
   Income distribution payable                                            1,072
   Bank overdraft                                                           293
   Payable upon return on securities loaned                             559,347
   Investment advisory fees payable                                         753
   Administration fees payable                                              874
   Shareholder servicing fees payable                                       149
   Administration servicing fees payable                                      1
   Accrued expense payable                                                  339
-------------------------------------------------------------------------------
   Total Liabilities                                                  1,793,695
-------------------------------------------------------------------------------
Total Net Assets                                                     $3,829,360
===============================================================================

NET ASSETS:
   Paid-in-Capital -- Class A
     (unlimited authorization -- no par value)
     based on 357,064,989 outstanding shares of
     beneficial interest                                             $3,700,443
   Paid-in-Capital -- Class I
     (unlimited authorization -- no par value)
     based on 554,013 outstanding shares of
     beneficial interest                                                  5,852
   Undistributed net investment income                                      129
   Accumulated net realized gain on investments                          41,252
   Net unrealized appreciation on investments and
     option contracts                                                    80,246
   Net unrealized appreciation on futures contracts                       1,438
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                           $3,829,360
===============================================================================
Net Asset Value, Offering and Redemption
    Price Per Share -- Class A
   ($3,823,428,650 / 357,064,989 shares)                                 $10.71
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I
   ($5,931,097 / 554,013 shares)                                         $10.71
===============================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          89

Statements of Operations ($ Thousands)


For the year ended September 30, 2003

---------------------------------------------------------------------------------------------------------------------------
                                              TAX-MANAGED             LARGE CAP             LARGE CAP          TAX-MANAGED
                                                LARGE CAP                 VALUE                GROWTH            SMALL CAP
                                                     FUND                  FUND                  FUND                 FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                     $ 26,855              $ 80,967              $ 27,418              $ 1,187
   Interest                                           624                 1,177                 1,625                  108
   Income from Securities Lending                     173                   465                   621                   49
   Less: Foreign Taxes Withheld                       (48)                  (74)                 (160)                  (2)
---------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                         27,604                82,535                29,504                1,342
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                         6,387                11,733                13,598                  984
   Administration Fees                              5,582                11,733                11,898                  530
   Shareholder Servicing Fees -- Class A            3,984                 8,361                 8,473                  378
   Shareholder Servicing Fees -- Class I               --                    20                    26                   --
   Shareholder Servicing Fees -- Class Y                5                    --                    --                   --
   Administration Servicing Fees -- Class I            --                    20                    26                   --
   Custodian/Wire Agent Fees                          166                   349                   350                   14
   Printing Fees                                       88                   180                   187                    8
   Professional Fees                                   27                    54                    57                    3
   Registration Fees                                   16                    34                    36                    5
   Trustee Fees                                        16                    32                    33                    1
   Litigation Fees (See Note 10)                       --                    --                    --                   --
   Other Expenses                                      32                    62                    57                    5
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                  16,303                32,578                34,741                1,928
---------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                      (1,013)               (3,266)               (1,870)                (163)
     Shareholder Servicing Fees                    (1,727)                 (798)               (3,966)                (101)
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                    13,563                28,514                28,905                1,664
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                       14,041                54,021                   599                 (322)
===========================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
     Investments                                  (77,910)              (90,241)              (35,331)               5,422
     Futures Contracts                             12,326                13,656                14,280                2,229
     Written Options                                   --                    --                    --                   --
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                                  423,997               686,917               655,072               38,973
     Futures Contracts                              1,134                   960                  (316)                 (78)
     Written Options                                   --                    --                    --                   --
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                             $373,588              $665,313              $634,304              $46,224
===========================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
90          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-----------------------------------------------------------------------------------------------------------------------------------
                                                    SMALL             SMALL
                                                CAP VALUE        CAP GROWTH            MID-CAP          CORE FIXED       HIGH YIELD
                                                     FUND              FUND               FUND         INCOME FUND        BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                     $ 11,223          $  1,587             $  617            $     --         $    328
   Interest                                           268             1,128                 10             158,964           82,601
   Income from Securities Lending                     118               526                  5                 816               87
   Less: Foreign Taxes Withheld                       (12)               (3)                --                  --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                         11,597             3,238                632             159,780           83,016
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                         4,647             4,793                136              10,041            4,326
   Administration Fees                              2,502             2,581                119              10,224            3,106
   Shareholder Servicing Fees -- Class A            1,784             1,835                 85               9,113            2,218
   Shareholder Servicing Fees -- Class I                4                 8                 --                  16               --
   Shareholder Servicing Fees -- Class Y               --                --                 --                  --               --
   Administration Servicing Fees -- Class I             4                 8                 --                  16               --
   Custodian/Wire Agent Fees                           74                72                  3                 388               88
   Printing Fees                                       39                38                  1                 209               50
   Professional Fees                                   11                11                  1                  70               17
   Registration Fees                                    8                 7                  1                  48               15
   Trustee Fees                                         7                 7                 --                  36                8
   Litigation Fees (See Note 10)                       --                --                 --                 129               --
   Other Expenses                                      17                17                  4                 452               71
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                   9,097             9,377                350              30,742            9,899
-----------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                        (177)             (205)                --              (1,233)            (538)
     Shareholder Servicing Fees                    (1,051)           (1,053)               (10)             (7,454)          (1,819)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                     7,869             8,119                340              22,055            7,542
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        3,728            (4,881)               292             137,725           75,474
===================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
     Investments                                   33,829            28,384                569              83,792           20,228
     Futures Contracts                              5,311            10,340                 91             (15,753)              --
     Written Options                                   --                --                 --               7,997               --
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                                  143,526           257,095              8,036               8,015           66,579
     Futures Contracts                               (223)              555                 12               6,753               --
     Written Options                                   --                --                 --               1,338               --
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                             $186,171          $291,493             $9,000            $229,867         $162,281
====================================================================================================================================




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          91

Statements of Changes in Net Assets ($ Thousands)


For the years ended September 30,

-----------------------------------------------------------------------------------------------------------------------------
                                                    TAX-MANAGED                     LARGE CAP                   LARGE CAP
                                                   LARGE CAP FUND                   VALUE FUND                  GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------

                                                  2003         2002            2003         2002           2003         2002
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)              $   14,041   $   11,464      $   54,021  $    46,806     $      599  $    (7,718)
   Net Realized Gain (Loss) from Investment
     Transactions and Futures Contracts         (65,584)    (224,721)        (76,585)    (110,501)(2)    (21,051)    (654,855)(3)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments and
     Futures Contracts                          425,131     (173,861)        687,877     (592,982)       654,756     (209,720)
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                  373,588     (387,118)        665,313     (656,677)       634,304     (872,293)
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
     Class A                                    (14,152)     (11,226)        (52,235)     (46,169)          (599)          --
     Class I                                         --           --            (101)         (26)            --           --
     Class Y                                        (38)          (7)             --           --             --           --
   Net Capital Gains:
     Class A                                         --           --              --      (40,190)            --           --
     Class I                                         --           --              --           (2)            --           --
   Return of Capital
     Class A                                         --           --              --           --         (1,355)          --
-----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions            (14,190)     (11,233)        (52,336)     (86,387)        (1,954)          --
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                930,527    1,490,088(4)    1,392,381    1,892,579      1,437,280    2,190,545
     Reinvestment of Dividends
        and Distributions                        13,340       10,468          48,783       80,977          1,833           --
     Cost of Shares Redeemed                   (981,727)  (1,324,858)     (1,422,012)  (1,925,539)(5) (1,409,894)  (1,903,757)(5)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                  (37,860)     175,698          19,152       48,017         29,219      286,788
-----------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                     --           --           3,905        9,669          4,943       13,070
     Reinvestment of Dividends and Distributions     --           --              96           28             --           --
     Cost of Shares Redeemed                         --           --          (2,510)      (1,844)        (2,438)      (2,052)
-----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                       --           --           1,491        7,853          2,505       11,018
-----------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                  1,059        3,825              --           --             --           --
     Reinvestment of Dividends
        and Distributions                            38            7              --           --             --           --
     Cost of Shares Redeemed                       (607)        (178)             --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class Y Transactions                      490        3,654              --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions            (37,370)     179,352          20,643       55,870         31,724      297,806
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets        322,028     (218,999)        633,620     (687,194)       664,074     (574,487)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                          1,439,098    1,658,097       2,903,152    3,590,346      2,912,736    3,487,223
-----------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                               $1,761,126   $1,439,098      $3,536,772  $ 2,903,152     $3,576,810  $ 2,912,736
=============================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.

(1) See Note 4 in the notes to financial statements for additional information.
(2) Includes realized loss of $19,307 due to in-kind redemption (see note 7).
(3) Includes realized loss of $48,448 due to in-kind redemption (see note 7).
(4) Includes subscriptions as a result of in-kind transfer of securities (see note 7).
(5) Includes redemptions as a result of in-kind transfer of securities
    (see note 7).


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
92           SEI Institional Managed Trust / Annual Report / September 30, 2003

-----------------------------------------------------------------------------------------------------------------------------
                                                      TAX-MANAGED                  SMALL CAP                  SMALL CAP
                                                     SMALL CAP FUND                VALUE FUND                GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------

                                                  2003         2002            2003         2002           2003         2002
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                $   (322)   $    (345)      $   3,728    $   4,118      $  (4,881)   $  (5,961)
   Net Realized Gain (Loss) from Investment
     Transactions and Futures Contracts           7,651       (6,593)         39,140       34,765         38,724     (104,691)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments and
     Futures Contracts                           38,895       (9,499)        143,303      (41,919)       257,650      (55,873)
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                   46,224      (16,437)        186,171       (3,036)       291,493     (166,525)
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
     Class A                                         --           --          (4,148)      (4,698)            --           --
     Class I                                         --           --              (4)          (1)            --           --
     Class Y                                         --           --              --           --             --           --
   Net Capital Gains:
     Class A                                         --           --         (22,063)     (74,378)            --           --
     Class I                                         --           --             (26)          --             --           --
   Return of Capital
     Class A                                         --           --              --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                 --           --         (26,241)     (79,077)            --           --
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                 90,648      148,756         272,198      595,128        342,445      467,324
     Reinvestment of Dividends
        and Distributions                            --           --          23,540       71,313             --           --
     Cost of Shares Redeemed                    (98,863)    (113,684)       (351,441)    (686,945)      (363,755)    (515,629)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     Derived from Class A Transactions           (8,215)      35,072         (55,703)     (20,504)       (21,310)     (48,305)
-----------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                     --           --           2,077        1,615          3,204        2,642
     Reinvestment of Dividends and
        Distributions                                --           --              24            1             --           --
     Cost of Shares Redeemed                         --           --            (650)        (713)        (1,020)        (371)
-----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                       --           --           1,451          903          2,184        2,271
-----------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                     --           --              --           --             --           --
     Reinvestment of Dividends
        and Distributions                            --           --              --           --             --           --
     Cost of Shares Redeemed                         --           --              --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class Y Transactions                       --           --              --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions             (8,215)      35,072         (54,252)     (19,601)       (19,126)     (46,034)
   Net Increase (Decrease) in Net Assets         38,009       18,635         105,678     (101,714)       272,367     (212,559)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                            143,764      125,129         692,395      794,109        608,878      821,437
-----------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                 $181,773    $ 143,764       $ 798,073    $ 692,395      $ 881,245    $ 608,878
=============================================================================================================================



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          93

Statements of Changes in Net Assets ($ Thousands)


For the years ended September 30,

-----------------------------------------------------------------------------------------------------------------------------
                                                                                      CORE                     HIGH YIELD
                                                      MID-CAP FUND              FIXED INCOME FUND               BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

                                                   2003         2002            2003         2002           2003         2002
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                       $    292    $     184       $ 137,725    $ 178,659      $  75,474    $  67,443
   Net Realized Gain (Loss) from Investment
     Transactions, Futures Contracts
     and Written Options                            660        3,243          76,036       92,617         20,228      (89,095)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments,
     Futures Contracts and Written Options        8,048       (2,532)         16,106      (60,374)        66,579       61,586
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                              9,000          895         229,867      210,902        162,281       39,934
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                       (217)        (165)       (144,439)    (178,337)       (75,605)     (67,313)
     Class I                                         --           --            (232)        (100)            --           --
   Net Capital Gains:
     Class A                                       (165)          --         (72,339)     (52,227)            --           --
     Class I                                         --           --            (101)          (2)            --           --
-----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions               (382)        (165)       (217,111)    (230,666)       (75,605)     (67,313)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                 25,669       60,590       1,652,509    1,631,065        561,162      364,174
     Reinvestment of Dividends and
        Distributions                               323          139         197,586      212,027         70,711       64,439
     Cost of Shares Redeemed                    (18,607)     (68,936)     (1,726,377)  (1,655,330)      (487,415)    (377,023)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                    7,385       (8,207)        123,718      187,762        144,458       51,590
-----------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                     --           --           6,795        4,858             --           --
     Reinvestment of Dividends and Distributions     --           --             310           92             --           --
     Cost of Shares Redeemed                         --           --          (5,433)        (881)            --           --
-----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                       --           --           1,672        4,069             --           --
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions              7,385       (8,207)        125,390      191,831        144,458       51,590
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets         16,003       (7,477)        138,146      172,067        231,134       24,211
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                             25,499       32,976       3,691,214    3,519,147        745,525      721,314
-----------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                 $ 41,502    $  25,499     $ 3,829,360  $ 3,691,214      $ 976,659    $ 745,525
-----------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

(1) See Note 5 in the notes to financial statements for additional information.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
94          SEI Institutional Managed Trust / Annual Report / September 30, 2003

                       This page intentionally left blank.

Financial Highlights


For the periods ended September 30,
For a Share Outstanding Throughout the Periods

-----------------------------------------------------------------------------------------------------------------------------
                                              Net
                                         Realized
                                              and                               Distributions
              Net Asset          Net   Unrealized                 Dividends              from           Total
                 Value,   Investment        Gains                  from Net          Realized       Dividends       Net Asset
              Beginning       Income  (Losses) on    Total from  Investment           Capital             and      Value, End
              of Period       (Loss)   Securities    Operations      Income             Gains   Distributions       of Period
------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2003          $ 7.50       $ 0.08(6)   $  1.70(6)    $  1.78      $(0.08)           $   --          $(0.08)         $ 9.20
   2002            9.49         0.06        (1.98)        (1.92)      (0.07)               --           (0.07)           7.50
   2001           13.62         0.07        (4.13)        (4.06)      (0.07)               --           (0.07)           9.49
   2000           12.65         0.09         1.00          1.09       (0.09)            (0.03)          (0.12)          13.62
   1999            9.61         0.08         3.04          3.12       (0.08)               --           (0.08)          12.65
 Class Y
   2003          $ 7.50       $ 0.10(6)   $  1.71(6)    $  1.81      $(0.10)           $   --          $(0.10)         $ 9.21
   2002(1)        10.45         0.05        (2.98)        (2.93)      (0.02)               --           (0.02)           7.50
LARGE CAP VALUE FUND
 Class A
   2003          $13.94       $ 0.25(6)   $  2.86(6)    $  3.11      $(0.24)           $   --          $(0.24)         $16.81
   2002           17.39         0.21        (3.26)        (3.05)      (0.21)            (0.19)          (0.40)          13.94
   2001           18.70         0.21        (1.14)        (0.93)      (0.22)            (0.16)          (0.38)          17.39
   2000           18.97         0.27         0.56          0.83       (0.26)            (0.84)          (1.10)          18.70
   1999           17.31         0.24         2.67          2.91       (0.24)            (1.01)          (1.25)          18.97
 Class I
   2003          $13.94       $ 0.21(6)   $  2.86(6)    $  3.07      $(0.21)           $   --          $(0.21)         $16.80
   2002           17.39         0.19        (3.28)        (3.09)      (0.17)            (0.19)          (0.36)          13.94
   2001(2)        19.38         0.03        (2.02)        (1.99)         --                --              --           17.39
LARGE CAP GROWTH FUND
 Class A
   2003          $12.97       $   --(6)   $  2.81(6)    $  2.81      $(0.01)(8)        $   --          $(0.01)(8)      $15.77
   2002           16.73        (0.04)(6)    (3.72)(6)     (3.76)         --                --              --           12.97
   2001           36.24        (0.06)      (17.75)       (17.81)         --             (1.70)          (1.70)          16.73
   2000           28.58        (0.04)        8.67          8.63          --             (0.97)          (0.97)          36.24
   1999           21.01        (0.05)        7.92          7.87          --             (0.30)          (0.30)          28.58
 Class I
   2003          $12.92       $(0.03)(6)  $  2.79(6)    $  2.76      $   --*           $   --          $   --*         $15.68
   2002           16.72        (0.07)(6)    (3.73)(6)    (3.80)          --                --              --           12.92
   2001(2)        20.60        (0.01)       (3.87)        (3.88)         --                --              --           16.72
TAX-MANAGED SMALL CAP FUND
 Class A
   2003          $ 7.54       $(0.02)(6)  $  2.48(6)    $  2.46      $   --            $   --          $   --          $10.00
   2002            8.15        (0.01)       (0.60)        (0.61)         --                --              --            7.54
   2001(3)        10.00           --        (1.84)        (1.84)      (0.01)(5)            --           (0.01)(5)        8.15
SMALL CAP VALUE FUND
 Class A
   2003          $13.99       $ 0.08(6)   $  3.91(6)    $  3.99      $(0.09)           $(0.44)         $(0.53)         $17.45
   2002           15.66         0.08        (0.21)        (0.13)      (0.09)            (1.45)          (1.54)          13.99
   2001           16.13         0.13         0.36         (0.49)      (0.14)            (0.82)          (0.96)          15.66
   2000           14.06         0.15         2.05         (2.20)      (0.13)               --           (0.13)          16.13
   1999           13.67         0.05         0.57         (0.62)      (0.05)            (0.18)          (0.23)          14.06
 Class I
   2003          $13.99       $ 0.04(6)   $  3.90(6)    $  3.94      $(0.05)           $(0.44)         $(0.49)         $17.44
   2002(4)        16.47         0.02        (2.49)        (2.47)      (0.01)               --           (0.01)          13.99

----------------------------------------------------------------------------------------------------
                                                         Ratio of Net        Ratio of
                                                           Investment        Expenses
                                                Ratio of       Income      to Average
                                Net Assets      Expenses       (Loss)      Net Assets     Portfolio
                  Total      End of Period    to Average   to Average      (Excluding      Turnover
                Return+       ($Thousands)    Net Assets   Net Assets        Waivers)          Rate
-----------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2003           23.84%       $ 1,757,292          0.85%        0.88%           1.02%         99%
   2002          (20.44)         1,436,467          0.85         0.65            1.03          80
   2001          (29.92)         1,658,097          0.85         0.60            1.01          84
   2000            8.66          1,969,302          0.85         0.69            1.06          47
   1999           32.60            710,136          0.85         0.71            0.90          21
 Class Y
   2003           24.26%       $     3,834          0.55%        1.17%           0.72%         99%
   2002(1)       (28.05)             2,631          0.55         1.03            0.72          80
LARGE CAP VALUE FUND
 Class A
   2003           22.55%       $ 3,527,686          0.85%        1.61%           0.97%        106%
   2002          (18.06)         2,896,977          0.85         1.23            0.97          41
   2001           (5.08)         3,590,194          0.85         1.11            0.97          89
   2000            4.47          3,548,830          0.85         1.55            0.97          70
   1999           17.13          2,452,540          0.85         1.26            0.85          49
 Class I
   2003           22.17%           $ 9,086          1.10%        1.36%           1.22%        106%
   2002          (18.24)             6,175          1.10         1.01            1.22          41
   2001(2)       (10.27)               152          1.10         1.09            1.22          89
LARGE CAP GROWTH FUND
 Class A
   2003           21.66%       $ 3,564,487          0.85%        0.02%           1.02%         72%
   2002          (22.47)         2,904,802          0.85        (0.21)           1.02          62
   2001          (51.08)         3,487,142          0.85        (0.29)           1.03         112
   2000           30.67          4,898,050          0.85        (0.32)           1.02          69
   1999           37.74          2,626,807          0.85        (0.24)           0.90          45
 Class I
   2003           21.37%       $    12,323          1.10%       (0.24)%          1.27%         72%
   2002          (22.73)             7,934          1.10        (0.41)           1.27          62
   2001(2)       (18.83)                81          1.10        (0.45)           1.28         112
TAX-MANAGED SMALL CAP FUND
 Class A
   2003           32.63%       $   181,773          1.10%       (0.21)%          1.27%        142%
   2002           (7.48)           143,764          1.10        (0.21)           1.26          86
   2001(3)       (18.46)           125,129          1.10        (0.04)           1.30          82
SMALL CAP VALUE FUND
 Class A
   2003           29.28%       $   795,501          1.10%        0.52%           1.27%         99%
   2002           (2.20)           691,668          1.10         0.46            1.27          48
   2001            3.12            794,109          1.10         0.78            1.26          99
   2000           15.74            897,276          1.10         1.03            1.28         119
   1999            4.47            572,125          1.10         0.38            1.10         130
 Class I
   2003           28.91%       $     2,572          1.35%        0.23%           1.52%         99%
   2002(4)       (14.99)               727          1.35         0.21            1.52          48


--------------------------------------------------------------------------------
96          SEI Institutional Managed Trust / Annual Report / September 30, 2003

-----------------------------------------------------------------------------------------------------------------------------
                                              Net
                                         Realized
                                              and                               Distributions
              Net Asset          Net   Unrealized                 Dividends              from           Total
                 Value,   Investment        Gains                  from Net          Realized       Dividends       Net Asset
              Beginning       Income  (Losses) on    Total from  Investment           Capital             and      Value, End
              of Period       (Loss)   Securities    Operations      Income             Gains   Distributions       of Period
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
 Class A
   2003          $ 9.62       $(0.08)(6)    $4.57(6)      $4.49      $   --            $   --          $   --          $14.11
   2002           12.35        (0.09)(6)    (2.64)(6)     (2.73)         --                --              --            9.62
   2001           30.57        (0.14)      (10.81)       (10.95)         --             (7.27)          (7.27)          12.35
   2000           21.12        (0.01)       11.28         11.27          --             (1.82)          (1.82)          30.57
   1999           13.68        (0.12)        7.62          7.50          --             (0.06)          (0.06)          21.12
 Class I
   2003          $ 9.59       $(0.11)(6)    $4.55(6)      $4.44      $   --            $   --          $   --          $14.03
   2002           12.35        (0.08)(6)    (2.68)(6)     (2.76)         --                --              --            9.59
   2001(2)        15.59        (0.02)       (3.22)        (3.24)         --                --              --           12.35
MID-CAP FUND
 Class A
   2003          $11.74        $0.11(6)     $3.25(6)      $3.36      $(0.08)           $(0.06)         $(0.14)         $14.96
   2002           12.19         0.06        (0.46)(7)     (0.40)      (0.05)               --           (0.05)          11.74
   2001           17.42         0.07        (3.22)        (3.15)      (0.08)            (2.00)          (2.08)          12.19
   2000           15.19         0.07         3.76         (3.83)      (0.07)            (1.53)          (1.60)          17.42
   1999           14.00         0.07         2.21         (2.28)      (0.07)            (1.02)          (1.09)          15.19
CORE FIXED INCOME FUND
 Class A
   2003          $10.67        $0.40(6)     $0.28(6)      $0.68      $(0.42)           $(0.22)         $(0.64)         $10.71
   2002           10.75         0.52         0.08          0.60       (0.52)            (0.16)          (0.68)          10.67
   2001           10.08         0.61         0.67          1.28       (0.61)               --           (0.61)          10.75
   2000           10.03         0.62         0.05          0.67       (0.62)               --           (0.62)          10.08
   1999           10.92         0.56        (0.66)        (0.10)      (0.56)            (0.23)          (0.79)          10.03
 Class I
   2003          $10.67        $0.37(6)     $0.28(6)      $0.65      $(0.39)           $(0.22)         $(0.61)         $10.71
   2002           10.76         0.49         0.07          0.56       (0.49)            (0.16)          (0.65)          10.67
   2001(2)        10.60         0.08         0.16          0.24       (0.08)               --           (0.08)          10.76
HIGH YIELD BOND FUND
 Class A
   2003          $ 7.60        $0.68(6)     $0.77(6)      $1.45      $(0.68)           $   --          $(0.68)         $ 8.37
   2002            7.86         0.70        (0.26)         0.44       (0.70)               --           (0.70)           7.60
   2001            9.15         0.88        (1.29)        (0.41)      (0.88)               --           (0.88)           7.86
   2000           10.11         0.96        (0.96)           --       (0.96)               --           (0.96)           9.15
   1999           10.81         1.02        (0.64)         0.38       (1.02)            (0.06)          (1.08)          10.11

----------------------------------------------------------------------------------------------------
                                                         Ratio of Net        Ratio of
                                                           Investment        Expenses
                                                Ratio of       Income      to Average
                                Net Assets      Expenses       (Loss)      Net Assets     Portfolio
                  Total      End of Period    to Average   to Average      (Excluding      Turnover
                Return+       ($Thousands)    Net Assets   Net Assets        Waivers)          Rate
-----------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
 Class A
   2003           46.67%        $  875,906          1.10%       (0.66)%          1.27%         166%
   2002          (22.11)           606,999          1.10        (0.69)           1.27          156
   2001          (42.83)           821,391          1.10        (0.80)           1.29          157
   2000           55.28          1,575,462          1.10        (0.74)           1.27          182
   1999           55.00            931,024          1.10        (0.72)           1.10          141
 Class I
   2003           46.30%        $    5,339          1.35%       (0.91)%          1.52%         166%
   2002          (22.35)             1,879          1.35        (0.71)           1.53          156
   2001(2)       (20.78)                46          1.35        (1.12)           1.54          157
MID-CAP FUND
 Class A
   2003           28.92%        $   41,502          1.00%        0.86%           1.03%         109%
   2002           (3.34)            25,499          1.00         0.39            1.02          222
   2001          (19.59)            32,976          1.00         0.51            1.02          193
   2000           27.14             42,148          1.00         0.48            1.05          170
   1999           16.53             34,995          1.00         0.40            1.00          139
CORE FIXED INCOME FUND
 Class A
   2003            6.63%        $3,823,429          0.60%        3.77%           0.84%         470%
   2002            5.89          3,686,946          0.60         4.96            0.84          379
   2001           13.00          3,519,061          0.60         5.79            0.84          358
   2000            6.97          3,113,103          0.60         6.27            0.83          265
   1999           (0.96)         2,348,453          0.60         5.47            0.60          334
 Class I
   2003            6.37%        $    5,931          0.85%        3.46%           1.09%         470%
   2002            5.53              4,268          0.85         4.52            1.09          379
   2001(2)         2.28                 86          0.85         5.01            1.09          358
HIGH YIELD BOND FUND
 Class A
   2003           19.88%        $  976,659          0.85%        8.50%           1.12%         129%
   2002            5.45            745,525          0.85         8.67            1.12          126
   2001           (4.76)           721,314          0.85        10.27            1.12          105
   2000           (0.09)           763,941          0.85         9.92            1.12           40
   1999            3.51            507,218          0.85         9.62            0.89           17


+    Returns are for the period indicated and have not been annualized.
*    Amount represents less then $0.01.
(1) Commenced operations on April 8, 2002. All ratios for the period have been annualized.
(2) Commenced operations on August 6, 2001. All ratios for the period have been annualized.
(3) Commenced operations on October 31, 2000. All ratios for the period have been annualized.
(4) Commenced operations on February 11, 2002. All ratios for the period have been annualized.
(5)  Return of Capital.
(6) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(7) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(8)  Including Return of Capital of $0.01.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          97

Notes to Financial Statements



1. ORGANIZATION
SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 9 diversified Funds: Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Core Fixed Income and High Yield Bond Fund (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Core Fixed Income and High Yield Bond Funds, Class I shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth and Core Fixed Income Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objective, policies, and strategies. Effective December 31, 2002, Capital Appreciation, Equity Income and Balanced Funds were liquidated.

On August 20, 2003, the Board of Trustees of the Funds approved the launch of the Real Estate, Large Cap Disciplined Equity and Managed Volatility Funds. As of September 30, 2003 these Funds had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market, and listed equity securities for which no sale was reported on that date, are stated at the last quoted bid price. Securities that are quoted on a National Market System are valued at the official closing price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Subject to the foregoing, other securities for which quotations are not readily available are valued in accordance with fair value procedures as determined in good faith by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by SEI Investments Fund Management and SEI Investments Management Corporation require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FUTURES CONTRACTS -- The Tax-Managed Large Cap, Large Cap Value, Large Cap Growth and Mid-Cap Funds utilized S&P 500 Composite Index futures contracts; the Tax-Managed Small Cap, Small Cap Value, and Small Cap Growth Funds utilized the Russell 2000 Index futures contracts; and the Core Fixed Income Fund utilized U.S. Treasury 5 year notes, 10 year notes, 30 year bonds and Eurodollar futures contracts during the year ended September 30, 2003. The Funds' invest-



-------------------------------------------------------------------------------
98          SEI Institutional Managed Trust / Annual Report / September 30, 2003
ments in S&P 500 Composite Index and Russell 2000 Index futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, or that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets and Statement of Assets and Liabilities to the extent of the contract amounts.

The following Funds had Long (Short) futures contracts open as of September 30, 2003.


--------------------------------------------------------------------------------
                                                                      Unrealized
                                          Contract                  Appreciation
Contract                 Number of           Value   Expiration   (Depreciation)
Description              Contracts    ($Thousands)         Date     ($Thousands)
--------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
S&P 500 Composite Index         91         $22,616     12/18/03          $ (504)
                                                                        --------
LARGE CAP VALUE FUND
S&P 500 Composite Index         87          21,622     12/18/03            (528)
                                                                        --------
LARGE CAP GROWTH FUND
S&P 500 Composite Index        183          45,480     12/18/03          (1,116)
                                                                        --------
TAX-MANAGED SMALL CAP FUND
Russell 2000 Index              27           6,586     12/21/03            (189)
                                                                        --------
SMALL CAP VALUE FUND
Russell 2000 Index             105          25,612     12/21/03            (731)
                                                                        --------
SMALL CAP GROWTH FUND
Russell 2000 Index              62          15,123     12/21/03            (431)
                                                                        --------
MID-CAP FUND
S&P 500 Composite Index          4             994     12/18/03             (29)
                                                                        --------
CORE FIXED INCOME FUND
U.S. Ten Year Note            (246)        (28,198)    12/21/03            (365)
U.S. Five Year Note (CBT)   (3,353)       (380,461)    12/21/03          (8,248)
U.S. Long Treasury
  Bond (CBT)                 1,474         165,318     12/21/03           9,360
90 Day Eurodollar              325          79,930     09/13/04             691
                                                                        --------
                                                                          1,438
                                                                        --------

OPTION WRITING/PURCHASING -- Each Fund may invest in financial option contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Core Fixed Income Fund had option contracts as of September 30, 2003 as disclosed in the Fund's Schedule of Investments.

Written option transactions entered into during the year ended September 30, 2003 are summarized as follows:


--------------------------------------------------------------------------------
                                Core Fixed Income
--------------------------------------------------------------------------------
                                                                        Premium
                                             # of Contracts        ($ Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period                    2,112             $ 2,529
Written                                          43,692,841              13,247
Expired                                         (43,684,546)             (4,077)
Exercised                                                --                  --
Closing Buys                                         (7,895)             (9,022)
--------------------------------------------------------------------------------
Balance at the end of period                          2,512             $ 2,677
================================================================================

At September 30, 2003 the Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003          99

ILLIQUID SECURITIES -- Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth and Mid-Cap Funds; and declared daily and paid monthly for the Core Fixed Income and High Yield Bond Funds. Dividends and distributions are recorded on the ex-dividend date.

The Small Cap Value, Mid-Cap and Core Fixed Income Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Fund Management (the "Administrator"), are parties to an amended and restated Administration and Transfer Agency Agreement dated September 16, 2002 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Tax-Managed Large Cap Class I, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, and High Yield Bond Funds; 0.15% of average daily net assets of the Tax-Managed Large Cap Class Y; and 0.28% of the average daily net assets of the Core Fixed Income Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Large Cap Value Fund's average daily net assets, at an annual rate of 0.40% of the Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds' average daily net assets, at an annual rate of 0.65% of the Tax-Managed Small Cap, Small Cap Value and Small Cap Growth Funds' average daily net assets, at an annual rate of 0.275% of the Core Fixed Income Fund's average daily net assets, and at an annual rate of 0.4875% of the High Yield Bond Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its fee in an amount equal to 0.05% of the average daily net assets of the Tax-Managed Large Cap and Large Cap Growth Funds.

SIMC has entered into investment sub-advisory agreements with the following parties:


--------------------------------------------------------------------------------
                                                     Currently Managing
                                     Date of          a Portion of Fund
Investment Sub-Adviser             Agreement                      (Y/N)
--------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Alliance Capital Management         10/02/00                          Y
Aronson + Johnson + Ortiz, LP       07/01/03                          Y
Franklin Portfolio Associates       07/01/03                          Y
LSV Asset Management                08/03/01                          Y
Montag and Caldwell, Inc.           03/12/02                          Y
Parametric Portfolio Associates     06/28/01                          Y
Peregrine Capital Management        02/16/01                          Y
Transamerica Investment
   Management, LLC                  09/17/01                          Y

LARGE CAP VALUE FUND
Alliance Capital Management         12/15/97                          Y
Aronson + Johnson + Ortiz, LP       07/01/03                          Y
Franklin Portfolio Associates       07/01/03                          Y
LSV Asset Management                03/31/95                          Y

LARGE CAP GROWTH FUND
Goldman Sachs Asset Management      01/24/03                          Y
McKinley Capital Management, Inc.   06/26/02                          Y
Montag and Caldwell, Inc.           03/12/02                          Y
Peregrine Capital Management        12/07/00                          Y
Transamerica Investment
   Management, LLC                  09/17/01                          Y

TAX-MANAGED SMALL CAP FUND
BlackRock Advisors                  07/01/03                          Y
David J. Green and Company, LLC     10/31/00                          Y
Delaware Investments                07/01/03                          Y
LSV Asset Management                08/14/00                          Y
Mazama Capital Management, LLC      12/09/02                          Y
McKinley Capital Management, Inc.   08/14/00                          Y

SMALL CAP VALUE FUND
Artisan Partners Limited Partnership03/26/99                          Y
BlackRock Advisors                  07/01/03                          Y
David J. Greene and Company, LLC    08/14/01                          Y
LSV Asset Management                06/11/97                          Y
Martingale Asset Management         12/09/02                          Y
Lee Munder Investments              07/01/03                          Y
Wellington Management Company       07/01/03                          Y

SMALL CAP GROWTH FUND
Lee Munder Investments Ltd.         12/09/02                          Y
Mazama Capital Management LLC       12/13/99                          Y
McKinley Capital Management Inc.    10/30/00                          N
RS Investment Management            03/23/98                          Y
Delaware Investments                07/01/03                          Y
Wellington Management Co., LLP      03/14/02                          Y

MID-CAP FUND
Martingale Asset Management, L.P.   09/26/95                          Y

CORE FIXED INCOME FUND
BlackRock, Inc.                     01/02/96                          Y
Metropolitan West Asset Management  06/26/02                          Y
Western Asset Management Company    11/13/95                          Y


--------------------------------------------------------------------------------
100         SEI Institutional Managed Trust / Annual Report / September 30, 2003

--------------------------------------------------------------------------------
                                                     Currently Managing
                                     Date of          a Portion of Fund
Investment Sub-Adviser             Agreement                      (Y/N)
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
Nicholas Applegate Capital
   Management, Inc.                 06/25/01                          Y
Nomura Corporate Research and
   Asset Management                 09/22/99                          Y
Shenkman Capital Management         06/21/01                          Y

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SIMC, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class Y shares will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted Administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2003 were as follows ($ Thousands):

Tax-Managed Large Cap Fund                            $1,109
Large Cap Value Fund                                   2,343
Large Cap Growth Fund                                  1,593
Tax-Managed Small Cap Fund                               209
Small Cap Value Fund                                     831
Small Cap Growth Fund                                    752
                                                      ------
                                                      $6,837
                                                      ======

For the year ended September 30, 2003, the Funds paid commissions to affiliated broker-dealers as follows ($ Thousands):

Tax-Managed Large Cap Fund                             $   90
Large Cap Value Fund                                      373
Large Cap Growth Fund                                     486
Tax-Managed Small Cap Fund                                  3
Small Cap Value Fund                                       36
Small Cap Growth Fund                                      56
                                                       ------
                                                       $1,044
                                                       ======

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2003, the Distributor retained 100% of the Shareholder Servicing fees less the waiver, and 97% of the Administration Servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

The Funds also used the Distributor as an agent in placing repurchase agreements. For the year ended September 30, 2003, the following Funds paid the Distributor through a reduction in the yield earned by the Funds on those repurchase agreements ($ Thousands):

Tax-Managed Large Cap Fund                              $ 21
Large Cap Value Fund                                      42
Large Cap Growth Fund                                     63
Tax-Managed Small Cap Fund                                 4
Small Cap Value Fund                                       8
Small Cap Growth Fund                                     16
Mid-Cap Fund                                              --
Core Fixed Income Fund                                   212
High Yield Bond Fund                                       7
                                                        ----
                                                        $373
                                                        ====

Amounts designated as "--" are zero or have been rounded to zero.

LSV Asset Management (a partially-owned subsidiary of SIMC) serves as the sub-adviser to the Tax-Managed Large Cap, Large Cap Value, Tax-Managed Small Cap and Small Cap Value Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended September 30, 2003 were as follows ($ Thousands):

Tax-Managed Large Cap Fund                            $  338
Large Cap Value Fund                                     906
Tax-Managed Small Cap Fund                               146
Small Cap Value Fund                                     520
                                                      ------
                                                      $1,910
                                                      ======


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003        101

NOTES TO FINANCIAL STATEMENTS



4. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions for the Funds were as follows (Thousands):

For the years ended September 30,

---------------------------------------------------------------------------------------------------------------------------
                                                  TAX-MANAGED                  LARGE CAP                    LARGE CAP
                                                LARGE CAP FUND                VALUE FUND                   GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------

                                              2003           2002           2003          2002          2003          2002
---------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                         116,040        149,295(1)      92,554      106,820        100,693       125,849
     Shares Issued in Lieu of Dividends
       and Distributions                     1,629          1,073          3,248        4,467            133            --
     Shares Redeemed                      (118,161)      (133,444)       (93,727)    (109,925)(2)    (98,764)     (110,301)(2)
--------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 (492)        16,924          2,075        1,362          2,062        15,548
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                              --             --            255          536            344           735
     Shares Issued in Lieu of Dividends
       and Distributions                        --             --              6            2             --            --
     Shares Redeemed                            --             --           (164)        (104)          (172)         (126)
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   --             --             97          434            172           609
---------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Shares Issued                             130            371             --           --             --            --
     Shares Issued in Lieu of Dividends
       and Distributions                         4              1             --           --             --            --
     Shares Redeemed                           (69)           (21)            --           --             --            --
---------------------------------------------------------------------------------------------------------------------------
   Total Class Y Transactions                   65            351             --           --             --            --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Share Transactions               (427)        17,275          2,172        1,796          2,234        16,157
===========================================================================================================================


---------------------------------------------------------------------------------------------------------------------------
                                                 TAX-MANAGED                   SMALL CAP                   SMALL CAP
                                               SMALL CAP FUND                 VALUE FUND                  GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------

                                              2003           2002           2003          2002          2003          2002
---------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                          11,496         16,287         18,452       35,316         31,812        34,748
     Shares Issued in Lieu of Dividends
       and Distributions                        --             --          1,624        4,359             --            --
     Shares Redeemed                       (12,382)       (12,587)       (23,929)     (40,949)       (32,809)      (38,152)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 (886)         3,700         (3,853)      (1,274)          (997)       (3,404)
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                              --             --            134           94            272           224
     Shares Issued in Lieu of Dividends
       and Distributions                        --             --              2          --              --            --
     Shares Redeemed                            --             --            (41)         (42)           (88)          (32)
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   --             --             95           52            184           192
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Share Transactions               (886)         3,700         (3,758)      (1,222)          (813)       (3,212)
===========================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.
(1) Includes subscriptions as a result of in-kind transfers of securities (see note 7).
(2) Includes redemptions as a result of in-kind transfers of securities (see note 7).


--------------------------------------------------------------------------------
102         SEI Institutional Managed Trust / Annual Report / September 30, 2003

For the years ended September 30,

--------------------------------------------------------------------------------------------------------------------------
                                                                               CORE FIXED                   HIGH YIELD
                                                   MID-CAP FUND                INCOME FUND                   BOND FUND
--------------------------------------------------------------------------------------------------------------------------

                                              2003           2002           2003         2002           2003          2002
--------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                           2,032          4,391        155,837      155,846         70,510        45,411
     Shares Issued in Lieu of Dividends
     and Distributions                          26             10         18,747       20,235          8,833         8,047
     Shares Redeemed                        (1,457)        (4,935)      (162,967)    (157,865)       (60,797)      (47,149)
--------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                  601           (534)        11,617       18,216         18,546         6,309
--------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                              --             --            642          468             --            --
     Shares Issued in Lieu of Dividends
     and Distributions                          --             --             29            9             --            --
     Shares Redeemed                            --             --           (517)         (85)            --            --
--------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   --             --            154          392             --            --
--------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Capital Share Transactions               601           (534)        11,771       18,608         18,546         6,309
==========================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.


5. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the year ended September 30, 2003, were as follows:

--------------------------------------------------------------------------------
                       U.S. Gov't               Other                Total
                     ($ Thousands)       ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
TAX-MANAGED
   LARGE CAP FUND
Purchases             $        --          $1,525,170          $ 1,525,170
Sales                          --           1,555,524            1,555,524
LARGE CAP VALUE FUND
Purchases                      --           3,452,765            3,452,765
Sales                          --           3,430,114            3,430,114
LARGE CAP GROWTH FUND
Purchases                      --           2,324,854            2,324,854
Sales                          --           2,339,909            2,339,909
TAX-MANAGED
   SMALL CAP FUND
Purchases                      --             203,395              203,395
Sales                          --             212,344              212,344
SMALL CAP VALUE FUND
Purchases                      --             687,607              687,607
Sales                          --             783,988              783,988
SMALL CAP GROWTH FUND
Purchases                      --           1,160,981            1,160,981
Sales                          --           1,172,036            1,172,036
MID-CAP FUND
Purchases                      --              42,557               42,557
Sales                          --              35,832               35,832
CORE FIXED INCOME FUND
Purchases              14,859,205           1,164,465           16,023,670
Sales                  14,992,941           1,030,753           16,023,694
HIGH YIELD BOND FUND
Purchases                      --           1,209,823            1,209,823
Sales                          --           1,085,687            1,085,687


6. FEDERAL TAX INFORMATION
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, and utilization of earnings and profits on shareholder redemptions and net operating losses have been reclassified to/from the following accounts as of September 30, 2003:

--------------------------------------------------------------------------------
                                       Undistributed       Accumulated
                        Paid-in       Net Investment         Realized
                        Capital        Income (Loss)       Gain (Loss)
                  ($ Thousands)        ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Growth Fund   $(1,355)             $ 1,355          $     --
Tax-Managed Small
   Cap Fund                (322)                 322                --
Small Cap Value Fund      7,238                  926            (8,164)
Small Cap Growth Fund    (4,881)               4,881                --
Mid-Cap Fund                293                   44              (337)
Core Fixed Income Fund    8,709               16,983           (25,692)



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003         103

6. FEDERAL TAX INFORMATION (CONTINUED)
Capital Share Transactions for the Funds were as follows (Thousands):



The tax character of dividends and distributions paid during the last two years were as follows:

----------------------------------------------------------------------------------------------------------
                                          Ordinary           Long-term         Return of
                                            Income        Capital Gain           Capital             Total
                                     ($ Thousands)       ($ Thousands)     ($ Thousands)     ($ Thousands)
----------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund 2003           $ 14,190             $    --           $    --          $ 14,190
                           2002             11,233                  --                --            11,233

Large Cap Value Fund       2003             52,336                  --                --            52,336
                           2002             46,212              40,175                --            86,387

Large Cap Growth Fund      2003                599                  --             1,355             1,954
                           2002                 --                  --                --                --

Small Cap Value Fund       2003              4,152              22,089                --            26,241
                           2002             46,592              32,485                --            79,077

Mid-Cap Fund               2003                217                 165                --               382
                           2002                165                  --                --               165

Core Fixed Income Fund     2003            166,770              50,341                --           217,111
                           2002            213,321              17,345                --           230,666

High Yield Bond Fund       2003             75,605                  --                --            75,605
                           2002             67,313                  --                --            67,313

As of September 30, 2003, the components of Distributable Earnings/(Accumulated Losses) were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                      Undistributed Undistributed       Capital          Post      Unrealized         Other                   Total
                           Ordinary     Long-Term          Loss       October    Appreciation     Temporary Distributable Earnings/
                             Income  Capital Gain Carryforwards        Losses   (Depreciation)  Differences    (Accumulated Losses)
                       ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)   ($ Thousands)  $ Thousands)          ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund  $ 3,154       $    --   $  (558,285)    $ (64,815)      $  12,057            --               (607,889)
Large Cap Value Fund         13,769            --       (77,757)     (100,906)        (39,787)           --               (204,681)
Large Cap Growth Fund            --            --    (1,529,541)      (65,369)       (265,694)           --             (1,860,604)
Tax-Managed Small Cap Fund       --            --       (11,586)           --          20,743            --                  9,157
Small Cap Value Fund         14,732        18,540            --            --          91,337            --                124,609
Small Cap Growth Fund            --            --      (309,132)      (11,575)         28,506            --               (292,201)
Mid-Cap Fund                    803            --            --          (403)          4,104            --                  4,504
Core Fixed Income Fund       44,836         1,294            --            --          77,776          (841)               123,065
High Yield Bond Fund            208            --      (198,174)           --          36,392          (212)              (161,786)

Post October losses represent losses realized on investment transactions from November 1, 2002 through September 30, 2003 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:


---------------------------------------------------------------------------------------------------------------------------
                                                                                                              Total Capital
                                Expires          Expires          Expires          Expires          Expires            Loss
                                   2011             2010             2009             2008             2007   Carryforwards
                          ($ Thousands)    ($ Thousands)    ($ Thousands)    ($ Thousands)    ($ Thousands)   ($ Thousands)
---------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund     $203,461         $316,235          $37,081           $1,508              $--      $  558,285
Large Cap Value Fund             77,757               --               --               --               --          77,757
Large Cap Growth Fund           625,971          903,570               --               --               --       1,529,541
Tax-Managed Small Cap Fund           --           11,586               --               --               --          11,586
Small Cap Growth Fund            37,340          218,424           53,368               --               --         309,132
High Yield Bond Fund             57,114          129,196            8,141            3,715                8         198,174

During the year ended September 30, 2003 Tax-Managed Small Cap Fund utilized $5,318,246 of capital loss carryforwards to offset capital gains.


--------------------------------------------------------------------------------
104         SEI Institutional Managed Trust / Annual Report / September 30, 2003

For Federal income tax purposes, the cost of securities owned at September 30, 2003, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                                                           Net
                                                                    Unrealized
                             Federal   Appreciated   Depreciated  Appreciation
                            Tax Cost    Securities    Securities (Depreciation)
                       ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
Tax-Managed Large
   Cap Fund               $1,870,903     $168,812     $(156,755)       $ 12,057
Large Cap Value Fund       3,800,295      283,234      (323,021)        (39,787)
Large Cap Growth Fund      4,245,941      252,193      (517,887)       (265,694)
Tax-Managed Small
   Cap Fund                  180,231       29,432        (8,689)         20,743
Small Cap Value Fund         768,233      127,921       (36,584)         91,337
Small Cap Growth Fund      1,014,535      138,070      (109,564)         28,506
Mid-Cap Fund                  41,382        5,419        (1,315)          4,104
Core Fixed Income Fund     4,954,050      119,421       (41,645)         77,776
High Yield Bond Fund         981,230       46,654       (10,262)         36,392

7. IN-KIND TRANSFERS
During the year ended September 30, 2002, the Tax-Managed Large Cap, Large Cap Value and Large Cap Growth Funds issued (redeemed) shares of beneficial interest in exchange for portfolio assets. These securities were transferred at their current value on the date of transaction.

--------------------------------------------------------------------------------
                       Shares Issues
                          (Redeemed)                Value                 Loss
--------------------------------------------------------------------------------
Tax-Managed Large Cap Fund
  2/5/02                  25,845,942        $ 262,331,234         $         --
Large Cap Value Fund
  2/5/02                  (7,261,285)        (128,524,741)         (19,306,553)
Large Cap Growth Fund
  2/5/02                  (7,372,259)        (133,806,493)         (48,447,623)

8. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rates, commercial paper, and private placements with an average weighted maturity date not to exceed 60 days and a maturity date not to exceed 397 days.

9. CONCENTRATIONS/RISKS
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

10. LITIGATION
The Core Fixed Income Fund along with other entities, are plaintiffs in an action relating to Duty Free International. Duty Free was a public company when it issued the Notes in 1994. In 1997, the British Airport Authority (BAA) purchased Duty Free. Plaintiffs contend that BAA thereafter assumed or guaranteed the Note obligation.

The Core Fixed Income Fund will bear the cost of litigation over and above the expense caps established by SIMC for the Funds.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003        105

                       This page intentionally left blank.

Report of Independent Auditors


To the Board of Trustees and Shareholders of SEI Institutional Managed Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, of Core Fixed Income Fund, and the statements of net assets of Tax-Managed Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid-Cap Fund and High Yield Bond Fund (nine Funds constituting SEI Institutional Managed Trust, hereafter referred to as the "Trust") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, each Fund's financial position at September 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 21, 2003



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003         107

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
The following chart lists Trustees and Officers as of November 21, 2003.


Set forth below are the name, age, position with the SEI Institutional Managed Funds (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling [1-800-342-5734].

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                       NUMBER OF
                                      OFFICE                                       PORTFOLIOS
                                        AND                 PRINCIPAL                IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST              OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED(1)             FIVE YEARS             BY TRUSTEE(2)           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher        Chairman    since 1986       Currently performs various        54          Trustee of The Advisors' Inner
One Freedom              of the                      services on behalf of SEI                     Circle Fund, The Arbor Fund,
Valley Drive,           Board of                     Investments Company for                       Bishop Street Funds, and The
Oaks, PA 19456          Trustees*                    which Mr. Nesher is                           Expedition Funds.
56 yrs. old                                          compensated.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran        Trustee*    since 1986       Partner, Morgan, Lewis &          54          Trustee of The Advisors' Inner
1701 Market Street                                   Bockius LLP(law firm),                        Circle Fund, The Arbor Fund,
Philadelphia, PA                                     counsel to the Trusts, SEI                    and The Expedition Funds;
19103                                                Investments Company, the                      Director of SEI Investments
63 yrs. old                                          Adviser, the Administrator                    since 1974.
                                                     and the Distributor.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch        Trustee     since 1986       Retired                           54          Trustee of STI Classic Funds
One Freedom                                                                                        and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
70 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee     since 1995       Retired, Partner, Dechert Price   54          Trustee of The Advisors' Inner
One Freedom                                          & Rhoads, September 1987-                     Circle Fund, The Arbor Fund,
Valley Drive,                                        December 1993.                                and The Expedition Funds.
Oaks, PA 19456
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr. Trustee     since 1996       Chief Executive Officer,          54          Trustee of The Advisors' Inner
One Freedom                                          Newfound Consultants Inc. since               Circle Fund, The Arbor Fund,
Valley Drive                                         April 1997. Treasurer and Clerk,              and The Expedition Funds;
Oaks, PA 19456                                       Peak Asset Management, Inc.,                  Trustee, Navigator Securities
60 yrs. old                                          since 1991.                                   Lending Trust, since
1995.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco      Trustee     since 1999       Principal, Grecoventures          54          Director, Sonoco, Inc.; Director,
One Freedom                                          (consulting firm) since August                Exelon Energy; Director, Radian,
Valley Drive                                         1997. President, Corestates                   Inc.; Trustee, Pennsylvania
Oaks, PA 19456                                       Financial Corp., 1991-1997; Chief             Real Estate Investment Trust.
57 yrs. old                                          Executive Officer and President,
                                                     Corestates Bank, N.A., 1991-1997.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy            Trustee     since 2003       Partner, Cue Capital since 2002,  54          No other directorships
One Freedom                                          Head of Sales Investorforce,
Valley Drive,                                        January 2002-December 2001;
Oaks, PA 19456                                       Global Partner working for the
46 yrs. old                                          CEO, Invesco Capital, January
                                                     1998-January 2000. Head of Sales
                                                     and Client Services, Chancellor
                                                     Capital and later LGT Asset
                                                     Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE
  1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.
1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR,
  OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS:SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS,
  SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI
  INSURANCE PRODUCTS TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


-------------------------------------------------------------------------------
108        SEI Institutional Managed Trust / Annual Report / September 30, 2003

-----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                            NUMBER OF
                                      OFFICE                                            PORTFOLIOS
                                        AND                 PRINCIPAL                     IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                   COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                   OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED(1)             FIVE YEARS                 BY TRUSTEE(2)          TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin   President      since 1986       Executive Vice President and           N/A                 N/A
One Freedom            & CEO                         President - Asset Management
Valley Drive,                                        Division of SEI Investments since
Oaks, PA 19456                                       1993. Executive Vice President of
52 yrs. old                                          the Adviser and the Administrator
                                                     since 1994. Senior Vice President
                                                     of the Distributor, 1986-1991; Vice
                                                     President of the Distributor,
                                                     1981-1986.
-----------------------------------------------------------------------------------------------------------------------------------
Peter (Pedro) A.  Controller and    since 2003       Director, Funds Accounting, SEI        N/A                 N/A
Rodriguez              Chief                         Investments Global Funds Services
One Freedom          Financial                       since September 2002 (and 1997-2002);
Valley Drive,         Officer                        Vice President, Fund Administration,
Oaks, PA 19456                                       BlackRock Financial Management
41 yrs. old                                          (April 2002 to September 2002).
-----------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 1999       Employed by SEI Investments since      N/A                 N/A
One Freedom          President                       October 1999. Vice President and
Valley Drive            and                          Assistant Secretary of the Adviser,
Oaks, PA 19456       Assistant                       Administrator and Distributor since
35 yrs. old          Secretary                       December 1999. Associate, Dechert
                                                     Price & Rhoads (law firm), 1997-1999.
                                                     Associate, Richter, Miller & Finn (law
                                                     firm), 1993-1997.
-----------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis       Vice         since 1998       Vice President and Assistant           N/A                 N/A
One Freedom          President                       Secretary of SEI Investments,
Valley Drive            and                          the Adviser, the Administrator
Oaks, PA 19456       Assistant                       and the Distributor since 1998.
38 yrs. old          Secretary                       Assistant General Counsel and
                                                     Director of Arbitration,
                                                     Philadelphia Stock Exchange,
                                                     1989-1998.
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003         109




TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)


---------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                            NUMBER OF
                                      OFFICE                                            PORTFOLIOS
                                        AND                 PRINCIPAL                     IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                   COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                   OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED(1)            FIVE YEARS                   BY TRUSTEE(2)         TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Christine M.           Vice         since 1999       Employed by SEI Investments since      N/A                 N/A
McCullough           President                       November 1, 1999. Vice President
One Freedom             and                          and Assistant Secretary of the
Valley Drive         Assistant                       Adviser, the Administrator and the
Oaks, PA 19456       Secretary                       Distributor since December 1999.
42 yrs. old                                          Associate at White and Williams LLP,
                                                     1991-1999. Associate at Montgomery,
                                                     McCracken, Walker & Rhoads, 1990-1991.
---------------------------------------------------------------------------------------------------------------------------
Sherry Kajdan          Vice         since 2001       Vice President and Assistant           N/A                 N/A
Vetterlein           President                       Secretary of SEI Investments
One Freedom             and                          Mutual Funds Services since
Valley Drive         Assistant                       January 2001. Shareholder/Partner,
Oaks, PA 19456       Secretary                       Buchanan Ingersoll Professional
40 yrs. old                                          Corporation (1992-2000).
---------------------------------------------------------------------------------------------------------------------------
William E.              Vice        since 2001       Vice President and Assistant           N/A                 N/A
Zitelli, Jr.          President                      Secretary of the Administrator and
One Freedom              and                         Distributor since August 2000.
Valley Drive          Assistant                      Vice President, Merrill Lynch & Co.
Oaks, PA 19456        Secretary                      Asset Management Group (1998-2000).
34 yrs. old                                          Associate at Pepper Hamilton LLP
                                                     (1997-1998). Associate at Reboul,
                                                     MacMurray, Hewitt, Maynard & Kristol
                                                    (1994-1997).
---------------------------------------------------------------------------------------------------------------------------
Robert S. Ludwig       Vice         since 1985       Employed by SEI Investments            N/A                 N/A
One Freedom          President                       since 1985. Senior Vice President
Valley Drive            and                          and Chief Investment Officer of SEI
Oaks, PA 19456       Assistant                       Asset Management Group since 1995.
53 yrs. old          Secretary                       Manager of Product Development for
                                                     SEI's institutional mutual funds
                                                     and repurchase trading desk from
                                                     1985-1995. Held various product
                                                     management and development positions
                                                     at Chase Econometrics and Interactive
                                                     Data Corporation from 1974-1985.
---------------------------------------------------------------------------------------------------------------------------
John C. Munch          Vice         since 2002       Vice President and Assistant           N/A                 N/A
One Freedom          President                       Secretary of the Administrator
Valley Drive            and                          and Distributor since November
Oaks, PA 19456       Assistant                       2001. Associate, Howard, Rice,
32 yrs. old          Secretary                       Nemorvoski, Canady, Falk & Rabkin
                                                     (law firm), 1998-2001. Associate,
                                                     Seward & Kissel LLP (law firm),
                                                     1996-1998.
---------------------------------------------------------------------------------------------------------------------------

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR,
  OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS:SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS,
  SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI
  INSURANCE PRODUCTS TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.



--------------------------------------------------------------------------------
110         SEI Institutional Managed Trust / Annual Report / September 30, 2003

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders who do not have a September 30, 2003, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2003, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2003, the Funds of the SEI Institutional Managed Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

---------------------------------------------------------------------------------------------------------------------------
                                  (A)                  (B)                                      (C)
                               LONG TERM            QUALIFIED            15% RATE            ORDINARY
                             CAPITAL GAINS         5-YEAR GAIN           LONG-TERM            INCOME              TOTAL
                             DISTRIBUTIONS        DISTRIBUTIONS        CAPITAL GAIN        DISTRIBUTIONS      DISTRIBUTIONS
PORTFOLIO                     (TAX BASIS)          (TAX BASIS)         DISTRIBUTION         (TAX BASIS)        (TAX BASIS)
---------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund         0%                   0%                   0%                100%                100%
Large Cap Value Fund               0%                   0%                   0%                100%                100%
Large Cap Growth Fund              0%                   0%                   0%                100%                100%
Tax-Managed Small Cap Fund         0%                   0%                   0%                  0%                  0%
Small Cap Value Fund              67%                   0%                   6%                 27%                100%
Small Cap Growth Fund              0%                   0%                   0%                  0%                  0%
Mid-Cap Fund                      28%                   0%                   0%                 72%                100%
Core Fixed Income Fund            23%                   0%                   0%                 77%                100%
High Yield Bond Fund               0%                   0%                   0%                100%                100%


---------------------------------------------------------------------------------------------------------------------------
                                  (D)
                               DIVIDENDS
                              QUALIFYING           QUALIFYING
                             FOR CORPORATE       DIVIDEND INCOME           (E)                  (F)
                             DIVIDENDS REC.        (15% TAX RATE         TAX-EXEMPT            FOREIGN
PORTFOLIO                     DEDUCTION(1)          FOR QDI)(2)           INTEREST          TAX CREDIT(3)
---------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund       100%                  77%                   0%                  0%
Large Cap Value Fund              99%                  77%                   0%                  0%
Large Cap Growth Fund            100%                 100%                   0%                  0%
Tax-Managed Small Cap Fund         0%                   0%                   0%                  0%
Small Cap Value Fund              50%                  20%                   0%                  0%
Small Cap Growth Fund              0%                   0%                   0%                  0%
Mid-Cap Fund                      57%                  32%                   0%                  0%
Core Fixed Income Fund             0%                   0%                   0%                  0%
High Yield Bond Fund               0%                   0%                   0%                  0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by the law.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

(3) Foreign tax credit pass thru represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions".

Items (A), (B) and (C) are based on the percentage of each Fund's total distribution.

Items (D) and (F) are based on the percentage of ordinary income distributions of each fund.

Item (E) is based on the percentage of gross income of each Fund.


Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

-------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2003         111

Notes

Notes

Notes

Notes

Notes

SEI INSTITUTIONAL MANAGED TRUST ANNUAL REPORT SEPTEMBER 30, 2003


Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]



[SEI INVESTMENTS LOGO OMITTED]


SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-087 (09/03)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee, and any person who performs a similar function.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3 (a) (2)

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Code of Ethics attached herto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                SEI Institutional Managed Trust


By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            ----------------------
                                            Edward D. Loughlin
                                            Chief Executive Officer

Date:  11/26/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            ----------------------
                                            Edward D. Loughlin
                                            Chief Executive Officer


Date:  11/26/03


By (Signature and Title)*                   /s/ Peter (Pedro) A. Rodriguez
                                            ------------------------------
                                            Peter (Pedro) A. Rodriguez
                                            Chief Financial Officer

Date:  11/26/03
* Print the name and title of each signing officer under his or her signature.